Filed with the Securities and Exchange Commission on April 27, 2022

1933 Act Registration File No. 333-______

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐ Pre-Effective Amendment No.         ___

☐ Post-Effective Amendment No.        ___

(Check appropriate box or boxes.)

INVESTMENT MANAGERS SERIES TRUST II
(Exact Name of Registrant as Specified in Charter)

235 West Galena Street
Milwaukee, WI 53212-3948
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (626) 385-5777

Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740
(Name and Address of Agent for Service)

Copy to:
Laurie Dee
Morgan, Lewis & Bockius LLP
600 Anton Boulevard, Suite 1800
Costa Mesa, California 92626

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933, as amended.

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Title of Securities Being Registered:

AXS SPAC and New Issue ETF

AXS De-SPAC ETF

AXS Short De-SPAC ETF

AXS FOMO ETF

AXS Revere Sector Opportunity ETF

AXS Short Innovation ETF

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

Collaborative Investment Series Trust

The SPAC and New Issue ETF

The De-SPAC ETF

The Short De-SPAC ETF

FOMO ETF

Revere Sector Opportunity ETF

Tuttle Capital Short Innovation ETF

(each, a “Target Fund” and collectively, the “Target Funds”)

500 Damonte Ranch Parkway

Building 700, Unit 700

Reno, NV 89521

1-(866) 904-0406

[   ], 2022

Dear Valued Shareholder:

A Special Meeting of Shareholders of each Target Fund, each a series of the Collaborative Investment Series Trust (the “Trust”), has been scheduled for [     ], 2022 (the “Special Meeting”) and will be held at the offices of [   ] on [   ], 2022.

Shareholders of each Target Fund are being asked to approve an Agreement and Plan of Reorganization (each, a “Plan” and collectively, the “Plans”) of their Target Fund into a corresponding, newly created series (each, an “Acquiring Fund” and together, the “Acquiring Funds”) of Investment Managers Series Trust II (“IMST II”), as set forth below. Each Plan will provide for the transfer of all of the assets of a Target Fund to the corresponding Acquiring Fund in exchange for shares of that Acquiring Fund and the assumption of all of the liabilities of such Target Fund by the corresponding Acquiring Fund, and the distribution of the Acquiring Fund’s shares received by such Target Fund to its shareholders in complete liquidation of the Target Fund (each, a “Reorganization” and collectively, the “Reorganizations”).

Target Fund	Acquiring Fund
The SPAC and New Issue ETF	AXS SPAC and New Issue ETF
The De-SPAC ETF	AXS De-SPAC ETF
The Short De-SPAC ETF	AXS Short De-SPAC ETF
FOMO ETF	AXS FOMO ETF
Revere Sector Opportunity ETF	AXS Revere Sector Opportunity ETF
Tuttle Capital Short Innovation ETF	AXS Short Innovation ETF

On ____________, AXS Investments LLC (“AXS”), the investment advisor of each Acquiring Fund, entered into an agreement with Tuttle Capital Management, LLC (“Tuttle Capital”), the investment advisor of each Target Fund, whereby Tuttle Capital would transfer its investment advisory business relating to the Target Funds to AXS (the “Transaction”). In connection with the Transaction, AXS wishes to reorganize the Target Funds into the AXS family of funds. To effectuate this, the Board of Trustees of the Trust (the “Board”) has approved, pursuant to a Plan for each Reorganization, the Reorganization of each Target Fund. Each Acquiring Fund will be managed by AXS and has the same investment objective and principal investment strategies, and substantially similar risks as the corresponding Target Fund. Matthew Tuttle, the current portfolio manager of The SPAC and New Issue ETF, The De-SPAC ETF, The Short De-SPAC ETF, FOMO ETF and Tuttle Capital Short Innovation ETF, is currently a dual employee of AXS and Tuttle Capital and he will continue to serve as a portfolio manager of the corresponding Acquiring Funds following the Reorganizations as an employee of AXS. Following the Reorganizations, Tuttle Capital intends to remain in business as a separate investment advisor for a limited period, but will not be involved in the management of the Acquiring Funds. In addition, Revere Wealth Management LLC, the current sub-advisor of the Revere Sector Opportunity ETF, and Scott Fullman, the current portfolio manager of the Revere Sector Opportunity ETF, will continue to serve as sub-adviser and portfolio manager, respectively, to the AXS Revere Sector Opportunity ETF following the Reorganization.

If shareholders of a Target Fund approve the applicable Plan and certain other closing conditions are satisfied or waived, each shareholder of that Target Fund will receive after the closing of the applicable Reorganization (in accordance with the Plan) a number of shares of beneficial interest of the corresponding Acquiring Fund equal in value to the aggregate net asset value of the shares of the Target Fund held by the Target Fund shareholder immediately prior to the Reorganization, and the Target Fund shareholders will become shareholders of the Acquiring Fund.

Each Acquiring Fund is a newly organized fund that will commence operation upon the closing of the Reorganization of the corresponding Target Fund. Each Reorganization generally is not expected to result in the recognition of gain or loss by the applicable Target Fund or its shareholders for federal income tax purposes. No sales charges or redemption fees will be imposed in connection with the Reorganizations. The Reorganization of each Target Fund into the corresponding Acquiring Fund is not conditioned upon receipt of shareholder approval of the Reorganization relating to any of the other Target Funds. If the shareholders of a Target Fund do not approve the applicable Reorganization, then the Reorganization of that Target Fund will not be implemented and such Target Fund will continue to operate as a series of the Trust. The Board will consider additional actions as it deems to be in the best interests of such Target Fund, including liquidation.

After careful consideration, for the reasons discussed in the attached Proxy Statement/Prospectus, and based on the recommendation of the Trust’s investment advisor, Tuttle Capital, the Board has approved each Reorganization and the solicitation of each Target Fund’s shareholders with respect to the applicable Plan. The Board recommends that the shareholders of each Target Fund vote “FOR” approval of the Plan with respect to their Target Fund and the Reorganization it contemplates.

The attached Proxy Statement/Prospectus is designed to give you more information about the proposal. If you have any questions regarding the proposal to be voted on, please do not hesitate to call [   ]. If you were a shareholder of record of a Target Fund as of the close of business on [      ], 2022, the record date for the Special Meeting, you are entitled to vote on the proposal with respect to your Target Fund(s) at the Special Meeting and at any adjournment thereof. While you are, of course, welcome to join us at the Special Meeting, we expect that most shareholders will cast their votes by filling out and signing the enclosed proxy card.

Whether or not you are planning to attend the Special Meeting, we need your vote. Please submit your vote via the options listed on your proxy card. You can mark, sign and date the enclosed proxy card and promptly return it in the enclosed, postage-paid envelope so that the maximum number of shares may be voted. You should follow the enclosed instructions on your proxy card as to how to vote, which includes calling the toll-free number on your proxy card to vote by telephone. You may revoke your proxy before it is exercised at the Special Meeting, either by writing to the Secretary of the Trust at the address noted in the Proxy Statement/Prospectus or in person at the time of the Special Meeting. A prior proxy vote can also be revoked by voting the proxy at a later date through the toll-free number listed on the proxy card. Thank you for taking the time to consider this important proposal and for your continuing investment in the Collaborative Investment Series Trust.

Sincerely,

Gregory Skidmore

Gregory Skidmore

President

Collaborative Investment Series Trust

The SPAC and New Issue ETF

The De-SPAC ETF

The Short De-SPAC ETF

FOMO ETF

Revere Sector Opportunity ETF

Tuttle Capital Short Innovation ETF

(each, a “Target Fund” and collectively, the “Target Funds”)

500 Damonte Ranch Parkway

Building 700, Unit 700

Reno, NV 89521

1-(866) 904-0406

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ______________, 2022

Collaborative Investment Series Trust, a Delaware statutory trust (the “Trust”), will hold a Joint Special Meeting of Shareholders (the “Special Meeting”) of the Target Funds, each a series of the Trust, on [     ], 2022, at the offices of [     ], at 1:00 p.m. Eastern time. At the Special Meeting, you and the other shareholders of the Target Funds will be asked to consider and vote upon the following proposal for your Target Fund(s):

1.	To approve an Agreement and Plan of Reorganization by and between Collaborative Investment Series Trust, on behalf of The SPAC and New Issue ETF, and Investment Managers Series Trust II, on behalf of the AXS SPAC and New Issue ETF pursuant to which The SPAC and New Issue ETF would (i) transfer all of its assets to the AXS SPAC and New Issue ETF in exchange solely for newly issued shares of the AXS SPAC and New Issue ETF and the AXS SPAC and New Issue ETF’s assumption of all of the liabilities of The SPAC and New Issue ETF and (ii) immediately distribute such newly issued shares of the AXS SPAC and New Issue ETF to The SPAC and New Issue ETF shareholders.

2.	To approve an Agreement and Plan of Reorganization by and between Collaborative Investment Series Trust, on behalf of The De-SPAC ETF, and Investment Managers Series Trust II, on behalf of the AXS De-SPAC ETF pursuant to which The De-SPAC ETF would (i) transfer all of its assets to the AXS De-SPAC ETF in exchange solely for newly issued shares of the AXS De-SPAC ETF and the AXS De-SPAC ETF’s assumption of all of the liabilities of The De-SPAC ETF and (ii) immediately distribute such newly issued shares of the AXS De-SPAC ETF to The De-SPAC ETF shareholders.

3.	To approve an Agreement and Plan of Reorganization by and between Collaborative Investment Series Trust, on behalf of The Short De-SPAC ETF, and Investment Managers Series Trust II, on behalf of the AXS Short De-SPAC ETF pursuant to which The Short De-SPAC ETF would (i) transfer all of its assets to the AXS Short De-SPAC ETF in exchange solely for newly issued shares of the AXS Short De-SPAC ETF and the AXS Short De-SPAC ETF’s assumption of all of the liabilities of The Short De-SPAC ETF and (ii) immediately distribute such newly issued shares of the AXS Short De-SPAC ETF to The Short De-SPAC ETF shareholders.

4.	To approve an Agreement and Plan of Reorganization by and between Collaborative Investment Series Trust, on behalf of the FOMO ETF, and Investment Managers Series Trust II, on behalf of the AXS FOMO ETF pursuant to which the FOMO ETF would (i) transfer all of its assets to the AXS FOMO ETF in exchange solely for newly issued shares of the AXS FOMO ETF and the AXS FOMO ETF’s assumption of all of the liabilities of the FOMO ETF and (ii) immediately distribute such newly issued shares of the AXS FOMO ETF to the FOMO ETF shareholders.

5.	To approve an Agreement and Plan of Reorganization by and between Collaborative Investment Series Trust, on behalf of the Revere Sector Opportunity ETF, and Investment Managers Series Trust II, on behalf of the AXS Revere Sector Opportunity ETF pursuant to which the Revere Sector Opportunity ETF would (i) transfer all of its assets to the AXS Revere Sector Opportunity ETF in exchange solely for newly issued shares of the AXS Revere Sector Opportunity ETF and the AXS Revere Sector Opportunity ETF’s assumption of all of the liabilities of the Revere Sector Opportunity ETF and (ii) immediately distribute such newly issued shares of the AXS Revere Sector Opportunity ETF to the Revere Sector Opportunity ETF shareholders.

6.	To approve an Agreement and Plan of Reorganization by and between Collaborative Investment Series Trust, on behalf of the Tuttle Capital Short Innovation ETF, and Investment Managers Series Trust II, on behalf of the AXS Short Innovation ETF pursuant to which the Tuttle Capital Short Innovation ETF would (i) transfer all of its assets to the AXS Short Innovation ETF in exchange solely for newly issued shares of the AXS Short Innovation ETF and the AXS Short Innovation ETF’s assumption of all of the liabilities of the Tuttle Capital Short Innovation ETF and (ii) immediately distribute such newly issued shares of the AXS Short Innovation ETF to the Tuttle Capital Short Innovation ETF shareholders.

7.	The transaction of such other business as may properly come before the Special Meeting or any continuations after an adjournment thereof.

Only shareholders of record of the Target Funds at the close of business on [       ], 2022, the record date for this Joint Special Meeting, will be entitled to notice of, and to vote at, the Joint Special Meeting or any postponements or continuations after an adjournment thereof.

As a shareholder, you are asked to attend the Special Meeting either in person or by proxy. If you are unable to attend the Special Meeting in person, we urge you to authorize proxies to cast your votes, commonly referred to as “proxy voting”. Whether or not you expect to attend the Special Meeting, please submit your vote via the options listed on your proxy card. You may vote by completing, dating and signing your proxy card and mailing it in the enclosed postage prepaid envelope, by calling the toll-free number on your proxy card to vote by telephone or, if available, by voting through the internet. Your prompt voting by proxy will help assure a quorum at the Special Meeting. Voting by proxy will not prevent you from voting your shares in person at the Special Meeting. You may revoke your proxy before it is exercised at the Special Meeting, either by writing to the Secretary of the Trust at the address noted in the Proxy Statement/Prospectus or in person at the time of the Special Meeting. A prior proxy can also be revoked by voting your proxy at a later date through the toll-free number or the Internet website address listed in the enclosed voting instructions or submitting a later dated proxy card. We encourage you to review all of the important information contained in the Proxy Statement/Prospectus before voting.

By Order of the Board of Trustees of Collaborative Investment Series Trust

Brad Rundbaken

Brad Rundbaken

Secretary

Collaborative Investment Series Trust

The SPAC and New Issue ETF

The De-SPAC ETF

The Short De-SPAC ETF

FOMO ETF

Revere Sector Opportunity ETF

Tuttle Capital Short Innovation ETF

(each, a “Target Fund” and collectively, the “Target Funds”)

QUESTIONS AND ANSWERS

YOUR VOTE IS VERY IMPORTANT!

Although we recommend that you read the entire Proxy Statement/Prospectus, for your convenience, we have provided a brief overview of the issues to be voted on.

Q.	What is happening?

A.	You are being asked to vote on the following proposal for your Target Fund(s) to be considered at a special meeting of shareholders (the “Meeting”) of the Target Fund(s):

1.	To approve an Agreement and Plan of Reorganization (each such agreement, a “Plan” and collectively, the “Plans”) by and between Collaborative Investment Series Trust, on behalf of the Target Fund, and Investment Managers Series Trust II, on behalf of the corresponding Acquiring Fund pursuant to which the Target Fund would (i) transfer all of its assets to the Acquiring Fund in exchange solely for newly issued shares of the Acquiring Fund and the Acquiring Fund’s assumption of all of the liabilities of the Target Fund and (ii) immediately distribute such newly issued shares of the Acquiring Fund to the Target Fund shareholders (each such transaction, a “Reorganization” and collectively, the “Reorganizations”).

Each Target Fund and its corresponding Acquiring Fund are listed below:

Target Fund	Acquiring Fund
The SPAC and New Issue ETF	AXS SPAC and New Issue ETF
The De-SPAC ETF	AXS De-SPAC ETF
The Short De-SPAC ETF	AXS Short De-SPAC ETF
FOMO ETF	AXS FOMO ETF
Revere Sector Opportunity ETF	AXS Revere Sector Opportunity ETF
Tuttle Capital Short Innovation ETF	AXS Short Innovation ETF

The Board of Trustees (the “Board”) of Collaborative Investment Series Trust has determined that the proposal is in the best interests of each Target Fund. The Board unanimously recommends that you vote FOR the proposal with respect to your Target Fund(s).

Q.	How will the Reorganization be effected?

A.	Assuming a Target Fund’s shareholders approve the Reorganization, the Target Fund will be reorganized into the corresponding Acquiring Fund. Upon the closing of the Reorganization of a
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Target Fund into the corresponding Acquiring Fund, the Target Fund shareholders will receive newly issued shares of the Acquiring Fund. Shareholders of the Target Fund will receive a number of Acquiring Fund shares equal in value to the aggregate net asset value of the Target Fund shares held by such shareholders, computed as of the close of regular trading on the New York Stock Exchange on the date of the closing of the Reorganization (the “Valuation Time”).

Q.	Why are the Reorganizations being recommended?

A.	On [ ], AXS Investments LLC (“AXS”), the investment advisor of the Acquiring Funds, entered into an agreement with Tuttle Capital Management, LLC (“Tuttle Capital”), the investment advisor of the Target Funds, whereby Tuttle Capital would transfer its investment advisory business relating to the Target Funds to AXS (the “Transaction”). Tuttle Capital will receive payments from AXS, which will be made by AXS from its own resources and not by the Acquiring Funds or their shareholders, after the completion of the Reorganization. In connection with the Transaction, AXS wishes to reorganize the Target Funds into the AXS family of funds. To effectuate this, the Board has approved, pursuant to the Plans, the transfer of all the assets and liabilities of each Target Fund to the corresponding Acquiring Fund. Each Acquiring Fund will be managed by AXS and will have the same investment objective and principal investment strategies as the corresponding Target Fund and substantially similar risks as the corresponding Target Fund. Revere Wealth Management LLC (“Revere”), the current sub-advisor of the Revere Sector Opportunity ETF, will continue as sub-advisor to the AXS Revere Sector Opportunity ETF. In addition, the portfolio managers of each Target Fund will continue to serve as portfolio managers of the corresponding Acquiring Fund.

Q.	Will shareholders of the Target Fund have to pay any fees or expenses in connection with the Reorganization?

A.	No. The direct costs associated with the proposed Reorganization, including the costs associated with the Meeting, will be borne by AXS, UMB Fund Services, Inc. and Mutual Fund Administration, LLC regardless of whether the Reorganization is completed. No indirect expenses are anticipated as part of the Reorganization.

Q.	Do the Funds have similar fees?

A.

Except with respect to AXS Short Innovation ETF, each Acquiring Fund will have the same management fee and expense ratio after waivers as the corresponding Target Fund. In addition, AXS has agreed for a period of two years from the date of each Reorganization to maintain the same expense limitation for the corresponding Acquiring Fund (except for the AXS Short Innovation ETF).

With respect to the AXS Short Innovation ETF, the management fee will be higher than the management fee for the Tuttle Capital Short Innovation ETF. However, AXS has contractually agreed to cap the management fee of the AXS Short Innovation ETF to 0.65% of the Fund average daily nets assets for a period of two years from the date of the Reorganization after which period the management fee will be 0.75%. If this management fee expense cap is not renewed after the two-year period following the Reorganization, the management fee will be higher than the management fee for the Tuttle Capital Short Innovation ETF. Additionally, AXS has agreed to cap the overall operating expenses of the Fund at 0.75% of the Fund’s average daily net assets for a period of two years from the date of the Reorganization after which period the expense cap will be 0.95%. The Tuttle Short Innovation ETF currently has an overall operating expense cap in place at 0.75% of the Fund’s average daily net assets until March 31, 2023.

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Q.	Will the shares held by the Target Fund shareholders continue to be listed on the same Exchange following the Reorganization?

A.	Yes. Each Acquiring Fund’s shares are anticipated to be listed and trade on the same Exchange as its corresponding Target Fund following the Reorganization.

Q.	Do the Funds have similar investment strategies and risks?

A.	Yes. Each Acquiring Fund has the same investment objective and principal investment strategies, and substantially similar risks as its corresponding Target Fund.

Q.	Are the Funds managed by the same portfolio management team?

A.

Following the Reorganizations, AXS will serve as the investment advisor to the Acquiring Funds. Matthew Tuttle, the portfolio manager of each Target Fund other than the Revere Sector Opportunity Fund, is a dual employee of AXS and Tuttle Capital and he will continue to serve as a portfolio manager of each Acquiring Fund other than the AXS Revere Sector Opportunity ETF as an employee of AXS. In addition, Parker Binion, a portfolio manager of AXS, will also serve as portfolio manager for each Acquiring Fund, other than the AXS Revere Sector Opportunity ETF. Revere will continue to serve as sub-advisor to the AXS Revere Sector Opportunity ETF and Scott Fullman, the portfolio manager of the corresponding Target Fund, will continue to serve as portfolio manager of the Acquiring Fund.

AXS and IMST II have received an exemptive order from the U.S. Securities and Exchange Commission (the “SEC”) which permits AXS to operate the Acquiring Fund under a “manager of managers” structure (the “Order”). The Order allows AXS to hire or replace a sub-advisor, including Revere, and modify any existing or future agreement with a sub-advisor, without obtaining shareholder approval. AXS has no current intention to replace Revere. A shareholder vote would still be required to replace AXS with another investment advisor. The Trust and Tuttle Capital do not have a similar exemptive order.

Q.	Will the Reorganization of a Target Fund constitute a taxable event for the Target Fund shareholders?

A.	No. Each Reorganization is expected to constitute a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended, and generally is not expected to result in recognition of gain or loss by the applicable Target Fund or its shareholders for federal income tax purposes. As a condition to each Reorganization, the applicable Acquiring Fund and corresponding Target Fund will receive an opinion of counsel regarding the federal income tax consequences of the Reorganization. If a shareholder chooses to sell Target Fund shares prior to the Reorganization, the shareholder will likely recognize gain or loss for federal income tax purposes. Shareholders should consult their own tax advisers concerning the potential tax consequences of the Reorganization(s) to them, including foreign, state and local tax consequences.
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Q.	Will the value of my investment change as a result of the approval of the proposed Reorganization?

A.	Shareholders of a Target Fund will receive a number of corresponding Acquiring Fund shares equal in value to the aggregate net asset value of the Target Fund shares held as of the Valuation Time. It is likely that the number of Acquiring Fund shares a Target Fund shareholder receives will be the same as the number of Target Fund shares held because shares of the Target Fund will be exchanged for shares of the Acquiring Fund at an exchange ratio based on each Target Fund’s relative net asset values, which are not expected to differ from one another.

Q.	What vote is required to approve the proposed Reorganization?

A.	The approval of the proposed Reorganization requires the affirmative vote of (i) 67% or more of a Target Fund shares present at the Meeting, if the holders of more than 50% of the outstanding shares of the Target Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Target Fund, whichever is less.

Q.	How does the Board of Trustees recommend that shareholders vote on each Reorganization?

A.	After careful consideration, the Board has determined that each Reorganization is in the best interests of the applicable Target Fund and that the interests of the Target Fund’s existing shareholders will not be diluted as a result of the Reorganization. Accordingly, the Board recommends that shareholders vote FOR the proposal to approve the Plan and the Reorganization.

Q.	What will happen if the required shareholder approval is not obtained?

A.	The Reorganization of each Target Fund into the corresponding Acquiring Fund is not conditioned upon receipt of shareholder approval of the Reorganization relating to any of the other Target Funds. Accordingly, if, for example, shareholders of The De-SPAC ETF approve its Reorganization, but shareholders of The Short De-SPAC ETF do not approve its Reorganization, the Reorganization of The De-SPAC ETF may take place as described in this Proxy Statement/Prospectus. In the event that shareholders of a Target Fund do not approve the Reorganization, then the Target Fund will not be reorganized into the Acquiring Fund and will continue to operate as a series of the Trust and continue to be managed by Tuttle Capital. The Board will consider potential courses of action as it deems to be in the best interests of the Target Fund[, which may include liquidation]. If a quorum of shareholders of a Target Fund is not present at the Special Meeting, or if a quorum is present but sufficient votes to approve the proposal described in this Proxy Statement are not received, the persons named as proxies may, but are under no obligation to, propose one or more adjournments of the Special Meeting of the Target Fund to permit further solicitation of proxies. Any business that might have been transacted at the Special Meeting with respect to the Target Fund may be transacted at any such adjourned session(s) at which a quorum is present.

Q.	When would each proposed Reorganization be effective?

A.	If approved, each Reorganization is expected to occur as soon as reasonably practicable after shareholder approval for the applicable Target Fund is obtained.
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Q.	Will the Board and Fund Service Providers Change?

A.	The Trust and IMST II have different boards of trustees. The Trust and IMST II also have different arrangements for custody, administration, accounting, transfer agency, and distribution services (“Third Party Service Arrangements”). Third Party Service Arrangements are provided to the Trust and IMST II by the following:

Service Provider	Trust	IMST II
Administrator	Citi Fund Services Ohio, Inc.	UMB Fund Services, Inc. Mutual Fund Administration, LLC (each a co-administrator)
Accounting Agent	Citi Fund Services Ohio, Inc.	Brown Brothers Harriman & Co.
Transfer Agent	Citi Fund Services Ohio, Inc.	Brown Brothers Harriman & Co.
Custodian	Citibank, N.A.	Brown Brothers Harriman & Co.
Distributor & Principal Underwriter	Foreside Fund Services	IMST Distributors, LLC (a wholly owned subsidiary of Foreside Fund Services, LLC)
Auditor	[ ]	[ ]

Q.	How can I vote?

A.	You can vote in the following ways:

•	by mail, by sending the enclosed proxy card, signed and dated;

•	by phone, by calling one of the toll-free numbers listed on your proxy card for an automated touchtone voting line or to speak with a live operator;

•	in person, by attending the Meeting or via telephonic or web based conference if held as a virtual meeting due to public health and travel concerns associated with the COVID-19 pandemic.

Whichever method you choose, please take the time to read the full text of the enclosed Proxy Statement/Prospectus before you vote.

Q.	Whom should I call for additional information about the Proxy Statement/Prospectus?

A.	Please call AST Fund Solutions, the Target Funds’ proxy solicitor, at the number listed on the enclosed proxy card.
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THE SECURITIES AND EXCHANGE COMMISSION (THE “SEC”) AND THE COMMODITY FUTURES TRADING COMMISSION HAVE NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAVE THEY PASSED ON THE ACCURACY OR ADEQUACY OF THIS COMBINED PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

COMBINED PROXY STATEMENT AND PROSPECTUS

[________], 2022

FOR THE REORGANIZATION OF

Collaborative Investment Series Trust

The SPAC and New Issue ETF

The De-SPAC ETF

The Short De-SPAC ETF

FOMO ETF

Revere Sector Opportunity ETF

Tuttle Capital Short Innovation ETF

(each, a “Target Fund” and collectively, the “Target Funds”)

INTO

Investment Managers Series Trust II

AXS SPAC and New Issue ETF

AXS De-SPAC ETF

AXS Short De-SPAC ETF

AXS FOMO ETF

AXS Revere Sector Opportunity ETF

AXS Short Innovation ETF

(each, an “Acquiring Fund” and collectively, the “Acquiring Funds”)

This Combined Proxy Statement and Prospectus (this “Proxy Statement”) is being sent to you in connection with the solicitation of proxies by the Board of Trustees (the “Board”) of Collaborative Investment Series Trust (the “Trust”) for use at a Joint Special Meeting of Shareholders (the “Special Meeting”) for each Target Fund listed above to be held at the offices of [      ], on [       ], 2022, at 1:00 p.m. Eastern time. At the Special Meeting, you and the other shareholders of the Target Funds will be asked to consider and vote upon the following proposals:

1.	To approve an Agreement and Plan of Reorganization by and between Collaborative Investment Series Trust, on behalf of The SPAC and New Issue ETF, and Investment Managers Series Trust II, on behalf of the AXS SPAC and New Issue ETF pursuant to which The SPAC and New Issue ETF would (i) transfer all of its assets to the AXS SPAC and New Issue ETF in exchange solely for newly issued shares of the AXS SPAC and New Issue ETF and the AXS SPAC and New Issue ETF’s assumption of all of the liabilities of The SPAC and New Issue ETF and (ii) immediately distribute such newly
1

issued shares of the AXS SPAC and New Issue ETF to The SPAC and New Issue ETF shareholders.

2.	To approve an Agreement and Plan of Reorganization by and between Collaborative Investment Series Trust, on behalf of The De-SPAC ETF, and Investment Managers Series Trust II, on behalf of the AXS De-SPAC ETF pursuant to which The De-SPAC ETF would (i) transfer all of its assets to the AXS De-SPAC ETF in exchange solely for newly issued shares of the AXS De-SPAC ETF and the AXS De-SPAC ETF’s assumption of all of the liabilities of The De-SPAC ETF and (ii) immediately distribute such newly issued shares of the AXS De-SPAC ETF to The De-SPAC ETF shareholders.

3.	To approve an Agreement and Plan of Reorganization by and between Collaborative Investment Series Trust, on behalf of The Short De-SPAC ETF, and Investment Managers Series Trust II, on behalf of the AXS Short De-SPAC ETF pursuant to which The Short De-SPAC ETF would (i) transfer all of its assets to the AXS Short De-SPAC ETF in exchange solely for newly issued shares of the AXS Short De-SPAC ETF and the AXS Short De-SPAC ETF’s assumption of all of the liabilities of The Short De-SPAC ETF and (ii) immediately distribute such newly issued shares of the AXS Short De-SPAC ETF to The Short De-SPAC ETF shareholders.

4.	To approve an Agreement and Plan of Reorganization by and between Collaborative Investment Series Trust, on behalf of the FOMO ETF, and Investment Managers Series Trust II, on behalf of the AXS FOMO ETF pursuant to which the FOMO ETF would (i) transfer all of its assets to the AXS FOMO ETF in exchange solely for newly issued shares of the AXS FOMO ETF and the AXS FOMO ETF’s assumption of all of the liabilities of the FOMO ETF and (ii) immediately distribute such newly issued shares of the AXS FOMO ETF to the FOMO ETF shareholders.

5.	To approve an Agreement and Plan of Reorganization by and between Collaborative Investment Series Trust, on behalf of the Revere Sector Opportunity ETF, and Investment Managers Series Trust II, on behalf of the AXS Revere Sector Opportunity ETF pursuant to which the Revere Sector Opportunity ETF would (i) transfer all of its assets to the AXS Revere Sector Opportunity ETF in exchange solely for newly issued shares of the AXS Revere Sector Opportunity ETF and the AXS Revere Sector Opportunity ETF’s assumption of all of the liabilities of the Revere Sector Opportunity ETF and (ii) immediately distribute such newly issued shares of the AXS Revere Sector Opportunity ETF to the Revere Sector Opportunity ETF shareholders.

6.	To approve an Agreement and Plan of Reorganization by and between Collaborative Investment Series Trust, on behalf of the Tuttle Capital Short Innovation ETF, and Investment Managers Series Trust II, on behalf of the AXS Short Innovation ETF pursuant to which the Tuttle Capital Short Innovation ETF would (i) transfer all of its assets to the AXS Short Innovation ETF in exchange solely for newly issued shares of the AXS Short Innovation ETF and the AXS Short Innovation ETF’s assumption of all of the liabilities of the Tuttle Capital Short Innovation ETF and (ii) immediately distribute such newly issued shares of the AXS Short Innovation ETF to the Tuttle Capital Short Innovation ETF shareholders.
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7.	The transaction of such other business as may properly come before the Special Meeting or any continuations after an adjournment thereof.

Each set of transactions described in 1 through 6 above is referred to as a “Reorganization” and collectively with all other sets of transactions as the “Reorganizations.” Each Agreement and Plan of Reorganization described in 1 through 6 above is referred to as a “Plan” and collectively with all other such Agreements and Plans of Reorganization as the “Plans.”

Shareholders who execute proxies may revoke them at any time before they are voted, either by writing to the Trust, in person at the time of the Special Meeting, by voting the proxy at a later date through the toll-free number or through the Internet address listed in the enclosed voting instructions or by submitting a later dated proxy card. If your shares are held in the name of a brokerage firm, bank, nominee or other institution, you should provide instructions to your broker, bank, nominee or other institution on how to vote your shares. If you hold your shares in the name of a brokerage firm, bank, nominee or other institution, you must provide a legal proxy from that institution in order to vote your shares in person at the Special Meeting.

The Target Funds are series of the Trust, an open-end management investment company registered with the Securities and Exchange Commission (the “SEC”) and organized as a Delaware statutory trust. The address and telephone number of each Target Fund is 500 Damonte Ranch Parkway, Building 700, Unit 700, Reno, NV 89521 and 1-(866) 904-0406. The Acquiring Funds are newly created series of IMST II, an open-end management investment company registered with the SEC, and also organized as a Delaware statutory trust. The address and telephone number of each Acquiring Fund is 235 West Galena Street Milwaukee, Wisconsin 53212 and the telephone number of each Acquiring Fund is [          ].

The following Target Funds’ documents have been filed with the SEC and are incorporated by reference into this Proxy Statement (which means these documents are considered legally to be part of this Proxy Statement):

•	The Prospectus and Statement of Additional Information dated February 1, 2022 with respect to The SPAC and New Issue ETF, The De-SPAC ETF and The Short De-SPAC ETF filed with the SEC on January 28, 2022 (Accession No. 0001387131-22-000988);

•	The Prospectus and Statement of Additional Information dated November 5, 2021 with respect to Tuttle Capital Short Innovation ETF filed with the SEC on November 4, 2021 (Accession No. 0001387131-21-010763);

•	The Prospectus and Statement of Additional Information dated May 23, 2021 with respect to the FOMO ETF filed with the SEC on May 21, 2021 (Accession No. 0001387131-21-005951);

•	The Prospectus and Statement of Additional Information dated August 16, 2021 with respect to the Revere Sector Opportunity ETF filed with the SEC on August 13, 2021 (Accession No. 0001387131-21-008501);

•	Annual Report to Shareholders dated September 30, 2021 with respect to The SPAC and New Issue ETF, The De-SPAC ETF and The Short De-SPAC ETF filed with the SEC on December 14, 2021 (Accession No. 0001162044-21-001545);

•	Semi-Annual Report to Shareholders dated September 30, 2021 with respect to FOMO ETF filed with the SEC on December 9, 2021 (Accession No. 0001162044-21-001523);

•	Semi-Annual Report to Shareholders dated September 30, 2021 with respect to the Revere Sector Opportunity ETF filed with the SEC on December 9, 2021 (Accession No. 0001162044-21-001524)
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Each Target Fund’s Prospectus, Annual Report to Shareholders (if available), containing audited financial statements, and/or Semi-Annual Report to Shareholders (if available), containing unaudited financial statements, have been previously mailed to shareholders. Copies of these documents are available upon request and without charge by writing to the Trust or by calling 1-(866) 904-0406

Because the Acquiring Funds have not yet commenced operations as of the date of this Proxy Statement, no annual or semi-annual report is available for the Acquiring Funds at this time.

This Proxy Statement sets forth the basic information you should know before voting on the proposal. You should read it and keep it for future reference. Additional information is set forth in the Statement of Additional Information dated [          ], 2022, relating to this Proxy Statement, which is also incorporated by reference into this Proxy Statement. The Statement of Additional Information is available upon request and without charge by calling [          ]. The Trust expects that this Proxy Statement will be mailed to shareholders on or about [          ], 2022.

Important Notice Regarding Availability of Proxy Materials for the Meeting to be Held on [   ], 2022. This Proxy Statement is available on the Internet at [      ]. If you need any assistance, or have any questions regarding the proposal or how to vote your shares, please call AST Fund Solutions at number listed on your proxy card. Representatives are available Monday through Friday 9:00 a.m. to 10:00 p.m. Eastern Time.

Date: [          ], 2022

The shares offered by this Combined Proxy Statement and Prospectus are not deposits or obligations of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Acquiring Funds involves investment risk, including the possible loss of principal.

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5

I.	Proposal – To Approve the Agreement and Plan of Reorganization

A.	Overview

You are being asked to vote at the Meeting to approve the reorganization of your Target Fund(s) into the corresponding Acquiring Fund(s). Specifically, you are being asked to consider and approve the Plan, pursuant to which the assets and liabilities of your Target Fund(s) will be transferred to its corresponding Acquiring Fund(s), and shareholders of the Target Fund(s) will become shareholders of the Acquiring Fund(s). The Target Funds and Acquiring Funds are each sometimes referred to below as a “Fund” and, collectively, as the “Funds.”

The Board of the Trust, on behalf of the Target Funds, including the trustees who are not “interested persons” of the Trust as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), unanimously approved each proposed Reorganization, including the applicable Plan, at a meeting of the Board held on February 16, 2022. A form of the Plan is attached to this Proxy Statement/Prospectus as Exhibit A. If the shareholders of a Target Fund approve the Proposal, the Target Fund will reorganize into the corresponding Acquiring Fund, pursuant to which the Target Fund would (i) transfer all of its assets to the Acquiring Fund in exchange solely for newly issued shares of the Acquiring Fund and the Acquiring Fund’s assumption of all of the liabilities of the Target Fund, and (ii) immediately distribute such newly issued shares of the Acquiring Fund to the Target Fund shareholders. In connection with the Reorganization, the Acquiring Fund will issue to the corresponding Target Fund’s shareholders book entry interests for the shares of the Acquiring Fund registered in a “street name” brokerage account held for the benefit of such shareholders. Shareholders of the Target Fund will receive a number of corresponding Acquiring Fund shares equal in value to the aggregate net asset value of the Target Fund shares held as of the Valuation Time. Through the Reorganization, shares of the Target Fund would be exchanged on a tax-free basis for federal income tax purposes for shares of the Acquiring Fund. Like shares of the Target Funds, shares of the Acquiring Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and involve risk, including the possible loss of the principal amount invested.

On [          ], AXS Investments LLC (“AXS” or the “Advisor”), the investment advisor of the Acquiring Funds, entered into an agreement with Tuttle Capital Management, LLC (“Tuttle Capital”), the investment advisor of the Target Funds, whereby Tuttle Capital would transfer its investment advisory business relating to the Target Funds to AXS (the “Transaction”). Tuttle Capital will receive payments from AXS, which will be made by AXS from its own resources and not by the Acquiring Funds or their shareholders after the completion of the Reorganization. In connection with the Transaction, AXS wishes to reorganize the Target Funds into the AXS family of funds. To effectuate this, the Board has approved, pursuant to the Plan, the transfer of all of the assets and liabilities of each Target Fund to the corresponding Acquiring Fund. The Acquiring Funds will be managed by AXS and each Acquiring Fund has the same investment objectives and principal investment strategies, and substantially similar risks, as the corresponding Target Fund. Matthew Tuttle, the current portfolio manager of The SPAC and New Issue ETF, The De-SPAC ETF, The Short De-SPAC ETF, FOMO ETF and Tuttle Capital Short Innovation ETF, is currently a dual employee of AXS and Tuttle Capital and he will continue to serve as a portfolio manager of the corresponding Acquiring Funds following the Reorganizations as an employee of AXS. In addition, certain personnel of Tuttle Capital will become employees of AXS following the Reorganizations. Revere Wealth Management LLC (“Revere” or the “Sub-Advisor”), the current sub-advisor of the Revere Sector Opportunity ETF, and Scott Fullman, the current portfolio manager of the Revere Sector Opportunity ETF, will continue to serve as the sub-advisor and portfolio manager, respectively, to the AXS Revere Sector Opportunity ETF following the Reorganization. Because the portfolio manager of each Target Fund will continue to serve as portfolio manager of the corresponding Acquiring Fund and the investment strategy of each Acquiring Fund will be the same to that of the corresponding Target Fund, the Reorganization is not expected to materially change the way your investment assets are managed.

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The Trust is a multiple series trust that offers a number of portfolios managed by separate investment advisors and/or sub-advisors. As of December 31, 2021, the Trust consisted of 19 open-end funds representing approximately $385 million in assets. IMST II is a multiple series trust that offers a number of portfolios managed by separate investment advisors and/or sub-advisors. As of December 31, 2021, IMST II consisted of 21 open-end funds representing approximately $2 billion in assets. IMST II is not affiliated with the Trust, Tuttle Capital or Revere. The Trust and IMST II have different Boards of Trustees. Custody, administration, accounting and distribution services (“Third Party Service Arrangements”) are provided to the Trust and IMST II by the following:

Service Provider	Trust	IMST II
Administrator	Citi Fund Services Ohio, Inc.	UMB Fund Services, Inc. Mutual Fund Administration, LLC (each a co-administrator)
Accounting Agent	Citi Fund Services Ohio, Inc.	Brown Brothers Harriman & Co.
Transfer Agent	Citi Fund Services Ohio, Inc.	Brown Brothers Harriman & Co.
Custodian	Citibank, N.A.	Brown Brothers Harriman & Co.
Distributor & Principal Underwriter	Foreside Fund Services	IMST Distributors, LLC (a wholly owned subsidiary of Foreside Fund Services, LLC)
Auditor	[ ]	[ ]

The Trust believes that each Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). The closing of the Reorganization is conditioned upon the receipt by IMST II and the Trust of an opinion to such effect from tax counsel to IMST II. If a Reorganization so qualifies, the applicable Target Fund and its shareholders generally will not recognize any gain or loss for federal income tax purposes on the transfer of assets, the assumption of liabilities, and the receipt of the corresponding Acquiring Fund shares in the Reorganization.

Furthermore, the Target Funds will not pay for the costs of the Reorganization and the Special Meeting. AXS, UMB Fund Services, Inc. and Mutual Fund Administration, LLC (or their respective affiliates) will bear the costs associated with each Reorganization, Special Meeting, and solicitation of proxies, including the expenses associated with preparing and filing the registration statement that includes this Proxy Statement and the cost of copying, printing and mailing proxy materials. In addition to solicitations by mail, Tuttle Capital and AXS also may solicit proxies, without special compensation, by telephone or otherwise.

The Board of the Trust, including a majority of the Trustees who are not interested persons of the Target Funds, believes that the terms of each Reorganization are fair and reasonable and that the interests of existing shareholders of the Target Funds will not be diluted as a result of the proposed Reorganizations. In approving each Reorganization, the Board considered, among other things, that: (1) the Reorganization was recommended by Tuttle Capital as the investment advisor to the Target Funds; (2) the investment objectives and strategies of each Target Fund and the corresponding Acquiring Fund are the same and the investment policies are substantially similar; (3) the Target Funds’ portfolio managers will continue to provide the day-to-day management of the respective Acquiring Fund’s portfolio; (4) the Reorganizations would allow a Target Fund’s shareholders who wish to continue to invest in an ETF managed in substantially the same manner as the

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Target Fund to do so; (5) the investment advisory fees for each Targe Fund (except the Tuttle Capital Short Innovation ETF) and the corresponding Acquiring Fund are the same, and with respect to the Tuttle Capital Short Innovation ETF, AXS has agreed to a management fee that is the same as the Target Fund for a period of two-year from the date of the Reorganization; (6) AXS will pay sub-advisory fees from the fees it earns as investment advisor to the AXS Revere Sector Opportunity ETF; (7) AXS has agreed for a period of two years from the date of each Reorganization to maintain the same expense limitation for each Acquiring Fund currently in place for the corresponding Target Fund; (8) the Target Funds will not bear the cost of the Reorganization; (9) each Reorganization is expected to constitute a “reorganization” within the meaning of Section 368(a) of the Code and the Target Fund and the shareholders generally will not recognize gain or loss for U.S. federal income tax purposes in the Reorganization; (10) each proposed Reorganization will be submitted to the shareholders of the respective Target Fund for their approval; (11) the qualifications and experience of the Acquiring Funds’ service providers upon reorganization; (12) shareholders of a Target Fund who do not wish to become shareholders of the Acquiring Fund may sell their Target Fund shares before the Reorganization; and (13) the interests of each Target Fund’s shareholders would not be diluted as a result of the Reorganization.

The Board (including a majority of the independent trustees, meaning those trustees who are not “interested persons” of the Trust as that term is defined in the 1940 Act) believes that the Reorganizations are in the best interests of the Target Funds and their shareholders. The Board considered and approved the Reorganizations at a meeting held on February 16, 2022, subject to the approval of the Target Funds’ shareholders.

B.	Comparison Fee Tables and Examples

The following shows the fees and expenses for each Target Fund based on the Target Fund’s most recent annual/semi-annual report. Only pro forma information is provided for each Acquiring Fund because each Acquiring Fund will not commence operations until the applicable Reorganization is completed, and the pro forma information is based on the average net assets of the corresponding Target Fund as of December 31, 2021.

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The SPAC and New Issue ETF (Target Fund) Reorganization into the AXS SPAC and New Issue ETF (Acquiring Fund)

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Target Fund. As the Acquiring Fund has not yet commenced operations as of the date of this Proxy Statement/Prospectus, the “Other Expenses” shown for the Acquiring Funds are estimates. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

	Target Fund	Acquiring Fund (pro forma)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.83%	0.83%
Distribution and Service (12b-1) Fees	None	None
Other Expenses	0.28%	0.33%[1]
Total Annual Fund Operating Expenses	1.11%	1.16%
Fee Waiver and Expense Reimbursement	(0.16)%[2]	(0.21)%[3]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement[1,2]	0.95%	0.95%

[1]	“Other Expenses” for the Acquiring Fund have been estimated for the current fiscal year. Actual expenses may differ from estimates.

[2]	The Target Fund’s advisor, Tuttle Capital, has contractually agreed to reduce its fees and to reimburse expenses, at least through January 31, 2023 to ensure that total annual fund operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, (vii) other fees related to underlying investments (such as option fees and expenses or swap fees and expenses), or (viii) extraordinary expenses such as litigation (which may include indemnification of Target Fund officers and trustees or contractual indemnification of Fund service providers (other than the Target Fund’s advisor)) will not exceed 0.95%. This expense limitation agreement may be terminated at any time, by the Board upon sixty days written notice to the advisor. The expense limitation agreement will automatically terminate, if the Investment Advisory Agreement is terminated. Tuttle Capital is permitted to seek reimbursement from the Target Fund, subject to certain limitations, of fees waived or payments made by Tuttle Capital to the Target Fund for a period ending three years after the date of the wavier or payment if such reimbursement can be achieved within the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made or (b) the expense limitation in effect at the time of the reimbursement.

[3]	The Acquiring Fund’s advisor, AXS, has contractually agreed to waive its fees and/or pay for operating expenses of the Acquiring Fund to ensure that total annual fund operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commission, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, (vii) other fees related to underlying
9

investments (such as option fees and expenses or swap fees and expenses), or (viii) extraordinary expenses such as litigation (which may include indemnification of Acquiring Fund officers and trustees or contractual indemnification of Fund service providers (other than the Acquiring Fund’s advisor)) will not exceed 0.95%. This agreement is effective for a two-year period from the date of the Reorganization and it may be terminated before that date only by IMST II’s Board of Trustees. AXS is permitted to seek reimbursement from the Acquiring Fund, subject to certain limitations, of fees waived or payments made by AXS to the Acquiring Fund for a period ending three years after the date of the waiver or payment. Such reimbursement may be requested from the Acquiring Fund if the reimbursement will not cause the Acquiring Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. Reimbursements of fees waived or payments made will be made on a “first in, first out” basis so that the oldest fees waived or payments are satisfied first.

Example

The following example is intended to help you compare the costs of investing in the shares of the Acquiring Fund on a pro forma basis following the Reorganization with the costs of investing in the Target Fund. An investor would pay the following expenses on a $10,000 investment that is held for the time periods provided in the table, assuming that all dividends and other distributions are reinvested and that operating expenses remain the same. The example also assumes a 5% annual return and that the Fund’s operating expenses remain the same. The example should not be considered a representation of future expenses or returns. Actual expenses may be greater or lesser than those shown.

	1 Year	3 Years	5 Years	10 Years
Target Fund	$97	$337	$596	$1,337

Acquiring Fund (pro forma)	$97	$326	$597	$1,370
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The De-SPAC ETF (Target Fund) Reorganization into the AXS De-SPAC ETF (Acquiring Fund)

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Target Fund. As the Acquiring Fund has not yet commenced operations as of the date of this Proxy Statement/Prospectus, the “Other Expenses” shown for the Acquiring Funds are estimates. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

	Target Fund	Acquiring Fund (pro forma)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	None	None
Other Expenses	5.36%	1.37%[1]
Total Annual Fund Operating Expenses	6.11%	2.12%
Fee Waiver and Expense Reimbursement	(5.36)%[2]	(1.37)%[3]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement[2,3]	0.75%	0.75%

[1]	“Other Expenses” for the Acquiring Fund have been estimated for the current fiscal year. Actual expenses may differ from estimates.

[2]	The Target Fund’s advisor, Tuttle Capital, has contractually agreed to reduce its fees and to reimburse expenses, at least through January 31, 2023 to ensure that total annual fund operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, (vii) other fees related to underlying investments (such as option fees and expenses or swap fees and expenses), or (viii) extraordinary expenses such as litigation (which may include indemnification of Target Fund officers and trustees or contractual indemnification of Fund service providers (other than the Target Fund’s advisor)) will not exceed 0.90%. This expense limitation agreement may be terminated at any time, by the Board upon sixty days written notice to the advisor. The expense limitation agreement will automatically terminate, if the Investment Advisory Agreement is terminated. Tuttle Capital is permitted to seek reimbursement from the Target Fund, subject to certain limitations, of fees waived or payments made by Tuttle Capital to the Target Fund for a period ending three years after the date of the wavier or payment if such reimbursement can be achieved within the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made or (b) the expense limitation in effect at the time of the reimbursement.

[3]	The Acquiring Fund’s advisor, AXS, has contractually agreed to waive its fees and/or pay for operating expenses of the Acquiring Fund to ensure that total annual fund operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commission, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, (vii) other fees related to underlying
11

investments (such as option fees and expenses or swap fees and expenses), or (viii) extraordinary expenses such as litigation (which may include indemnification of Acquiring Fund officers and trustees or contractual indemnification of Fund service providers (other than the Acquiring Fund’s advisor)) will not exceed 0.75%. This agreement is effective for a two-year period from the date of the Reorganization and it may be terminated before that date only by IMST II’s Board of Trustees. AXS is permitted to seek reimbursement from the Acquiring Fund, subject to certain limitations, of fees waived or payments made by AXS to the Acquiring Fund for a period ending three years after the date of the waiver or payment. Such reimbursement may be requested from the Acquiring Fund if the reimbursement will not cause the Acquiring Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. Reimbursements of fees waived or payments made will be made on a “first in, first out” basis so that the oldest fees waived or payments are satisfied first.

Example

The following example is intended to help you compare the costs of investing in the shares of the Acquiring Fund on a pro forma basis following the Reorganization with the costs of investing in the Target Fund. An investor would pay the following expenses on a $10,000 investment that is held for the time periods provided in the table, assuming that all dividends and other distributions are reinvested and that operating expenses remain the same. The example also assumes a 5% annual return and that the Fund’s operating expenses remain the same. The example should not be considered a representation of future expenses or returns. Actual expenses may be greater or lesser than those shown.

	1 Year	3 Years	5 Years	10 Years
Target Fund	$77	$1,336	$2,568	$5,531

Acquiring Fund (pro forma)	$77	$390	$878	$2,226
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The Short De-SPAC ETF (Target Fund) Reorganization into the AXS Short De-SPAC ETF (Acquiring Fund)

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Target Fund. As the Acquiring Fund has not yet commenced operations as of the date of this Proxy Statement/Prospectus, the “Other Expenses” shown for the Acquiring Funds are estimates. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

	Target Fund	Acquiring Fund (pro forma)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%
Distribution and Service (12b-1) Fees	None	None
Other Expenses	0.51%	0.39%[1,2]
Total Annual Fund Operating Expenses	1.41%	1.29%
Fee Waiver and Expense Reimbursement	(0.46)%[3]	(0.34)%[4]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement[2,3]	0.95%	0.95%

[1]	“Other Expenses” for the Acquiring Fund have been estimated for the current fiscal year. Actual expenses may differ from estimates.

[2]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be [ ]% for the fiscal year ending September 30, 2022.

[3]	The Target Fund’s advisor, Tuttle Capital, has contractually agreed to reduce its fees and to reimburse expenses, at least through January 31, 2023 to ensure that total annual fund operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, (vii) other fees related to underlying investments (such as option fees and expenses or swap fees and expenses), or (viii) extraordinary expenses such as litigation (which may include indemnification of Target Fund officers and trustees or contractual indemnification of Fund service providers (other than the Target Fund’s advisor)) will not exceed 0.90%. This expense limitation agreement may be terminated at any time, by the Board upon sixty days written notice to the advisor. The expense limitation agreement will automatically terminate, if the Investment Advisory Agreement is terminated. Tuttle Capital is permitted to seek reimbursement from the Target Fund, subject to certain limitations, of fees waived or payments made by Tuttle Capital to the Target Fund for a period ending three years after the date of the wavier or payment if such reimbursement can be achieved within the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made or (b) the expense limitation in effect at the time of the reimbursement.
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[4]	The Acquiring Fund’s advisor, AXS, has contractually agreed to waive its fees and/or pay for operating expenses of the Acquiring Fund to ensure that total annual fund operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commission, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, (vii) other fees related to underlying investments (such as option fees and expenses or swap fees and expenses), or (viii) extraordinary expenses such as litigation (which may include indemnification of Acquiring Fund officers and trustees or contractual indemnification of Fund service providers (other than the Acquiring Fund’s advisor)) will not exceed 0.95%. This agreement is effective for a two-year period from the date of the Reorganization and it may be terminated before that date only by IMST II’s Board of Trustees. AXS is permitted to seek reimbursement from the Acquiring Fund, subject to certain limitations, of fees waived or payments made by AXS to the Acquiring Fund for a period ending three years after the date of the waiver or payment. Such reimbursement may be requested from the Acquiring Fund if the reimbursement will not cause the Acquiring Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. Reimbursements of fees waived or payments made will be made on a “first in, first out” basis so that the oldest fees waived or payments are satisfied first.

Example

The following example is intended to help you compare the costs of investing in the shares of the Acquiring Fund on a pro forma basis following the Reorganization with the costs of investing in the Target Fund. An investor would pay the following expenses on a $10,000 investment that is held for the time periods provided in the table, assuming that all dividends and other distributions are reinvested and that operating expenses remain the same. The example also assumes a 5% annual return and that the Fund’s operating expenses remain the same. The example should not be considered a representation of future expenses or returns. Actual expenses may be greater or lesser than those shown.

	1 Year	3 Years	5 Years	10 Years
Target Fund	$97	$401	$727	$1,651

Acquiring Fund (pro forma)	$97	$340	$641	$1,495
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FOMO ETF (Target Fund) Reorganization into the AXS FOMO ETF (Acquiring Fund)

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Target Fund. As the Acquiring Fund has not yet commenced operations as of the date of this Proxy Statement/Prospectus, the “Other Expenses” shown for the Acquiring Funds are estimates. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

	Target Fund	Acquiring Fund (pro forma)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.00%[1]	None
Other Expenses	1.79%	0.57%[2]
Total Annual Fund Operating Expenses	2.59%	1.37%
Fee Waiver and Expense Reimbursement	(1.69)%[3]	(0.47)%[4]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement[1,2]	0.90%	0.90%

[1]	The Target Fund has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Target Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”) not to exceed 0.25% of its average daily net assets. No distribution or service fees are currently paid by the Target Fund and will not be paid by the Target Fund unless authorized by the Trust’s board of trustees.

[2]	“Other Expenses” for the Acquiring Fund have been estimated for the current fiscal year. Actual expenses may differ from estimates.

[3]	The Target Fund’s advisor, Tuttle Capital, has contractually agreed to reduce its fees and to reimburse expenses, at least through July 31, 2022 to ensure that total annual fund operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, (vii) other fees related to underlying investments (such as option fees and expenses or swap fees and expenses), or (viii) extraordinary expenses such as litigation (which may include indemnification of Target Fund officers and trustees or contractual indemnification of Fund service providers (other than the Target Fund’s advisor)) will not exceed 0.90%. This expense limitation agreement may be terminated at any time, by the Board upon sixty days written notice to the advisor. The expense limitation agreement will automatically terminate, if the Investment Advisory Agreement is terminated. Tuttle Capital is permitted to seek reimbursement from the Target Fund, subject to certain limitations, of fees waived or payments made by Tuttle Capital to the Target Fund for a period ending three years after the date of the wavier or payment if such reimbursement can be achieved within the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made or (b) the expense limitation in effect at the time of the reimbursement.
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[2]	The Acquiring Fund’s advisor, AXS, has contractually agreed to waive its fees and/or pay for operating expenses of the Acquiring Fund to ensure that total annual fund operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commission, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, (vii) other fees related to underlying investments (such as option fees and expenses or swap fees and expenses), or (viii) extraordinary expenses such as litigation (which may include indemnification of Acquiring Fund officers and trustees or contractual indemnification of Fund service providers (other than the Acquiring Fund’s advisor)) will not exceed 0.90%. This agreement is effective for a two-year period from the date of the Reorganization and it may be terminated before that date only by IMST II’s Board of Trustees. AXS is permitted to seek reimbursement from the Acquiring Fund, subject to certain limitations, of fees waived or payments made by AXS to the Acquiring Fund for a period ending three years after the date of the waiver or payment. Such reimbursement may be requested from the Acquiring Fund if the reimbursement will not cause the Acquiring Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. Reimbursements of fees waived or payments made will be made on a “first in, first out” basis so that the oldest fees waived or payments are satisfied first.

Example

The following example is intended to help you compare the costs of investing in the shares of the Acquiring Fund on a pro forma basis following the Reorganization with the costs of investing in the Target Fund. An investor would pay the following expenses on a $10,000 investment that is held for the time periods provided in the table, assuming that all dividends and other distributions are reinvested and that operating expenses remain the same. The example also assumes a 5% annual return and that the Fund’s operating expenses remain the same. The example should not be considered a representation of future expenses or returns. Actual expenses may be greater or lesser than those shown.

	1 Year	3 Years	5 Years	10 Years
Target Fund	$92	$644	$1,223	$2,798

Acquiring Fund (pro forma)	$92	$339	$658	$1,562
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The Revere Sector Opportunity ETF (Target Fund) Reorganization into the AXS Revere Sector Opportunity ETF (Acquiring Fund)

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Target Fund. As the Acquiring Fund has not yet commenced operations as of the date of this Proxy Statement/Prospectus, the “Other Expenses” shown for the Acquiring Funds are estimates. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

	Target Fund	Acquiring Fund (pro forma)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%	0.95%
Distribution and Service (12b-1) Fees	None	None
Other Expenses[1]	1.73%	0.64%
Acquired Fund Fees and Expenses[1]	0.10%	0.10%
Total Annual Fund Operating Expenses	2.78%	1.69%
Fee Waiver and Expense Reimbursement	(1.63)%[2]	(0.54)%[3]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement[2,3]	1.15%	1.15%

[1]	“Other Expenses” and “Acquired Fund Fees and Expenses” for the Acquired Fund and Acquiring Fund have been estimated for the current fiscal year. Actual expenses may differ from estimates.

[2]	The Target Fund’s advisor, Tuttle Capital, has contractually agreed to reduce its fees and to reimburse expenses, at least through March 31, 2023 to ensure that total annual fund operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, (vii) other fees related to underlying investments (such as option fees and expenses or swap fees and expenses), or (viii) extraordinary expenses such as litigation (which may include indemnification of Target Fund officers and trustees or contractual indemnification of Fund service providers (other than the Target Fund’s advisor)) will not exceed 1.05%. This expense limitation agreement may be terminated at any time, by the Board upon sixty days written notice to the advisor. The expense limitation agreement will automatically terminate, if the Investment Advisory Agreement is terminated. Tuttle Capital is permitted to seek reimbursement from the Target Fund, subject to certain limitations, of fees waived or payments made by Tuttle Capital to the Target Fund for a period ending three years after the date of the wavier or payment if such reimbursement can be achieved within the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made or (b) the expense limitation in effect at the time of the reimbursement.

[3]	The Acquiring Fund’s advisor, AXS, has contractually agreed to waive its fees and/or pay for operating expenses of the Acquiring Fund to ensure that total annual fund operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commission, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, (vii) other fees related to underlying
17

investments (such as option fees and expenses or swap fees and expenses), or (viii) extraordinary expenses such as litigation (which may include indemnification of Acquiring Fund officers and trustees or contractual indemnification of Fund service providers (other than the Acquiring Fund’s advisor)) will not exceed 1.05%. This agreement is effective for a two-year period from the date of the Reorganization and it may be terminated before that date only by IMST II’s Board of Trustees. AXS is permitted to seek reimbursement from the Acquiring Fund, subject to certain limitations, of fees waived or payments made by AXS to the Acquiring Fund for a period ending three years after the date of the waiver or payment. Such reimbursement may be requested from the Acquiring Fund if the reimbursement will not cause the Acquiring Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. Reimbursements of fees waived or payments made will be made on a “first in, first out” basis so that the oldest fees waived or payments are satisfied first.

Example

The following example is intended to help you compare the costs of investing in the shares of the Acquiring Fund on a pro forma basis following the Reorganization with the costs of investing in the Target Fund. An investor would pay the following expenses on a $10,000 investment that is held for the time periods provided in the table, assuming that all dividends and other distributions are reinvested and that operating expenses remain the same. The example also assumes a 5% annual return and that the Fund’s operating expenses remain the same. The example should not be considered a representation of future expenses or returns. Actual expenses may be greater or lesser than those shown.

	1 Year	3 Years	5 Years	10 Years
Target Fund	$107	$708	$1,324	$2,990

Acquiring Fund (pro forma)	$117	$424	$813	$1,905
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Tuttle Capital Short Innovation ETF (Target Fund) Reorganization into the AXS Short Innovation ETF (Acquiring Fund)

	Target Fund	Acquiring Fund (pro forma)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.65%[1]
Distribution and Service (12b-1) Fees	None	None
Other Expenses[2]	0.27%	0.31%
Total Annual Fund Operating Expenses	0.92%	0.96%
Fee Waiver and Expense Reimbursement	(0.17)%[3]	(0.21)%[4]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement[2,3,4]	0.75%	0.75%

[1]	The Advisor has contractually agreed to a management fee of 0.65% for a period of two years from the date of the Reorganization after which period the management fee will be 0.75%.

[2]	Other Expenses” for the Acquired Fund and Acquiring Fund have been estimated for the current fiscal year. Actual expenses may differ from estimates.

[3]	The Target Fund’s advisor, Tuttle Capital, has contractually agreed to reduce its fees and to reimburse expenses at least through March 31, 2023, to ensure that total annual fund operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, (vii) other fees related to underlying investments (such as option fees and expenses or swap fees and expenses), or (viii) extraordinary expenses such as litigation (which may include indemnification of Target Fund officers and trustees or contractual indemnification of Fund service providers (other than the Target Fund’s advisor)) will not exceed 0.75%. This expense limitation agreement may be terminated at any time, by the Board upon sixty days written notice to the advisor. The expense limitation agreement will automatically terminate, if the Investment Advisory Agreement is terminated. Tuttle Capital is permitted to seek reimbursement from the Target Fund, subject to certain limitations, of fees waived or payments made by Tuttle Capital to the Target Fund for a period ending three years after the date of the wavier or payment if such reimbursement can be achieved within the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made or (b) the expense limitation in effect at the time of the reimbursement.

[4]	The Acquiring Fund’s advisor, AXS, has contractually agreed to waive its fees and/or pay for operating expenses of the Acquiring Fund to ensure that total annual fund operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commission, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, (vii) other fees related to underlying investments (such as option fees and expenses or swap fees and expenses), or (viii) extraordinary expenses such as litigation (which may include indemnification of Acquiring Fund officers and trustees or contractual indemnification of Fund service providers (other than the Acquiring Fund’s advisor)) will not exceed 0.75% for a period of two years from the date of the Reorganization after which period the expense limitation will be 0.95%. This agreement is effective for a two-year period from the date of the Reorganization and it may be terminated before that date only by IMST II’s Board of Trustees. AXS is permitted to seek reimbursement from the Acquiring Fund, subject to certain limitations, of fees waived or payments made by AXS to the Acquiring Fund for a period ending three years after the date of the waiver or payment. Such reimbursement may be requested from the Acquiring Fund if the reimbursement will not cause the Acquiring Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. Reimbursements of fees waived or payments made will be made on a “first in, first out” basis so that the oldest fees waived or payments are satisfied first.
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Example

The following example is intended to help you compare the costs of investing in the shares of the Acquiring Fund on a pro forma basis following the Reorganization with the costs of investing in the Target Fund. An investor would pay the following expenses on a $10,000 investment that is held for the time periods provided in the table, assuming that all dividends and other distributions are reinvested and that operating expenses remain the same. The example also assumes a 5% annual return and that the Fund’s operating expenses remain the same. The example should not be considered a representation of future expenses or returns. Actual expenses may be greater or lesser than those shown.

	1 Year	3 Years	5 Years	10 Years
Target Fund	$77	$276	$493	$1,116

Acquiring Fund (pro forma)	$77	$263	$489	$1,139

Portfolio Turnover

Each Target Fund and Acquiring Fund pays transaction costs, such as commissions, when buying and selling securities or derivatives instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Funds’ performance. The table below reflects each Target Fund’s portfolio turnover rate as a percentage of the average value of its portfolio.

Target Fund	Portfolio Turnover Rate[1]
The SPAC and New Issue ETF	124%[1,2]
The De-SPAC ETF	44%[1,3]
The Short De-SPAC ETF	0%[1,4]
FOMO ETF	1,285%[1,5]
Revere Sector Opportunity ETF	0%[1,6]
Tuttle Capital Short Innovation ETF	[0]% [1,7]

[1]	Excludes the impact of in-kind transactions.
[2]	For the period December 15, 2020 through September 30, 2021.
[3]	For the period May 18, 2021 through September 30, 2021.
[4]	For the period May 17, 2021 through September 30, 2021.
[5]	For the period May 24, 2021 through September 30, 2021.
[6]	For the period August 23, 2021 through September 30, 2021.
[7]	For the period November 9, 2021 through [ ], 2022.

C.	The Funds’ Investment Objectives, Principal Investment Strategies and Risks

The primary differences between the Target Funds and the Acquiring Funds are that they have different advisors and that the Funds have different, but substantially similar fundamental policies. The Target Funds

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are advised by Tuttle Capital and the Acquiring Funds will be advised by AXS; however, the current portfolio manager of each Target Fund will serve as a portfolio manager of the corresponding Acquiring Fund.

The investment objectives and investment strategies of each Target Fund and each corresponding Acquiring Fund are the same. Because the investment objectives of the Funds are the same and the investment strategies of each Target Fund and its corresponding Acquiring Fund are the same, they are subject to substantially similar principal investment risks. In addition to principal risks that are substantially similar to those of the corresponding Target Fund, each Acquiring Fund may have identified certain other principal risk factors that are noted in the discussions that follow. Such risks may apply to the Target Fund but were not disclosed as principal risks of the Target Fund.  Although a Target Fund and its corresponding Acquiring Fund sometimes use slightly different wording or terminology to describe their respective principal risks, such differences do not result in any substantive difference between the way the Target Fund has been managed and the way the corresponding Acquiring Fund will be managed.

Each Fund’s investment objective, principal investment strategies and risks are discussed in more detail below.

1.	Reorganization of The SPAC and New Issue ETF into AXS SPAC and New Issue ETF

Comparison of Principal Investment Objectives

The investment objective of The SPAC and New Issue ETF and the AXS SPAC and New Issue ETF is to seek to provide total return.

Comparison of Principal Investment Strategies

Each Fund is an actively managed exchange traded fund. In pursuing its investment objective, each Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in units and shares of Special Purpose Acquisitions Companies (“SPACs”) that have a minimum capitalization of $100 million and companies that completed an initial public offering (“IPO”) within the last two years. A SPAC is a blank check company that has not yet merged with an operating company or even chosen a merger target. SPACs are formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses. SPACs often have pre-determined time frames to merge (typically two years) or the SPAC will liquidate. A SPAC generally offers units, each comprised of one share of common stock and a warrant (or portion of a warrant) to purchase common stock. A warrant is a security that allows its holder to purchase a specified amount of common stock at a specified price for a specified time. Each Fund may seek to sell warrants that it receives in connection with the purchase of a SPAC’s units in order to generate additional returns for shareholders. Each Fund may purchase units or shares of SPACs that have completed an IPO within the last two years on a secondary market or during a SPAC’s IPO. A SPAC that has completed a business transaction within the last two-years is considered a company that has completed an IPO within the last two-years. Each Fund may enter into swap agreements on publicly traded SPACs and equity securities of companies of any market capitalization that have completed an initial public offering within the last two-years. Each Fund utilizes such swap agreements in order to receive the returns associated with owning a SPAC or company that completed an initial public offering within the last two-years without the cost associated with directly investing in the SPAC or company. Each Fund will utilize swap agreements to increase leverage in the Fund’s investments.

Each Fund may also invest in depositary receipts for cash management purposes or due to a lack of suitable investment opportunities, the Fund may hold up to 20% of its net assets in cash or similar short-term, high-quality debt securities.

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Each Fund’s advisor utilizes fundamental analysis to identify investment opportunities with favorable attributes, to evaluate industry dynamics, measure the strength of the business model and management skill. The advisor will perform research and due diligence on the SPAC sponsors or management teams. The advisor’s evaluation of the sponsor will include the sponsor’s history in allocating capital, securing financing, experience managing public companies, and background in the area/industry where the SPAC is searching for a business combination. The advisor may sell a position when a SPAC either announces a business combination or the price increases. In managing the Fund’s portfolio, the advisor will engage in frequent trading, resulting in a high portfolio turnover rate.

Comparison of Principal Investment Risks

This section will help you compare the risks of the Target Fund with those of the Acquiring Fund. Although the Funds may describe and organize them differently, the principal risks associated with investments in the Target Fund and the Acquiring Fund are generally similar because the Funds have the same investment objectives and principal investment strategies. A summary description of the Acquiring Funds’ principal risks can be found in Appendix B of this Combined Prospectus/Proxy Statement.

Target Fund	Acquiring Fund

●     SPAC Risk

●     ADR Risk

●     Counterparty Risk

●     Derivatives Risk

●     ETF Structure Risk

○   Not Individually Redeemable

○   No Guarantee of Active Trading Market

○   Trading Issues

○   Market Price Variance Risk

●     Authorized Participant Risk

●     Large Capitalization Stock Risk

●     Leverage Risk

●     Liquidity Risk

●     Management Risk

●     Market and Geopolitical Risk

●     Portfolio Turnover Risk

●     Pre-Determined Time Frame Risk

●     Small and Medium Capitalization Stock Risk

●     Swaps Risk

●     Warrant Risk

●     SPAC Risk

●     SPAC Tax Risk

●     IPO Risk

●     Depositary Receipts Risk

●     Counterparty Risk

●     Derivatives Risk

●     ETF Structure Risk

○   Authorized Participant Concentration Risk

○   Market Maker Risk

○   Fluctuation of NAV Risk

○   Trading Issues Risk

○   Costs of Buying or Selling Shares

●     Large Cap Company Risk

●     Leverage Risk

●     Liquidity Risk

●     Management and Strategy Risk

●     Market Risk

●     Portfolio Turnover Risk

●     Pre-Determined Time Frame Risk

●     Small-Cap and Mid-Cap Company Risk

●     Swaps Risk

●     Warrants and Rights Risk

●     COVID-19 Related Market Risk

●     Cybersecurity Risk

Purchase and Sale of Fund Shares

The Target Fund and the Acquiring Fund issue and redeem shares on a continuous basis, at net asset value, only in large specified blocks of Shares (each, a “Creation Unit”). The Funds’ shares are generally not individually redeemable securities, except when aggregated as Creation Units. Shares of the Target Fund are

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listed and traded on the Nasdaq Stock Market LLC under the ticker symbol “SPCX” and shares of the Acquiring Fund will be listed and traded on the Nasdaq Stock Market LLC under the ticker symbol “SPCX” Individual Shares of the Fund may only be purchased and sold on the secondary market through a broker-dealer. Since Shares of each Fund trade on securities exchanges in the secondary market at their market price rather than their net asset value, a Fund’s Shares may trade at a price greater than (premium) or less than (discount) the Fund’s net asset value. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of a Fund (bid) and the lowest price a seller is willing to accept for Shares of the Fund (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

With respect to the Target Fund, recent information, including the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads, is available online at www.spcxetf.com. Following the Reorganization, this information with respect to the Acquiring Fund will be available at www.axsinvestments.com.

2.	Reorganization of The De-SPAC ETF into AXS De-SPAC ETF

Comparison of Principal Investment Objectives

The investment objective of The De-SPAC ETF and the AXS De-SPAC ETF is to seek to provide investment results that correspond, before fees and expenses, to the price and yield performance of The De-SPAC Index (for this section only, the “Index”)

Comparison of Principal Investment Strategies

Each Fund attempts to replicate the Index by investing all, or substantially all (no less than 80%), of its net assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index. Although the Fund’s advisor intends to be fully invested in the Index, the Fund may invest up to 20% of the Fund’s net assets in cash and cash like equivalents. As of December 31, 2021, there were 25 issuers in the Index.

The Index is comprised of 25 of the largest companies, based on market capitalization, that have completed a business combination transaction with a SPAC within one year of the Index’s screening date. A SPAC is a blank check company that has not yet merged with an operating company or even chosen a merger target. SPACs are formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses.

The Herculoid Group LLC is the index provider for the Index. Solactive AG independently prices the Index on a continuous basis during equity market hours. The Index is rebalanced on a monthly basis.

Each Fund’s advisor uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

To the extent the Index concentrates in the securities of a particular industry or group of related industries, the Fund will concentrate its investments (i.e., hold more than 25% of its total assets) to approximately the same extent as the Index.

23

Comparison of Principal Investment Risks

This section will help you compare the risks of the Target Fund with those of the Acquiring Fund. Although the Funds describe and organize them differently, the principal risks associated with investments in the Target Fund and the Acquiring Fund are generally similar because the Funds have the same investment objectives and principal investment strategies. A summary description of those principal risks can be found in Appendix B of this Combined Prospectus/Proxy Statement.

Target Fund	Acquiring Fund

●     SPAC Risk

●     ETF Structure Risk

○   Not Individually Redeemable

○   Trading Issues

○   Market Price Variance Risk

●     Index-Related Risk

●     Indexing Strategy/Index Tracking Risk

●     Large Capitalization Stock Risk

●     Liquidity Risk

●     Management Risk

●     Market and Geopolitical Risk

●     Small and Medium Capitalization Stock Risk

●     SPAC-Derived Company Risk

●     SPAC Tax Risk

●     ETF Structure Risk

○   Authorized Participant Concentration Risk

○   Market Maker Risk

○   Fluctuation of NAV Risk

○   Trading Issues Risk

○   Costs of Buying or Selling Shares

●     Index Strategy/Index Tracking Risk

●     Index Provider Risk

●     Large Cap Company Risk

●     Liquidity Risk

●     Management and Strategy Risk

●     Market Risk

●     Small-Cap and Mid-Cap Company Risk

●     Third Party Data Risk

●     Tracking Error Risk

●     COVID-19 Related Market Risk

●     Cybersecurity Risk

Purchase and Sale of Fund Shares

The Target Fund and the Acquiring Fund issue and redeem shares on a continuous basis, at net asset value, only in large specified blocks of Shares (each, a “Creation Unit”). The Funds’ shares are generally not individually redeemable securities, except when aggregated as Creation Units. Shares of the Target Fund are listed and traded on the Nasdaq Stock Market LLC under the ticker symbol “DSPC” and shares of the Acquiring Fund will be listed and traded on the Nasdaq Stock Market LLC under the ticker symbol “DSPC” Individual Shares of the Fund may only be purchased and sold on the secondary market through a broker-dealer. Since Shares of each Fund trade on securities exchanges in the secondary market at their market price rather than their net asset value, a Fund’s Shares may trade at a price greater than (premium) or less than (discount) the Fund’s net asset value. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of a Fund (bid) and the lowest price a seller is willing to accept for Shares of the Fund (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

With respect to the Target Fund, recent information, including the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads, is available online at www.DESPACetfs.com. Following the Reorganization, this information with respect to the Acquiring Fund will be available at www.axsinvestments.com.

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3.	Reorganization of The Short De-SPAC ETF into AXS Short De-SPAC ETF

Comparison of Principal Investment Objectives

The investment objective of The Short De-SPAC ETF and the AXS Short De-SPAC ETF is to seek to provide investment results that are approximately the inverse of, before fees and expenses, to the price and yield performance of The De-SPAC Index (for this section only, the “Index”)

Comparison of Principal Investment Strategies

Each Fund is an actively managed exchange traded fund that attempts to achieve the inverse (-1x) of the return of the Index for a single day (and not for any other period), by entering into swap agreements and by purchasing put options on securities in the Index. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation.

Each Fund will enter into swap agreements with major global financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Index. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing the Index. In addition to swap agreements, the Fund’s advisor may purchase put options on individual securities that comprise the Index, when the cost of including individual securities in the swap agreement is too expensive.

The Index is comprised of 25 of the largest companies, based on market capitalization, that have completed a business combination transaction with a SPAC. A SPAC is a blank check company that has not yet merged with an operating company or even chosen a merger target. SPACs are formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses.

The Herculoid Group LLC is the index provider for the Index. Solactive AG independently prices the Index on a continuous basis during equity market hours. The Index is rebalanced on a monthly basis.

Additionally, each Fund’s advisor expects to invest the Fund’s assets that are not allocated to derivative instruments described above in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFS and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality to serve as collateral required by the counterparties for the derivative positions.

To the extent the Index concentrates in the securities of a particular industry or group of related industries, the Fund will concentrate its investments (i.e., hold more than 25% of its total assets in investments that provide inverse exposure to such industry or group of related industries) to approximately the same extent as the Index.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index’s performance decreases over a period longer than a single day.

25

Comparison of Principal Investment Risks

This section will help you compare the risks of the Target Fund with those of the Acquiring Fund. Although the Funds describe and organize them differently, the principal risks associated with investments in the Target Fund and the Acquiring Fund are generally similar because the Funds have the same investment objectives and principal investment strategies. A summary description of those principal risks can be found in Appendix B of this Combined Prospectus/Proxy Statement.

Target Fund	Acquiring Fund

●     SPAC Risk

●     Compounding Risk

●     Rebalancing Risk

●     Counterparty Risk

●     Derivatives Risk

●     ETF Structure Risk

○   Not Individually Redeemable

○   Trading Issues

○   Market Price Variance Risk

●     Fixed Income Securities Risk

●     Inverse Risk

●     Leverage Risk

●     Liquidity Risk

●     Management Risk

●     Market and Geopolitical Risk

●     Non-Diversified Risk

●     Options Risk

●     Swap Risk

●     U.S. Treasury Risk

●     Effects of Compounding and Market Volatility Risk

●     SPAC-Derived Company Risk

●     Compounding Risk

●     Rebalancing Risk

●     Correlation Risk

●     Counterparty Risk

●     Derivatives Risk

●     ETF Structure Risk

○   Authorized Participant Concentration Risk

○   Market Maker Risk

○   Fluctuation of NAV Risk

○   Trading Issues Risk

○   Costs of Buying or Selling Shares

●     Fixed Income Securities Risk

●     Inverse Risk

●     Leverage Risk

●     Liquidity Risk

●     Management and Strategy Risk

●     Market Risk

●     Non-Diversification Risk

●     Options Risk

●     Swap Risk

●     Government-Sponsored Entities Risk

●     COVID-19 Related Market Risk

●     Cybersecurity Risk

Purchase and Sale of Fund Shares

The Target Fund and the Acquiring Fund issue and redeem shares on a continuous basis, at net asset value, only in large specified blocks of Shares (each, a “Creation Unit”). The Funds’ shares are generally not individually redeemable securities, except when aggregated as Creation Units. Shares of the Target Fund are listed and traded on the Nasdaq Stock Market LLC under the ticker symbol “SOGU” and shares of the Acquiring Fund will be listed and traded on the Nasdaq Stock Market LLC under the ticker symbol “SOGU” Individual Shares of the Fund may only be purchased and sold on the secondary market through a broker-dealer. Since Shares of each Fund trade on securities exchanges in the secondary market at their market price rather than their net asset value, a Fund’s Shares may trade at a price greater than (premium) or less than (discount) the Fund’s net asset value. An investor may incur costs attributable to the difference between the

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highest price a buyer is willing to pay to purchase Shares of a Fund (bid) and the lowest price a seller is willing to accept for Shares of the Fund (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

With respect to the Target Fund, recent information, including the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads, is available online at www.DESPACetfs.com. Following the Reorganization, this information with respect to the Acquiring Fund will be available at www.axsinvestments.com.

4.	Reorganization of FOMO ETF into AXS FOMO ETF

Comparison of Principal Investment Objectives

The investment objective of the FOMO ETF and the AXS FOMO ETF is to seek to provide capital appreciation.

Comparison of Principal Investment Strategies

Each Fund is an actively managed exchange traded fund that will invest primarily in equity securities of U.S., foreign, and emerging market companies of any market capitalization and special purpose acquisition companies (“SPACs”). A SPAC is a blank check company that has not yet merged with an operating company or even chosen a merger target. SPACs are formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses. Each Fund may invest in SPACs that have yet to complete a business combination transaction or companies that have completed a business combination transaction with a SPAC within the last two years.

Each Fund may also invest in equity exchange-traded funds (“ETFs”), fixed income ETFs, volatility and inverse volatility ETFs and exchange-traded notes (“ETNs”), and leveraged and inverse ETFs and ETNs. The Fund invests, on a short-term basis, in inverse and leveraged ETFs that seek to provide the inverse performance of stock indices, treasury bonds, and volatility ETFs. In addition, the AXS FOMO ETF may also utilize a put and/or call option strategy to manage the risk of a significant negative movement in the value of domestic equities over rolling one-month periods.

Each Fund will invest in fixed income ETFs that primarily invest in domestic and foreign fixed income securities of any credit rating maturity and duration. Such fixed income securities will include high yield bonds (commonly known as “junk bonds”). The Fund considers high yield bonds to be those that are rated lower than Baa3 by Moody’s Investors Service or lower than BBB- by Standard & Poor’s rating group. High yield bonds have a higher expected rate of default than investment grade bonds.

Each Fund’s name is an abbreviation for the “Fear of Missing Out.” The Fear of Missing Out (“FOMO”) is commonly defined as a social anxiety stemming from the belief that others might be enjoying something while the person suffering anxiety misses out. Each Fund’s strategy is related to the FOMO because it allows investors to invest in areas of the market that are currently in favor by retail and individual investors; thus, avoiding FOMO.

The advisor uses proprietary investment models that combine market trend and counter trend following, and market analysis across asset classes to determine when to buy, sell, or hold equity securities. The advisor uses trend following models to track and purchase securities that are perceived as increasing in value and to avoid securities that are perceived to be decreasing in value. The advisor uses counter trend models to track and purchase securities that have been increasing in value, but are currently perceived to be oversold. Furthermore, the advisor may use intermarket analysis to look for divergences between asset classes that tend to either move together or move apart.

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Because of the tactical nature of the advisor’s strategy, the Fund may engage in frequent trading of its portfolio which will result in a higher portfolio turnover rate.

Comparison of Principal Investment Risks

This section will help you compare the risks of the Target Fund with those of the Acquiring Fund. Although the Funds describe and organize them differently, the principal risks associated with investments in the Target Fund and the Acquiring Fund are generally similar because the Funds have the same investment objectives and substantially similar principal investment strategies. Unlike the Target Fund, the Acquiring Fund may utilize options as part of its principal investment strategies and therefore Derivatives Risk and Options Risk are included as a principal risk of the Acquiring Fund. A summary description of those principal risks can be found in Appendix B of this Combined Prospectus/Proxy Statement.

Target Fund	Acquiring Fund

●     Authorized Participant Risk

●     ETF Risk

○   Inverse ETF Risk

○   Leveraged ETF Risk

●     ETF Structure Risk

●     Emerging Markets Risk

●     Foreign Securities Risk

●     ETN Risk

●     Fixed Income Risk

●     High Yield Risk

●     Large Capitalization Stock Risk

●     Management Risk

●     Market and Geopolitical Risk

●     Portfolio Turnover Risk

●     Small and Medium Capitalization Stock Risk

●     SPAC Risk

●     ETF Structure Risk

○   Authorized Participant Concentration Risk

○   Market Maker Risk

○   Fluctuation of NAV Risk

○   Trading Issues Risk

○   Costs of Buying or Selling Shares

●     ETF Risk

●     Inverse ETF Risk

●     Leveraged ETF Risk

●     Emerging Markets Risk

●     Foreign Investment Risk

●     Derivatives Risk

●     ETN Risk

●     Fixed Income Securities Risk

●     High Yield (“Junk”) Bond Risk

●     Large Cap Company Risk

●     Management and Strategy Risk

●     Market Risk

●     Options Risk

●     Portfolio Turnover Risk

●     Small-Cap and Mid-Cap Company Risk

●     SPAC Risk

●     COVID-19 Related Market Risk

●     Cybersecurity Risk

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Purchase and Sale of Fund Shares

The Target Fund and the Acquiring Fund issue and redeem shares on a continuous basis, at net asset value, only in large specified blocks of Shares (each, a “Creation Unit”). The Funds’ shares are generally not individually redeemable securities, except when aggregated as Creation Units. Shares of the Target Fund are listed and traded on the CBOE BZX Exchange, Inc. under the ticker symbol “FOMO” and shares of the Acquiring Fund will be listed and traded on the CBOE BZX Exchange, Inc. under the ticker symbol “FOMO” Individual Shares of the Fund may only be purchased and sold on the secondary market through a broker-dealer. Since Shares of each Fund trade on securities exchanges in the secondary market at their market price rather than their net asset value, a Fund’s Shares may trade at a price greater than (premium) or less than (discount) the Fund’s net asset value. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of a Fund (bid) and the lowest price a seller is willing to accept for Shares of the Fund (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

With respect to the Target Fund, recent information, including the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads, is available online at www.fomoetf.com. Following the Reorganization, this information with respect to the Acquiring Fund will be available at www.axsinvestments.com.

5.	Reorganization of Revere Sector Opportunity ETF into AXS Revere Sector Opportunity ETF

Comparison of Principal Investment Objectives

The investment objective of the Revere Sector Opportunity ETF and the AXS Revere Sector Opportunity ETF is to seek capital appreciation.

Comparison of Principal Investment Strategies

Each Fund is an actively managed exchange traded fund (“ETF”) that will primarily invest in ETFs that represent a sector of the S&P 500 Index (“Sector ETFs”). The advisor delegates execution of the Fund’s strategy to the sub-advisor. The sub-advisor invests the Fund’s assets based on a proprietary sector selection model. The sub-advisor’s model recommends allocations for the Fund’s assets among Sector ETFs that each focus on common stocks of companies included in an individual sector of the S&P 500® Index, as determined by the Global Industry Classification Standard (GICS®). The sub-advisor defines a Sector ETF as an ETF that invests its holdings in companies that are selected on the basis of general industry classification from a universe of companies defined by the Standard & Poor’s 500 Composite Stock® Index. The S&P 500 Index is composed of the following eleven sectors: Information Technology, Health Care, Financials, Consumer Discretionary, Communication Services, Industrials, Consumer Staples, Energy, Utilities, Real Estate, and Materials. Under normal market conditions, the sub-advisor will invest the Fund’s assets in all 11 sectors that comprise the S&P 500 Index.

Each Fund’s assets are allocated among Sector ETFs based on the sub-advisor’s proprietary sector selection model. The model incorporates macroeconomic, financial and market data to determine how to allocate the Fund’s assets among the individual sectors of the S&P 500 Index. The sub-advisor’s model determines whether each sector is “underweight”, “overweight” or “index weight” and allocates the Fund’s accordingly. The terms “overweight (greater allocation)”, “underweight (lesser allocation)”, and “index weight (equal allocation)” reflect the sub-advisor’s allocation of the Fund’s portfolio when compared to the S&P 500 Index. If the sub-advisor’s model determines that a sector is “overweight”, the sub-advisor will allocate a higher portion of the Fund’s portfolio to the sector when compared to the sector weighting in the S&P 500 Index. If the sub-advisor’s

29

model determines that a sector is “underweight”, the sub-advisor will allocate a smaller portion of the Fund’s portfolio to the sector when compared to the current sector weighting in the S&P 500 Index. When the sub-advisor’s model determines that a sector is “index weight”, the sub-advisor will invest the Fund’s portfolio to approximately mirror the sectors weighing when compared to the S&P 500 Index. The model determines whether a sector is underweight, overweight, or index weight based on daily weekly, and monthly evaluation as well as review of technical factors. The portfolio’s final sector allocation is subject to the sub-advisor’s risk and diversification constraints, which may limit the amount a sector may represent in the portfolio. The sub-advisor’s diversification constraints require the Fund to invest in at least five of the eleven sectors that comprise the S&P 500 Index at all times. The sub-advisor may not fully implement the results of the model if it believes the model does not take into account all relevant data, or that a different evaluation or weighting of the data is more appropriate. It is possible the Fund may not have exposure to all sectors at all times.  In managing the Fund’s portfolio, the sub-advisor will actively manage the Fund, resulting in a high portfolio turnover rate. The sub-advisor may adjust holdings based on changes in the S&P 500 economic sector weightings.

Comparison of Principal Investment Risks

This section will help you compare the risks of the Target Fund with those of the Acquiring Fund. Although the Funds describe and organize them differently, the principal risks associated with investments in the Target Fund and the Acquiring Fund are generally similar because the Funds have the same investment objectives and principal investment strategies. A summary description of those principal risks can be found in Appendix B of this Combined Prospectus/Proxy Statement.

Target Fund	Acquiring Fund

●     Asset Allocation Risk

●     Communications Sector Risk

●     Consumer Discretionary Risk

●     Consumer Staples Risk

●     Energy Sector Risk

●     ETF Risk

●     ETF Structure Risk

●     Health Care Sector Risk

●     Financial Sector Risk

●     Industrial Sector Risk

●     Management Risk

●     Materials Sector Risk

●     Model Risk

●     Natural Resources Risk

●     Portfolio Turnover Risk

●     Real Estate Sector Risk

●     Technology Sector Risk

●     Utilities Sector Risk

●     Asset Allocation Risk

●     Sector Focus Risk

○   Communications Sector Risk

○   Consumer Discretionary Risk

○   Consumer Staples Risk

○   Energy Sector Risk

○   Health Care Sector Risk

○   Financial Sector Risk

○   Industrial Sector Risk

○   Materials Sector Risk

○   Real Estate Sector Risk

○   Technology Sector Risk

○   Utilities Sector Risk

●     ETF Risk

●     ETF Structure Risk

○   Authorized Participant Concentration Risk

○   Market Maker Risk

○   Fluctuation of NAV Risk

○   Trading Issues Risk

○   Costs of Buying or Selling Shares

●     Management and Strategy Risk

●     Market Risk

●     Model Risk

●     Natural Resources Risk

●     Portfolio Turnover Risk

●     COVID-19 Related Market Risk

●     Cybersecurity Risk

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Purchase and Sale of Fund Shares

The Target Fund and the Acquiring Fund issue and redeem shares on a continuous basis, at net asset value, only in large specified blocks of Shares (each, a “Creation Unit”). The Funds’ shares are generally not individually redeemable securities, except when aggregated as Creation Units. Shares of the Target Fund are listed and traded on the NYSE Arca, Inc. under the ticker symbol “RSPY” and shares of the Acquiring Fund will be listed and traded on the NYSE Arca, Inc. under the ticker symbol “RSPY” Individual Shares of the Fund may only be purchased and sold on the secondary market through a broker-dealer. Since Shares of each Fund trade on securities exchanges in the secondary market at their market price rather than their net asset value, a Fund’s Shares may trade at a price greater than (premium) or less than (discount) the Fund’s net asset value. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of a Fund (bid) and the lowest price a seller is willing to accept for Shares of the Fund (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

With respect to the Target Fund, recent information, including the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads, is available online at www.rspyetf.com. Following the Reorganization, this information with respect to the Acquiring Fund will be available at www.axsinvestments.com.

6.	Reorganization of Tuttle Capital Short Innovation ETF into AXS Short Innovation ETF

Comparison of Principal Investment Objectives

The investment objective of the Tuttle Capital Short Innovation ETF and the AXS Short Innovation ETF is to seek to provide investment results that are approximately the inverse (or opposite) of, before fees and expenses, to the daily price and yield performance of the ARK Innovation ETF. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Comparison of Principal Investment Strategies

Each Fund is an actively managed exchange traded fund that attempts to achieve the inverse (-1x) of the return of the ARK Innovation ETF for a single day (and not for any other period), by entering into a swap agreement on the ARK Innovation ETF. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation.

Each Fund will enter into one or more swap agreements with major global financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the ARK Innovation ETF. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the ARK Innovation ETF.

The ARK Innovation ETF is an actively managed exchange traded fund that seeks long-term growth of capital by investing under normal circumstances primarily (at least 65% of its assets) in domestic and foreign equity securities of companies that are relevant to the Fund’s investment theme of disruptive innovation. It is typically comprised of 35-55 companies.

Additionally, each Fund may invest between 40-80% of the Fund’s portfolio depending on the amount of collateral required by the Fund’s counterparties in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt

31

securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the ARK Innovation ETF over the same period. The Fund will lose money if the ARK Innovation ETF’s performance is flat over time, and as a result of daily rebalancing, the ARK Innovation ETF’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the ARK Innovation ETF’s performance decreases over a period longer than a single day.

The Funds, Tuttle Capital and AXS are not affiliated with the ARK Innovation ETF, the ARK Innovation ETF’s investment advisor, or the ARK ETF TRUST.

Comparison of Principal Investment Risks

This section will help you compare the risks of the Target Fund with those of the Acquiring Fund. Although the Funds describe and organize them differently, the principal risks associated with investments in the Target Fund and the Acquiring Fund are generally similar because the Funds have the same investment objectives and principal investment strategies. A summary description of those principal risks can be found in Appendix B of this Combined Prospectus/Proxy Statement.

Target Fund	Acquiring Fund

●     Effects of Compounding and Market Volatility Risk

●     Correlation Risk

●     Counterparty Risk

●     Derivatives Risk

●     Exchange Traded Fund Structure Risk

●     Fixed Income Securities Risk

●     Inverse Risk

●     Large Capitalization Stock Risk

●     Leverage Risk

●     Management Risk

●     Market and Geopolitical Risk

●     Non-Diversified Risk

●     Small and Medium Capitalization Stock Risk

●     Swap Risk

●     U.S. Treasury Risk

●     Effects of Compounding and Market Volatility Risk

●     Correlation Risk

●     Counterparty Risk

●     Derivatives Risk

●     ETF Structure Risk

○   Authorized Participant Concentration Risk

○   Market Maker Risk

○   Fluctuation of NAV Risk

○   Trading Issues Risk

○   Costs of Buying or Selling Shares

●     Fixed Income Securities Risk

●     Inverse Risk

●     Large Cap Company Risk

●     Liquidity Risk

●     Leverage Risk

●     Management and Strategy Risk

●     Market Risk

●     Non-Diversification Risk

●     Small-Cap and Mid-Cap Company Risk

●     Swap Risk

●     Government-Sponsored Entities Risk

●     COVID-19 Related Market Risk

●     Cybersecurity Risk

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Purchase and Sale of Fund Shares

The Target Fund and the Acquiring Fund issue and redeem shares on a continuous basis, at net asset value, only in large specified blocks of Shares (each, a “Creation Unit”). The Funds’ shares are generally not individually redeemable securities, except when aggregated as Creation Units. Shares of the Target Fund are listed and traded on the Nasdaq Stock Market LLC under the ticker symbol “SARK” and shares of the Acquiring Fund will be listed and traded on the Nasdaq Stock Market LLC under the ticker symbol “SARK” Individual Shares of the Fund may only be purchased and sold on the secondary market through a broker-dealer. Since Shares of each Fund trade on securities exchanges in the secondary market at their market price rather than their net asset value, a Fund’s Shares may trade at a price greater than (premium) or less than (discount) the Fund’s net asset value. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of a Fund (bid) and the lowest price a seller is willing to accept for Shares of the Fund (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

With respect to the Target Fund, recent information, including the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads, is available online at www.SARKetf.com. Following the Reorganization, this information with respect to the Acquiring Fund will be available at www.axsinvestments.com.

D.	Comparison of Investment Restrictions

The fundamental and non-fundamental limitations of the Target Funds and the Acquiring Fund are set forth in the following table. The fundamental limitations of the Target Funds and Acquiring Funds are substantially similar. Certain Acquiring Funds have a fundamental limitation regarding diversification whereas the corresponding Target Funds have no such fundamental investment limitation. In addition, the fundamental limitation regarding concentration for the AXS De-SPAC ETF and AXS Short De-SPAC ETF clarify that the Acquiring Funds will concentrate to approximately the same extent as the Index, where as the corresponding fundamental limitation for the Target Funds do not. The fundamental limitations may only be amended with shareholder approval.

Policy	Target Funds’ Fundamental Investment Policies	Acquiring Funds’ Fundamental Investment Policies
Concentration

The Target Fund may not invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry or group of industries. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.).

The Acquiring Fund may not invest 25% or more of its total assets, calculated at the time of purchase in any one industry (other than securities issued by the U.S. government, its agencies or instrumentalities), except that the AXS De-SPAC ETF and AXS Short De-SPAC ETF will concentrate to approximately the same extent that the Index concentrates in a particular industry.
Issuing Senior Securities and Borrowing Money

The Target Fund may not issue senior securities, except as otherwise permitted under the 1940 Act, and the rules and regulations promulgated thereunder.

The Target Fund may not borrow money, except (a) from a bank, provided that immediately after such borrowing there is

The Acquiring Fund may not issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its net assets (including the amount borrowed); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions or short sales or investing in
33

Policy	Target Funds’ Fundamental Investment Policies	Acquiring Funds’ Fundamental Investment Policies

an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

financial futures, swaps, when-issued or delayed delivery securities, or reverse repurchase agreements
Loans

The Target Fund may not make loans to others, except that the Fund may, in accordance with its investment objective and policies, (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and sub-participations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, (v) enter into transactions where each loan is represented by a note executed by the borrower, and (vi) make time deposits with financial institutions and invest in instruments issued by financial institutions. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

The Acquiring Fund may not make loans of money, except (a) for purchases of debt securities consistent with the investment policies of the Acquiring Fund, (b) by engaging in repurchase agreements, or (c) through the loan of portfolio securities in an amount up to 33 1/3% of the Acquiring Fund’s net assets.
Commodities	The Target Fund may not purchase or sell commodities (unless acquired as a result of ownership of securities or other investments) or commodity futures contracts, except that the Fund may purchase and sell futures contracts and options to the full extent permitted under the 1940 Act, sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission, invest in securities or other instruments backed by commodities, and invest in companies that are engaged in a	The Acquiring Fund may not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments. This limitation shall not prevent the Acquiring Fund from purchasing, selling or entering into futures contracts, or acquiring securities or other instruments and options thereon backed by, or related to, physical commodities.
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Policy	Target Funds’ Fundamental Investment Policies	Acquiring Funds’ Fundamental Investment Policies
commodities business or have a significant portion of their assets in commodities;
Real Estate	The Target Fund may not purchase or sell real estate or interests in real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).	The Acquiring Fund may not purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate, such as REITs).
Underwriting	The Target Fund may not purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities, and except to the extent that the Fund may be deemed an underwriter under the Securities Act, by virtue of disposing of portfolio securities).	The Acquiring Fund may not act as underwriter, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio.
Diversification	No corresponding fundamental investment limitation.[1]	The Acquiring Fund may not with respect to 75% of its total assets, purchase the securities of any one issuer if, immediately after and as a result of such purchase, (a) the value of the Acquiring Fund’s holdings in the securities of such issuer exceeds 5% of the value of the Acquiring Fund’s total assets, or (b) the Acquiring Fund owns more than 10% of the outstanding voting securities of the issuer (with the exception that this restriction does not apply to the Fund’s investments in the securities of the U.S. government, or its agencies or instrumentalities, or other investment companies).[2]
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1 Although The SPAC and New Issue ETF, The De-SPAC ETF, FOMO ETF and Revere Sector Opportunity ETF do not have a stated fundamental investment limitation regarding diversification, each such Target Fund considers itself to be a diversified fund under the 1940 Act. This means that with respect to 75% of the Acquired Fund’s total assets, the Acquired Fund may not invest more than 5% of its total assets in the securities of a single issuer or hold more than 10% of the voting securities of such issuer. This does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.

2 The fundamental investment limitation regarding diversification applies to the (i) AXS SPAC and New Issue ETF, (ii) AXS De-SPAC ETF, (iii) FOMO ETF and (iv) AXS Revere Sector Opportunity ETF.

The Acquiring Funds observe the following restriction with respect to illiquid investments as a matter of operating but not fundamental policy. Although each Target Fund does not have a corresponding non-fundamental policy, each Target Fund may not invest more than 15% of its net assets in illiquid securities.

Policy	Target Funds’ Non-Fundamental Investment Policies	Acquiring Funds’ Non-Fundamental Investment Policies
Illiquid Investments	No corresponding non-fundamental investment policy.	The Acquiring Fund may not invest, in the aggregate, more than 15% of its net assets in illiquid securities that the Acquiring Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the securities.

E.	Comparison of Investment Advisory and Sub-Advisory Agreements

1.	Investment Advisory Agreements

Tuttle Capital serves as the investment advisor to the Target Funds pursuant to an investment advisory agreement (the “Investment Advisory Agreement”) with the Trust. The Investment Advisory Agreement between the Trust and Tuttle Capital describes the services Tuttle Capital provides to the Target Funds, which generally include providing investment advice, and reviewing, supervising, and administering the investment program of the Target Funds. In addition, as the Target Funds’ investment advisor, Tuttle Capital has the ability to delegate day-to-day portfolio management responsibilities to one or more sub-advisors, and in that connection is responsible for making recommendations to the Board with respect to hiring, termination and replacement of any sub-advisor of a Target Fund.

Pursuant to the Investment Advisory Agreement between Tuttle Capital and the Trust, on behalf of the Target Funds, Tuttle Capital currently receives an annual management fee as shown in the table below. Tuttle Capital has contractually agreed to reduce its fees and to reimburse expenses, to ensure that Net Annual Fund Operating Expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, (vii) other fees related to underlying investments, (such as option fees and expenses or swap fees and expenses); or (viii) extraordinary expenses such as litigation (which may include indemnification of Target Fund officers and trustees or contractual indemnification of Target Fund service providers (other than Tuttle Capital)) will not exceed each Target Fund’s average daily net assets set forth in the table below. This expense limitation agreement may be terminated at any time, by the Board upon sixty days written notice to Tuttle Capital. The expense limitation agreement will automatically terminate, if the Investment Advisory Agreement is terminated.

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Fee waivers and expense reimbursements are subject to possible recoupment from the Target Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment. Tuttle Capital is not liable to the Trust under the terms of the Investment Advisory Agreement for any error of judgment or mistake of law or for any loss suffered by Tuttle Capital or the Trust in connection with the performance of the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty by Tuttle Capital with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on Tuttle Capital’s part in the performance of its duties or from reckless disregard by Tuttle Capital of its duties under the Investment Advisory Agreement. The Investment Advisory Agreement may be terminated (i) by the Trust by the vote of its Board or with respect to a Target Fund, upon the affirmative vote of a majority of the outstanding voting securities of such Target Fund, or (ii) by Tuttle Capital upon [60] days written notice to the Trust. The Investment Advisory Agreement between Tuttle Capital and the Trust will also immediately terminate in the event of its assignment.

Similar to the current Investment Advisory Agreement between the Trust and Tuttle Capital, the new investment advisory agreement between IMST II and AXS (the “AXS Advisory Agreement”) describes the services AXS will provide to the Acquiring Funds, which are similar to the services currently provided by Tuttle Capital to the Target Funds. In addition, as the Acquiring Funds’ investment advisor, AXS has the ability to delegate day-to-day portfolio management responsibilities to one or more sub-advisors, and in that connection will be responsible for making recommendations to the Board of Trustees of IMST II (the “IMST II Board”) with respect to hiring, termination and replacement of any sub-advisor of the Acquiring Funds.

Pursuant to the AXS Advisory Agreement, AXS will receive an annual management fee set forth in the table below, which are the same as the management fees Tuttle Capital currently receives from the Target Fund. AXS has contractually agreed for a period of two years after the Reorganizations to waive its fees and/or pay for operating expenses of the Acquiring Funds to ensure that the total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, other fees related to underlying investments, (such as option fees and expenses or swap fees and expenses); acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed each Acquiring Fund’s average daily net assets set forth in the table below. This agreement is effective for a two-year period from the date of the Reorganization of the corresponding Target Fund and it may be terminated before that date only by IMST II’s Board of Trustees. AXS will be permitted to seek reimbursement from each Acquiring Fund, subject to limitations, of fees waived or payments made to the Acquiring Fund for a period ending three years from the date of any such waiver or payment. This reimbursement may be requested from each Acquiring Fund if the reimbursement will not cause the Acquiring Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement

AXS is not liable to IMST II under the terms of the Investment Advisory Agreement for any error of judgment or mistake of law or for any loss suffered by AXS or IMST II in connection with the performance of the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty by AXS with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on AXS’ part in the performance of its duties or from reckless disregard by AXS of its duties under the Investment Advisory Agreement. The AXS Advisory Agreement may be terminated (x) by IMST II at any time as to the Acquiring Funds, without the payment of any penalty, upon giving AXS 60 days’ notice (which notice may be waived by AXS), provided that such termination by IMST II shall be directed or approved by the vote of a majority of the Trustees of IMST II in office at the time or by the vote of the holders of a majority of the voting securities of the Fund at the time outstanding and entitled to vote, or (y) by AXS on 60 days’ written notice (which notice may be waived by IMST II). Like the Investment Advisory Agreement between Tuttle Capital and the Trust, the Investment Advisory Agreement between AXS and IMST II will immediately terminate in the event of its assignment.

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If the Reorganizations are approved by the shareholders of the Target Funds, the AXS Advisory Agreement would continue in force with respect to the Acquiring Funds for a period of two years after the effective date of the AXS Advisory Agreement, unless sooner terminated as provided in the AXS Investment Advisory Agreement. The AXS Advisory Agreement would continue in force from year to year thereafter with respect to the Acquiring Funds so long as it is specifically approved at least annually in the manner required by the 1940 Act.

For their services as investment advisors to the Target Funds and the Acquiring Funds, respectively, Tuttle Capital and AXS are entitled to receive annual investment advisory fees based on each Fund’s average daily net assets. The advisory fee rate for each Target Fund and its corresponding Acquiring Fund are the same, as set forth in the table below.

Target Fund Annual Fee (as a % of Average Daily Net Assets)	Acquiring Fund Annual Fee (as a % of Average Daily Net Assets)
The SPAC and New Issue ETF 0.83%	AXS SPAC and New Issue ETF 0.83%
The De-SPAC ETF 0.75%	AXS De-SPAC ETF 0.75%
The Short De-SPAC ETF 0.90%	AXS Short De-SPAC ETF 0.90%
FOMO ETF 0.80%	AXS FOMO ETF 0.80%
Revere Sector Opportunity ETF 0.95%	AXS Revere Sector Opportunity ETF 0.95%
Tuttle Capital Short Innovation ETF 0.65%	AXS Short Innovation ETF 0.65%[1]

1 AXS has agreed to cap the management fee to 0.65% for a period of two years from the date of the Reorganization. After the two-year period, the management fee will be 0.75%.

The expense limitation for certain Target Funds and their corresponding Acquiring Fund are set forth in the table below:

Target Funds	Expense Limit	Period Ending	Acquiring Funds	Expense Limit*
The SPAC and New Issue ETF	0.95%	1/31/23	AXS SPAC and New Issue ETF (SPCX)	0.95%
The De-SPAC ETF	0.75%	1/31/23	AXS De-SPAC ETF (DSPC)	0.75%
The Short De-SPAC ETF	0.95%	1/31/23	AXS Short De-SPAC ETF (SOGU)	0.95%
The FOMO ETF	0.90%	7/31/22	AXS FOMO ETF (FOMO)	0.90%
Revere Sector Opportunity ETF	1.05%	3/31/23	AXS Revere Sector Opportunity ETF (RSPY)	1.05%
Tuttle Capital Short Innovation ETF	0.75%	3/31/23	AXS Short Innovation ETF	0.75%[1]

*Each expense limit is effective for a two-year period from the date of the Reorganization and it may be terminated before that date only by IMST II’s Board of Trustees.

1 AXS has agreed to an expense limitation of 0.75% for a period of two years from the date of the Reorganization after which period, the expense limitation will be 0.95%.

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2.       Investment Sub-Advisory Agreements

Currently, the Tuttle Capital has entered into an investment sub-advisory agreement with Revere with respect to the Revere Sector Opportunity ETF (the “Investment Sub-Advisory Agreement”). Subject to the general supervision of the Board and Tuttle Capital, Revere is responsible for managing the investment operations of the Revere Sector Opportunity ETF and the composition of the portfolio of securities and investments, including cash, in accordance with the Target Fund’s investment objective, policies and restrictions.  Pursuant to the Investment Sub-Advisory Agreement, Tuttle Capital compensates Revere out of the investment advisory fees it receives from Revere Sector Opportunity ETF. The Investment Sub-Advisory Agreement is in effect for a period of two years from the date of its effectiveness. The Investment Sub-Advisory Agreement continues in effect from year to year thereafter, subject to termination provisions discussed below, so long as such continuance is approved at least annually (a) by a majority of the outstanding voting securities (as defined in the 1940 Act) of the Revere Sector Opportunity ETF or by vote of the Trust’s Board, cast in person at a meeting called for the purpose of voting on such approval, and (b) by vote of a majority of the Trustees of the Trust who are not parties to this Agreement or “interested persons” (as defined in the 1940 Act) of any party to this Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Investment Sub-Advisory Agreement may be terminated at any time on at least 60 days prior written notice to Revere, without the payment of any penalty, (i) by vote of the Board, (ii) by Tuttle Capital, (iii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Revere Sector Opportunity ETF, or (iv) in accordance with the terms of any exemptive order obtained by the Trust or the Revere Sector Opportunity ETF under Section 6(c) of the 1940 Act, exempting the Trust or the Revere Sector Opportunity ETF from Section 15(a) and Rule 18f-2 under the 1940 Act. Revere may terminate the Investment Sub-Advisory Agreement at any time, without the payment of any penalty, on at least 60 days’ prior written notice to Tuttle Capital and the Trust. The Investment Sub-Advisory Agreement between Tuttle Capital and Revere shall terminate upon its assignment or upon termination of the Investment Advisory Agreement between the Trust and Tuttle Capital.

If the Reorganization of the Revere Sector Opportunity ETF is approved, Revere will serve as sub-advisor to the AXS Revere Sector Opportunity ETF pursuant to a sub-advisory agreement with AXS (the “New Investment Sub-Advisory Agreement”). Subject to the general supervision of the Board and AXS, Revere will be responsible for managing the investment operations of the AXS Revere Sector Opportunity ETF and the composition of the portfolio of securities and investments, including cash, in accordance with the AXS Revere Sector Opportunity ETF’s investment objective, policies and restrictions.  Pursuant to the New Investment Sub-Advisory Agreement between AXS and Revere, AXS compensates Revere out of the investment advisory fees it receives from the AXS Revere Sector Opportunity ETF. The New Investment Sub-Advisory Agreement would go into effect following the Reorganization and would remain in effect with respect to the corresponding Acquiring Fund for a period of two years from the date of its effectiveness and shall continue in effect for successive annual periods with respect to the AXS Revere Sector Opportunity ETF provided that such continuance is specifically approved at least annually in a manner required by the 1940 Act. The New Investment Sub-Advisory Agreement may be terminated with respect to the Acquiring Fund at any time, without the payment of any penalty: (i) by the IMST II Board, by a vote of a majority of the outstanding voting securities of the Acquiring Fund or by AXS on 60 days’ written notice to Revere; or (ii) by Revere on 60 days’ written notice to AXS. The New Investment Sub-Advisory Agreement between AXS and Revere shall terminate immediately upon its assignment or upon termination of the AXS Advisory Agreement with IMST II.

3.       Manager of Managers Structure

AXS and IMST II have received an exemptive order from the SEC for each Acquiring Fund which allows AXS to operate the Acquiring Funds under a “manager of managers” structure (the “Order”). Pursuant to the Order, AXS may, subject to the approval of the Board, hire or replace sub-advisors and modify any existing or future

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agreement with such sub-advisors without obtaining shareholder approval. Tuttle Capital and the Trust have no similar exemptive order.

Pursuant to the Order, AXS, with the approval of the IMST II Board, has the discretion to terminate any sub-advisor and allocate and reallocate the Acquiring Funds’ assets among AXS and any other sub-advisor. AXS has the ultimate responsibility, subject to the oversight and supervision by the IMST II Board, to oversee any sub-advisor for the Acquiring Funds and to recommend, for approval by the IMST II Board, the hiring, termination and replacement of sub-advisors for the Acquiring Funds. In evaluating a prospective sub-advisor, AXS will consider, among other things, the proposed sub-advisor’s experience, investment philosophy and historical performance. AXS remains ultimately responsible for supervising, monitoring and evaluating the performance of any sub-advisor retained to manage the Acquiring Funds. Within 90 days after hiring any new sub-advisor, the Acquiring Fund’s shareholders will receive information about any new sub-advisory relationships.

Use of the “manager of managers” structure does not diminish AXS’ responsibilities to the Acquiring Funds under the AXS Advisory Agreement. AXS has overall responsibility, subject to oversight by the IMST II Board, to oversee the sub-advisors and recommend their hiring, termination and replacement. Specifically, AXS will, subject to the review and approval of the IMST II Board: (a) set the Acquiring Funds’ overall investment strategies; (b) evaluate, select and recommend sub-advisors to manage all or a portion of an Acquiring Fund’s assets; and (c) implement procedures reasonably designed to ensure that each sub-advisor complies with the Acquiring Funds’ investment goals, policies and restrictions. Subject to the review by the IMST II Board, AXS will: (a) when appropriate, allocate and reallocate the Acquiring Funds’ assets among multiple sub-advisors; and (b) monitor and evaluate the performance of the sub-advisors. Replacement of AXS or the imposition of material changes to the AXS Advisory Agreement would continue to require prior shareholder approval.

4.       Investment Advisors, Sub-Advisor and Portfolio Manager

Investment Advisors and Sub-Advisor

Tuttle Capital Management, LLC, a Delaware limited liability company, located at 500 West Putnam Avenue, Suite 400, Greenwich, Connecticut 06830, is the investment advisor to the Target Funds. Tuttle Capital provides investment services to the Target Funds, subject to the supervision and direction of the Board of Trustees of the Trust. Matthew Tuttle is the sole member and controls the advisor and acts as its President and Chief Investment Officer. Matthew Tuttle is currently a dual employee of Tuttle Capital and AXS.

The names and principal occupations of each principal executive officer and director of Tuttle Capital located at 500 West Putnam Avenue, Suite 400, Greenwich, Connecticut 06830, are listed below:

Name	Principal Occupation/Title
Matthew Tuttle	Chief Executive Officer and Chief Investment Officer
Manoj Pombra	Chief Compliance Officer

AXS Investments LLC, 181 Westchester Avenue, Suite 402, Port Chester New York 10573, is the investment advisor to the Acquiring Funds. AXS furnishes investment management services to the Acquiring Funds, subject to the supervision and direction of the Board of Trustees of IMST II. AXS is wholly owned by AXS

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Holdings LLC. AXS Holdings LLC is ultimately controlled by Gregory Bassuk. AXS is registered with the SEC as an investment advisor under the Investment Advisers Act of 1940, as amended.

AXS makes recommendations with respect to the selection and continued employment of any sub-advisor engaged to manage an Acquiring Fund’s assets. AXS performs diligence on and monitors the sub-advisor’s investment performance and oversees the investments made by the sub-advisor. AXS also continuously monitors the sub-advisor’s compliance with the Acquiring Fund’s investment objectives, policies and restrictions.

The names and principal occupations of each principal executive officer and director of AXS, located at 181 Westchester Avenue, Suite 402, Port Chester New York 10573, are listed below:

Name	Principal Occupation/Title
Russell Tencer	Chief Operating Officer and Chief Compliance Officer
Gregory Bassuk	Chief Executive Officer

None of AXS’ principal officers and directors has any position with the Target Funds or the Acquiring Funds.

Revere Wealth Management, LLC, located at 650 Fifth Avenue, 35th Floor, New York, New York 10019, serves as sub-advisor to the Revere Sector Opportunity ETF and provides asset allocation recommendations to the Target Fund’s advisor.

Portfolio Managers

Matthew Tuttle, Chief Executive Officer and Chief Investment Officer of Tuttle Capital and Managing Director of AXS, is the portfolio manager for The SPAC and New Issue ETF, The De-SPAC ETF, The Short De-SPAC ETF, FOMO ETF and Tuttle Capital Short Innovation ETF. Matthew Tuttle founded Tuttle Capital in 2012. Mr. Tuttle is currently a dual employee of Tuttle Capital and AXS and he will serve as a portfolio manager for the AXS SPAC and New Issue ETF, AXS De-SPAC ETF, AXS Short De-SPAC ETF, AXS FOMO ETF and AXS Short Innovation ETF as an employee of AXS following the Reorganizations of the corresponding Target Funds.

Parker Binion, Portfolio Manager of AXS, will serve as portfolio manager of the AXS SPAC and New Issue ETF, AXS De-SPAC ETF, AXS Short De-SPAC ETF, AXS FOMO ETF and AXS Short Innovation ETF following the Reorganizations of the corresponding Target Funds. Prior to joining AXS in 2021, Mr. Binion was a portfolio manager of Kerns Capital Management, Inc. since September 2014, and was responsible for managing the firm’s separately managed account strategies and hedging/net exposure strategies.

Scott Fullman of Revere Wealth Management, LLC serves as the portfolio manager of the AXS Revere Sector Opportunity Fund. Mr. Fullman joined the Sub-Advisor in [ ] and has over [ ] years of experience in portfolio management. Mr. Fullman will serve as the portfolio manager for the AXS Revere Sector Opportunity Fund following the Reorganization of the corresponding Target Fund.

The Target Funds’ SAI provides additional information about each portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Target Funds.

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F.	Key Information about the Reorganizations

The following is a summary of key information concerning the Reorganizations. Keep in mind that more detailed information appears in each Plan, the form of which is attached to this Prospectus/Proxy Statement as Appendix A.

1.       General

The Board has unanimously approved, and the shareholders of each Target Fund are being asked to approve, the Plan by and between the Trust, on behalf of the applicable Target Fund, and IMST II, on behalf of the corresponding Acquiring Fund, and the transactions it contemplates, including the reorganization of the Target Fund into the corresponding Acquiring Fund in exchange for shares of the Acquiring Fund. The Board of Trustees of each Target Fund has determined that the proposed Reorganization is in the best interests of each Target Fund and that the interests of each Target Fund’s existing shareholders will not be diluted as a result of the transactions contemplated by the Reorganization.

The affirmative vote of a majority of the outstanding voting securities of a Target Fund is required to approve the Plan, with respect to that Target Fund. The “vote of a majority of the outstanding voting securities” is defined in the 1940 Act as the vote of the lesser of (i) 67% or more of the shares of the fund present at the Meeting, if the holders of more than 50% of such outstanding shares are present in person or represented by proxy; or (ii) more than 50% of such outstanding shares of the fund. Abstentions and broker non-votes will have the same effect as a vote against the approval of the Plan and the Reorganization it contemplates.

A copy of the form of the Plan is attached hereto as Exhibit A for your reference.

2.       Terms of the Reorganization

Each Plan provides for the reorganization of the relevant Target Fund into the corresponding Acquiring Fund, pursuant to which the Target Fund would (i) transfer all of its assets to the Acquiring Fund in exchange solely for newly issued shares of the Acquiring Fund and the Acquiring Fund’s assumption of all of the liabilities of the Target Fund and (ii) immediately distribute such newly issued shares of the Acquiring Fund to the Target Fund shareholders. As a result, all of the assets of the Target Fund will be transferred to the Acquiring Fund and the Acquiring Fund will assume all of the liabilities of the Target Fund. Shareholders of the Target Fund will receive a number of Acquiring Fund shares equal in value to the aggregate net asset value of the Target Fund shares held as of the Valuation Time. In the event that shareholders of a Target Fund do not approve the Reorganization of the Target Fund, the Target Fund will continue as a series of the Trust and the Board will consider potential courses of action at that time.

The newly issued Acquiring Fund shares in each Reorganization will be distributed (either directly or through an agent) to the corresponding Target Fund’s shareholders upon the exchange of their Target Fund shares by opening shareholder accounts on the share ledger records of the Acquiring Fund in the names of and in the amounts due to the shareholders of the Target Fund based on their respective holdings in the Target Fund as of the Valuation Time. Ownership of an Acquiring Fund’s shares will be shown on the books of the Acquiring Fund’s transfer agent, and the Acquiring Fund will not issue certificates representing the Acquiring Fund shares in connection with the reorganization, except for any global share certificate or certificates required by a securities depository in connection with the establishment of book-entry ownership of the Acquiring Fund shares.

The direct expenses incurred in connection with each Reorganization (whether or not the Reorganization is consummated) will be borne by AXS, UMB Fund Services, Inc. (“UMBFS”) and Mutual Fund Administration, LLC (“MFAC”). Direct Reorganization related expenses include, without limitation: (a) expenses associated

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with the preparation and filing of this Proxy Statement/Prospectus and related proxy materials; (b) postage; (c) printing; (d) accounting fees; (e) audit and legal fees, including fees of the counsel to the Trust, counsel to the Independent Trustees of the Trust, counsel to IMST II, and counsel to the Independent Trustees of the IMST II; (f) solicitation costs; (g) service provider conversion fees; and (g) any costs associated with meetings of each Fund’s Board of Trustees relating to the transactions contemplated herein. It is estimated that the amount of direct expenses to be incurred by AXS, UMBFS and MFAC will be approximately $[   ].

The Plan with respect to a Reorganization may be terminated and the Reorganization contemplated thereby abandoned due to (i) mutual agreement of IMST II, on behalf of the applicable Acquiring Fund, and the Trust, on behalf of the corresponding Target Fund; (ii) a breach by the non-terminating party of any representation, or warranty, or agreement to be performed at or before the closing of the reorganization, if not cured within 30 days of the breach or, in the sole discretion of the non-breaching party’s Board of Trustees, prior to the closing; (iii) a condition precedent to the obligations of the terminating party that has not been met or waived and it reasonably appears that it will not or cannot be met; or (iv) a determination by the Board of Trustees of either the Target Fund or the Acquiring Fund that the consummation of the transactions contemplated in the Plan is not in the best interests of its respective Fund involved in the transactions contemplated by the Plan. Each Plan will also be terminated and the Reorganization contemplated thereby abandoned if the opinion that the Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code for federal income tax purposes is not delivered. The delivery of this opinion cannot be waived.

If the Proposal to approve a Reorganization as presented in this Proxy Statement/Prospectus is approved at the Meeting, the Reorganization is expected to be completed shortly after the Meeting.

3.       Background and Trustees’ Considerations Relating to the Proposed Reorganization

The Board considered the Reorganizations at a meeting held on February 16, 2022. Based on the recommendation of Tuttle Capital and the Board’s evaluation of the relevant information prepared by Tuttle Capital and AXS and presented to the Board in advance of the meeting, the Board, including all trustees who are not “interested persons” of the Trust, determined that each Reorganization is in the best interests of the respective Target Fund and its shareholders and that the interests of existing Target Fund shareholders will not be diluted as a result of the Reorganization. The Board approved each Reorganization and the corresponding Plan subject to shareholder approval.

In approving the Reorganizations, the Board was informed that, as a natural consequence of the Transaction, AXS wished to reorganize the Target Fund into the AXS family of funds. The Board understood that, in connection with the Reorganizations, AXS would serve as an investment advisor for the Acquiring Funds. The Board also understood that each Acquiring Fund’s investment objective and principal strategies would be the same as the corresponding Target Fund’s and the policies and risks would be substantially similar to those of the Target Fund. The Board also understood that for those Target Funds with expense limitation agreements currently in place, AXS had agreed to enter into an expense limitation agreement with the corresponding Acquiring Fund that would cap the Acquiring Fund’s total annual operating expenses at the same rates as the Target Fund’s current expenses for a period of two years from the date of the Reorganization.

The Board considered the following factors, among others, in its evaluation of the Reorganization of each Target Fund into the corresponding Acquiring Fund:

The Terms and Conditions of the Reorganization. The Board considered the terms of the Plan, noting that the transfer of the assets of the Target Fund will be in exchange for shares of the Acquiring Fund and the Acquiring Fund’s assumption of all liabilities of the Target Fund. The Board also took note of the fact that no commission or other transaction fees would be imposed on the Target Fund’s shareholders in connection with the Reorganization. In addition, the Board noted that pursuant to the Plan, each Target Fund shareholder’s account will be credited with a number of Acquiring Fund shares equal to the value of the Target Fund shares that each

43

shareholder holds immediately prior to the Reorganization and that the aggregate net asset value of Acquiring Fund shares to be credited to each Target Fund shareholder’s account will equal the aggregate net asset value of Target Fund shares that each shareholder holds immediately prior to the Reorganization. As a result, the Board noted that the interests of the Target Fund shareholders would not be diluted as a result of the Reorganization. The Board also noted that the Reorganization would be submitted to the Target Fund’s shareholders for approval.

Investment Objective and Investment Strategies. The Board considered that the investment objective and strategies of each Acquiring Fund are the same as that of the corresponding Target Fund. The Board concluded that the Reorganizations would allow for continuity of the Target Funds shareholders’ investment expectations.

Relative Expense Ratios. The Board reviewed information regarding comparative expense ratios (current and pro forma expense ratios are set forth in “Comparison of the Fees and Expenses” section above), which indicated that each Acquiring Fund’s estimated total annual fund operating expense ratio before waivers is expected to be the same as or lower than the corresponding Target Fund’s total annual fund operating expense ratio before waivers. The Board also noted that AXS had agreed to enter into an expense limitation agreement with the Acquiring Funds that would cap each Acquiring Fund’s total annual operating expenses at the same rate as the corresponding Target Fund’s current expenses for a period of two years from the date of the Reorganization and therefore, the Target Fund’s shareholders should not experience an increase in the cost of their investment as a result of the Reorganization. With respect to the AXS Short Innovation ETF, the Board noted that AXS agreed to cap the management fee of the AXS Short Innovation ETF to 0.65% of the Fund average daily nets assets for a period of two years from the date of the Reorganization.

The Experience and Expertise of the Acquiring Fund’s Advisor and Sub-Advisor. The Board considered that AXS is an investment advisor managing multiple funds with approximately $639 million in assets under management as of December 31, 2021, and that its key personnel have significant experience providing investment advisory services to ETFs and mutual funds. The Board also considered that the employees of Tuttle Capital, the investment advisor to the Target Funds, will become employees of AXS and continue to provide advisory services to the Acquiring Funds. The Board also considered that Revere, the current investment sub-advisor to the Revere Sector Opportunity Fund would continue as sub-advisor to the corresponding Acquiring Fund following the Reorganization of the Revere Sector Opportunity Fund.

Acquiring Fund Service Providers. The Board considered that the service providers that execute distribution, administration, accounting, custody, and transfer agency functions for the Target Funds are different than the service providers that provide such services to the Acquiring Funds, but are each firms with a long history of providing services to a large number of mutual funds and ETFs.

Expenses Relating to Reorganization. The Board considered that the Target Fund shareholders will not incur any expenses in connection with the Reorganization. All expenses relating to the proposed Reorganization will be borne by AXS, UMB Fund Services, Inc. and Mutual Fund Administration, LLC, or any of their respective affiliates, including expenses related to the Meeting and solicitation of proxies, preparing and filing the registration statement that includes this Proxy Statement, and the cost of copying, printing, and mailing proxy materials.

Federal Income Tax Consequences. The Board considered that the Reorganization is expected to constitute a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code for federal income tax purposes and that shareholders of the Target Funds are not expected to recognize any gain or loss upon receipt of the Acquiring Funds shares in the Reorganization.

Benefits to AXS and Tuttle Capital. The Board understood that, if the Reorganization is completed, AXS could benefit by consolidating the Target Fund into and making it part of the AXS family of funds. The Reorganization might make it easier to market and grow the Acquiring Funds under the AXS family of funds

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and might lead to cost savings for AXS. The Board also understood that Tuttle Capital would receive compensation from AXS in connection with the Transaction, that the Target Funds might also benefit from the Reorganization by becoming part of a larger family of funds under the AXS brand with access to the support and resources of AXS.

Other Alternatives. The Board considered the alternatives to reorganizing the Target Funds including the Target Funds remaining in the Trust or possibly liquidating.

Based on the foregoing, the Board determined that each Reorganization of a Target Fund into the corresponding Acquiring Fund as recommended by Tuttle Capital is in the best interests of the applicable Target Fund and its shareholders and that the interest of existing Target Fund shareholders will not be diluted as a result of the Reorganization. The Board approved each Reorganization, subject to approval by shareholders of the respective Target Fund and the solicitation of the shareholders of the Target Fund to vote “FOR” the approval of the Plan. The Board understood that if a Target Fund’s shareholders do not approve the Reorganization of such Target Fund, then such Target Fund will remain a series of the Trust and Tuttle Capital will continue to serve as the investment advisor to the Target Fund. These determinations were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

The Board, including the Independent Trustees, unanimously recommends that shareholders of each Target Fund approve the Plan and the Reorganization.

4.       Federal Income Tax Consequences

For each year of its existence, each Acquired Fund has had in effect an election to be, and the Trust believes the Acquired Fund has qualified for treatment as, a “regulated investment company” under the Code. Accordingly, the Trust believes each Acquired Fund has been, and will continue through the closing of the applicable Reorganization to be, generally relieved of any federal income tax liability on its taxable income and gains it distributes to shareholders in accordance with Subchapter M of the Code.

As a condition to the closing of each Reorganization, the Trust and IMST II will receive, on behalf of the applicable Target Fund and the corresponding Acquiring Fund, respectively, a tax opinion from Morgan, Lewis & Bockius LLP with respect to that Reorganization substantially to the effect that for federal income tax purposes:

●	The Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and each of the Target Fund and the Acquiring Fund will be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

●	No gain or loss will be recognized by the Target Fund upon the transfer of all its assets to the Acquiring Fund solely in exchange for the Acquiring Fund’s shares and the assumption by the Acquiring Fund of all the liabilities of the Target Fund, or upon the distribution of the Acquiring Fund’s shares to the shareholders of the Target Fund, except for (A) gain or loss that may be recognized on the transfer of “section 1256 contracts” as defined in Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code;
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●

The tax basis in the hands of the Acquiring Fund of each asset transferred from the Target Fund to the Acquiring Fund in the Reorganization will be the same as the tax basis of such asset in the hands of the Target Fund immediately prior to the transfer thereof, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Target Fund on the transfer;

●	The holding period in the hands of the Acquiring Fund of each asset transferred from the Target Fund to the Acquiring Fund in the Reorganization, other than assets with respect to which gain or loss is required to be recognized, will include the Target Fund’s holding period for such asset (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding period with respect to an asset);

●	No gain or loss will be recognized by the Acquiring Fund upon its receipt of all the assets of the Target Fund solely in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of all the liabilities of the Target Fund as part of the Reorganization;

●	No gain or loss will be recognized by the Target Fund shareholders upon the exchange of their Target Fund shares for Acquiring Fund shares as part of the Reorganization;

●	The aggregate tax basis of the shares of the Acquiring Fund that each shareholder of the Target Fund receives in the Reorganization will be the same as the aggregate tax basis of the Fund shares exchanged therefor;

●	Each Target Fund shareholder’s holding period for the Acquiring Fund shares received in the Reorganization will include the Target Fund shareholder’s holding period for the Target Fund shares exchanged therefor, provided that the Target Fund shareholder held such Target Fund shares as capital assets on the date of the exchange; and

●	The taxable year of the Target Fund will not end as a result of the Reorganization.

In rendering the opinion, counsel will rely upon, among other things, certain facts and assumptions and certain representations of the Trust, IMST II, the applicable Target Fund and the corresponding Acquiring Fund. The condition that the parties to each Reorganization receive such an opinion may not be waived.

No tax ruling has been or will be received from the Internal Revenue Service (“IRS”) in connection with any Reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

Although the Trust is not aware of any adverse state income tax consequences, the Trust has not made any investigation as to those consequences for the shareholders. Because each shareholder may have unique tax issues, shareholders should consult their own tax advisors.

By reason of the Reorganization, the Acquiring Funds will succeed to and take into account any capital loss carryforwards of the Target Funds. The Reorganization is not expected to result in limitations on the Acquiring Funds’ ability to use any capital loss carryforwards of the Target Funds. The De-SPAC ETF and The Short De-SPAC ETF had the following short-term and long-term capital loss carryforwards:

Fund	Tax Year Ended	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
The De-SPAC ETF	9/30/2021	$136,320	$0
The Short De-SPAC ETF	9/30/2021	$2,869,431	$0
46

This description of the federal income tax consequences of the Reorganization is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisers as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, non-U.S. and other tax laws.

5.       Comparison of Forms of Organization and Shareholder Rights

Form of Organization. The Trust and IMST II are each Delaware statutory trusts governed by their respective Agreement and Declaration of Trust, By-Laws and Board of Trustees. The operations of the Trust and IMST II are also governed by applicable state and federal law. As a result, there are no material differences between the rights of shareholders under the governing state laws of the Trust and IMST II except differences in rights provided for in the respective governing instruments of these entities, some of which are discussed below.

Shares. The Trust and IMST II are each authorized to issue an unlimited number of shares of beneficial interest and shareholders have no preemptive rights.

Shareholder Voting Rights, Quorum, Required Vote and Action by Written Consent. Pursuant to the Trust Declaration of Trust, shareholders of the Trust have the power to vote only for the following (each to the extent and as provided for in the Declaration of Trust): (a) the election of Trustees, including the filling of any vacancies in the Board of Trustees; (b) with respect to such additional matters relating to the Trust as may be required by the Declaration of Trust, the By-Laws, the 1940 Act or any registration statement of the Trust filed with the SEC; and (c) such other matters as the Board of Trustees may consider necessary or desirable.

Except when a larger quorum is required by applicable law, the Trust Declaration of Trust or the By-Laws, thirty-three and one-third percent (33-1/3%) of the shares present in person or represented by proxy and entitled to vote at a shareholder meeting shall constitute a quorum at such meeting. When a separate vote by one or more series or classes is required, thirty-three and one-third percent (33-1/3%) of the shares of each such series or class present in person or represented by proxy and entitled to vote shall constitute a quorum at a shareholder meeting of such series or class. Any lesser number shall be sufficient for adjournments.

The shareholder of record of each share shall be entitled to one vote for each full share, and a fractional vote for each fractional share.  Shareholders shall not be entitled to cumulative voting in the election of Trustees or on any other matter. Shareholders may take any action as to the Trust or any series or class without a meeting and without prior notice if a consent in writing setting forth the action so taken is signed by the holders of shares having not less than the minimum number of votes that would be necessary to authorize or take that action at a meeting at which all shares entitled to vote on that action were present and voted.

Pursuant to the IMST II Declaration of Trust, shareholders have the power to vote only for the following (each to the extent and as provided by the IMST II Declaration of Trust): (i) for the election and removal of Trustees, (ii) with respect to the approval of termination in accordance with the 1940 Act of any contract with any one or more corporations, trusts, associations, partnerships, limited partnerships, limited liability companies or other organizations or individuals who provide services for or on behalf of IMST II and its series, including investment advisory services, as to which shareholder approval is required by the 1940 Act, (iii) with respect to any reorganization of IMST II or any series; (iv) with respect to any amendment of the IMST II Declaration of Trust; (v) to the same extent as the stockholders of a Delaware business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of IMST II or any series, or the shareholders of any of them, and (vi) with respect to such additional matters relating to IMST II as may be required by the 1940 Act, the IMST II Declaration of Trust, IMST II’s by-laws or any registration of IMST II with the SEC or any State, or as the Trustees may consider necessary or desirable.

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The presence in person or by proxy of one-third of the holder of shares of IMST II entitled to vote shall be a quorum for the transaction of business at a shareholder meeting. Any lesser number shall be sufficient for adjournments. A majority shareholder vote at a meeting at which a quorum is present shall decide any question, except when a different vote is required or permitted by any provision of the 1940 Act or other applicable law or by the IMST II Declaration of Trust or IMST II’s By-Laws, or when the Trustees shall in their discretion require a larger vote or the vote of a majority or larger fraction of the shares of one or more particular series. On each matter submitted to a vote of shareholders of the Acquiring Fund, each shareholder is entitled to one vote for each whole share and each fractional share is entitled to a fractional vote. There is no cumulative voting in the election or removal of Trustees. Subject to the provisions of the 1940 Act and other applicable law, any action taken by shareholders may be taken without a meeting if a majority of shareholders entitled to vote on the matter (or such larger proportion thereof or of the shares of any particular series as shall be required by the 1940 Act or by any express provision of the IMST II Declaration of Trust or the IMST II by-laws or as shall be permitted by the IMST II Trustees) consent to the action in writing and if the writings in which such consent is given are filed with the records of the meetings of shareholders.

Shareholder Meetings. Neither the Target Fund nor the Acquiring Fund is required to hold annual shareholders’ meetings under the Delaware Statutory Trust Act or its respective governing instruments unless required by applicable federal law.

Shareholder Liability. Both the Trust and IMST II’s governing instruments disclaim shareholder liability for the debts, liabilities, obligations and expenses of the Trust or IMST II or any of their respective series and provide indemnification for all losses and expenses of any shareholder held liable for the obligations of the Target Fund and Acquiring Fund, respectively. Shareholders of the Trust and IMST II have the same limitation of personal liability as is extended to shareholders of a Delaware for-profit corporation.

Trustee Liability. Both the Trust and IMST II indemnify trustees against all liabilities and expenses incurred by reason of being a trustee to the fullest extent permitted by law, except that the Trust and IMST II do not provide indemnification for liabilities due to a trustee’s bad faith, willful misfeasance, gross negligence or reckless disregard of such trustee’s duties.

Amendments to Declaration of Trust. The Trust Board may amend the Declaration of Trust at any time by an instrument in writing signed by a majority of the Board of Trustees and, if required, by approval of such amendment by shareholders. The IMST II Board may amend the IMST II Declaration of Trust by an instrument signed by a majority of the IMST II Board so long as such amendment does not adversely affect the rights of any shareholder with respect to which such amendment is or purports to be applicable and so long as such amendment is not in contravention of applicable law, including the 1940 Act.

The foregoing is a very general summary of certain provisions of the governing instruments and by-laws of the Trust and IMST II. It is qualified in its entirety by reference to the respective governing instruments and by-laws.

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6.       Description of the Shares

The shares of the Target Funds and the Acquiring Funds have similar voting rights and the same rights with respect to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up of the affairs of their respective Fund.  Each share of the Fund is entitled to one vote on all matters as to which shares are entitled to vote. In addition, each share of the Fund is entitled to participate equally with other shares (i) in dividends and distributions declared by such Fund and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of the Fund are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

Fund	Authorized Shares	Shares Outstanding(1)	Par Value Per Share	Preemptive, Appraisal or Exchange Rights	Rights to Cumulative Voting	Exchange on which the Shares are Listed
The SPAC and New Issue ETF	Unlimited	[ ]	[ ]	None	None	Nasdaq Stock Market LLC
AXS SPAC and New Issue ETF	Unlimited	0	$0.01	None	None	Nasdaq Stock Market LLC

(1)	As of [ ], 2022.

Fund	Authorized Shares	Shares Outstanding(1)	Par Value Per Share	Preemptive, Appraisal or Exchange Rights	Rights to Cumulative Voting	Exchange on which the Shares are Listed
The De-SPAC ETF	Unlimited	[ ]	[ ]	None	None	Nasdaq Stock Market LLC
AXS De-SPAC ETF	Unlimited	0	$0.01	None	None	Nasdaq Stock Market LLC

(1)	As of [ ], 2022.

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Fund	Authorized Shares	Shares Outstanding(1)	Par Value Per Share	Preemptive, Appraisal or Exchange Rights	Rights to Cumulative Voting	Exchange on which the Shares are Listed
The Short De-SPAC ETF	Unlimited	[ ]	[ ]	None	None	Nasdaq Stock Market LLC
AXS Short De-SPAC ETF	Unlimited	0	$0.01	None	None	Nasdaq Stock Market LLC

(1)	As of [ ], 2022.

Fund	Authorized Shares	Shares Outstanding(1)	Par Value Per Share	Preemptive, Appraisal or Exchange Rights	Rights to Cumulative Voting	Exchange on which the Shares are Listed
FOMO ETF	Unlimited	[ ]	[ ]	None	None	CBOE BZX Exchange, Inc.]
AXS FOMO ETF	Unlimited	0	$0.01	None	None	CBOE BZX Exchange, Inc.]

(1)	As of [ ], 2022.

Fund	Authorized Shares	Shares Outstanding(1)	Par Value Per Share	Preemptive, Appraisal or Exchange Rights	Rights to Cumulative Voting	Exchange on which the Shares are Listed
Revere Sector Opportunity ETF	Unlimited	[ ]	[ ]	None	None	NYSE Arca, Inc.
AXS Revere Sector Opportunity ETF	Unlimited	0	$0.01	None	None	NYSE Arca, Inc.

(1)	As of [ ], 2022.
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Fund	Authorized Shares	Shares Outstanding(1)	Par Value Per Share	Preemptive, Appraisal or Exchange Rights	Rights to Cumulative Voting	Exchange on which the Shares are Listed
Tuttle Capital Short Innovation ETF	Unlimited	[ ]	[ ]	None	None	Nasdaq Stock Market LLC
Tuttle Capital Short Innovation ETF	Unlimited	0	$0.01	None	None	Nasdaq Stock Market LLC

(1)	As of [ ], 2022.

7.       Fiscal Year End

The fiscal year end for each Target Fund and each Acquiring Fund is set forth below:

Target Fund	Target Fund Fiscal Year End	Acquiring Fund	Acquiring Fund Fiscal Year End
The SPAC and New Issue ETF	9/30	AXS SPAC and New Issue ETF	9/30
The De-SPAC ETF	9/30	AXS De-SPAC ETF	9/30
The Short De-SPAC ETF	9/30	AXS Short De-SPAC ETF	9/30
FOMO ETF	3/31	AXS FOMO ETF	3/31
Revere Sector Opportunity ETF	3/31	AXS Revere Sector Opportunity ETF	3/31
Tuttle Capital Short Innovation ETF	9/30	AXS Capital Short Innovation ETF	9/30

8.       Legal Proceedings

There are no material pending legal proceedings against the Funds, Tuttle Capital or AXS.

9.       Capitalization

The following table sets forth the unaudited capitalization of each Target Fund as of [   ], 2022, and the pro forma capitalization of each Acquiring Fund as if the Reorganization had occurred on such date. The following is for informational purposes only. No assurance can be given as to how many shares of the Acquiring Fund will be received by the shareholders of the Target Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received on or after such date.

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	The SPAC and New Issue ETF	AXS SPAC and New Issue ETF	Pro Forma AXS SPAC and New Issue ETF
Net Assets
Shares Outstanding
Net Asset Value per Share

	The De-SPAC ETF	AXS De-SPAC ETF	Pro Forma AXS De-SPAC ETF
Net Assets
Shares Outstanding
Net Asset Value per Share

	The Short De- SPAC ETF	AXS Short De- SPAC ETF	Pro Forma AXS Short De-SPAC ETF
Net Assets
Shares Outstanding
Net Asset Value per Share

	FOMO ETF	AXS FOMO ETF	Pro Forma AXS FOMO ETF
Net Assets
Shares Outstanding
Net Asset Value per Share
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	Revere Sector Opportunity ETF	AXS Revere Sector Opportunity ETF	Pro Forma AXS Revere Sector Opportunity ETF
Net Assets
Shares Outstanding
Net Asset Value per Share

	Tuttle Capital Short Innovation ETF	AXS Short Innovation ETF	Pro Forma AXS Short Innovation ETF
Net Assets
Shares Outstanding
Net Asset Value per Share

10.       Section 15(f) of the 1940 Act

Section 15(f) of the 1940 Act provides a non-exclusive safe harbor for an investment advisor or any affiliated persons thereof to receive any amount or benefit in connection with a sale of securities of, or any other interest in, such advisor which results in an assignment of an investment advisory contract with an investment company as long as two conditions are met.

●	First, no “unfair burden” may be imposed on the investment company as a result of the transaction, or any express or implied terms, conditions or understandings applicable thereto. As defined in the 1940 Act, the term “unfair burden” includes any arrangement during the two-year period after the date on which such transaction occurs whereby the investment advisor (or predecessor or successor advisor) or any interested person of any such advisor receives or is entitled to receive any compensation, directly or indirectly, from the investment company or its security holders (other than fees for bona fide investment advisory or other services), or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company (other than bona fide ordinary compensation as principal underwriter of the investment company). Tuttle Capital and AXS are not aware of any circumstances relating to the Reorganization that might result in the imposition of such an “unfair burden” on the Target Funds.

●	Second, during the three-year period immediately following the transaction, at least 75% of an investment company’s board of directors must not be “interested persons” of the investment advisor or the predecessor investment advisor within the meaning of the 1940 Act. The IMST II Board will satisfy this condition at the time of the Reorganization.
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G.        Additional Information about the Funds

1.	Past Performance of the Target Funds

If the Reorganizations are approved by the shareholders of the Target Funds, it is anticipated that each Acquiring Fund will adopt the performance history and the financial statements of the corresponding Target Fund at the closing of the Reorganizations.

Past Performance – The SPAC and New Issue ETF/AXS SPAC and New Issue ETF

If the Reorganization is approved, the AXS SPAC and New Issue ETF will assume the performance history of The SPAC and New Issue ETF.  The bar chart and table below provide some indication of the risks of investing in The SPAC and New Issue ETF by showing you how the performance of The SPAC and New Issue ETF has varied from year to year and by showing how The SPAC and New Issue ETF’s average annual total returns based on net asset value compared to those of the Index IQ Merger Arbitrage. The SPAC and New Issue ETF’s past performance (before and after taxes) is not necessarily an indication of how The SPAC and New Issue ETF or the AXS SPAC and New Issue ETF will perform in the future.

Updated performance information for The SPAC and New Issue ETF is available at no cost by calling (866) 904-0406 and is also available at www.spcxetf.com. Performance information for the AXS SPAC and New Issue ETF will be available at no cost by calling [         ] and will also available at www.axsinvestments.com.

Calendar-Year Total Return (before taxes) for The SPAC and New Issue ETF

For each calendar year at NAV

The SPAC and New Issue ETF’s highest quarterly return was 10.63% (quarter ended 3/31/2021) and The SPAC and New Issue ETF’s lowest quarterly return was -1.55% (quarter ended 9/30/2021).

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact

54

of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume a shareholder sold their shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from The SPAC and New Issue ETF returns, or taxes.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2021

THE SPAC AND NEW ISSUE ETF	1 Year	Since Inception (12/15/2020)
Return Before Taxes	10.08%	13.02%
Return After Taxes on Distributions	9.52%	12.47%
Return After Taxes on Distributions and Sale of Fund Shares	5.97%	9.70%
Index IQ Merger Arbitrage[1] (reflects no deduction for fees, expenses or taxes)	-0.11%	-1.92%

1 The IQ Merger Arbitrage Index seeks to achieve capital appreciation by investing in global companies for which there has been a public announcement of a takeover by an acquirer. This differentiated approach is based on a passive strategy of owning certain announced takeover targets with the goal of generating returns that are representative of global merger arbitrage activity. The Index also includes short exposure to global equities as a partial equity market hedge. An investor cannot invest directly in the index.

A shareholder’s own actual after-tax returns will depend on their specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold The SPAC and New Issue ETF shares in tax-deferred accounts such as individual retirement accounts (“IRAs”) or employee-sponsored retirement plans.

Past Performance – The De-SPAC ETF, The Short De-SPAC ETF, FOMO ETF, Revere Sector Opportunity ETF and Tuttle Capital Short Innovation ETF

The De-SPAC ETF, The Short De-SPAC ETF, FOMO ETF, Revere Sector Opportunity ETF and Tuttle Capital Short Innovation ETF each have less than a full calendar year of investment operations; therefore, no performance information is presented for those Target Funds. Updated performance information is available by calling (866) 904-0406 and is also available at www.DESPACetfs.com (with respect to The De-SPAC ETF and The Short De-SPAC ETF), www.fomoetf.com (with respect to the FOMO ETF), www.rspyetf.com with respect to the Revere Sector Opportunity ETF) and www.SARKetf.com (with respect to the Tuttle Capital Short Innovation ETF.

No performance information is included for the Acquiring Funds as the Acquiring Funds have not yet commenced investment operations. Performance information for the Acquiring Funds will be available at no cost by calling [      ] and will also available at www.axsinvestments.com.

2.        Distributions and Dividend Reinvestment Plan.

Each Target Fund and each Acquiring Fund distribute their net investment income annually and their net realized capital gains at least annually, if any. The Acquiring Funds have not established a dividend reinvestment plan, but dividends may be reinvested automatically in additional Acquiring Fund shares if the broker through whom you hold such shares makes this option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to brokerage commissions charged by the broker.

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3.        Trustees of the Trust and IMST II, Fund Service Providers and Auditors

The Trust and IMST II are operated by their respective board of trustees and officers appointed by each board. The Reorganization will, therefore, result in a change in the board of trustees.

Trustees of the Trust

The Board has six Trustees, four of whom are considered “independent trustees,” as that term is defined under the 1940 Act, of the Trust. The following individuals comprise the Board: Brandon E. Lacoff, Esq. (interested trustee), Gregory Skidmore (interested trustee), Dean Drulias Esq., Shawn Orser, Frederick Stoleru and Ronald Young Jr.

Trustees of IMST II

The IMST II Board has six trustees, four of whom are considered “independent trustees” of IMST II. The following individuals comprise the IMST II Board: Thomas Knipper, Kathleen K. Shkuda, Larry D. Tashjian, John P. Zader, Eric M. Banhazl (interested Trustee) and Terrance Gallagher (interested trustee).

Fund Service Providers

The Funds’ arrangements for custody, administration, accounting, and distribution services are provided to the Trust and IMST II by the following:

Service Provider	Trust	IMST II
Administrator	Citi Fund Services Ohio, Inc.	UMB Fund Services, Inc. Mutual Fund Administration, LLC (each a co-administrator)
Accounting Agent	Citi Fund Services Ohio, Inc.	Brown Brothers Harriman & Co.
Transfer Agent	Citi Fund Services Ohio, Inc.	Brown Brothers Harriman & Co.
Custodian	Citibank, N.A.	Brown Brothers Harriman & Co.
Distributor & Principal Underwriter	Foreside Fund Services	IMST Distributors, LLC (a wholly owned subsidiary of Foreside Fund Services, LLC)

Independent Registered Public Accounting Firm (“Auditors”)

[   ], serves as auditor for the Target Funds.

[   ], serves as auditor for the Acquiring Funds.

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II.        Voting Information

A.        General Information

1.        How to Vote

This Proxy Statement is being provided in connection with the solicitation of proxies by the Board to solicit your vote at a special meeting of shareholders of the Target Funds. The Special Meeting will be held at the offices of [                  ].

You may vote in one of the following ways:

●	complete and sign the enclosed proxy card and mail it to us in the prepaid return envelope (if mailed in the United States);
●	call the toll-free number listed on the proxy card to reach an automated touchtone voting line; or
●	call the toll-free number on the proxy card to speak with a live operator Monday through Friday 9:00 a.m. to 10:00 p.m. Eastern time.

You may revoke a proxy once it is given. If you desire to revoke a proxy, you must submit a subsequent later dated proxy or a written notice of revocation to the Target Funds. You may also give written notice of revocation in person at the Special Meeting. All properly executed proxies received in time for the Special Meeting will be voted as specified in the proxy, or, if no specification is made, FOR each proposal.

2.        Quorum

Only shareholders of a Target Fund of record on [          ], 2022 (the “Record Date”) are entitled to receive notice of and to vote at the Special Meeting or at any adjournment thereof with respect to that Target Fund. Each whole share of a Target Fund held as of the Record Date is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. The presence in person or by proxy of shareholders owning thirty-three and one-third percent (33-1/3%) of the outstanding shares of a Target Fund that are entitled to vote will be considered a quorum for the transaction of business with respect to the Target Fund. Any lesser number shall be sufficient for adjournments.

3.        Vote Required

Approval of the proposal with respect to a Target Fund will require the affirmative vote of a majority of the outstanding shares of the Target Fund entitled to vote at the Special Meeting. For this purpose, the term “vote of a majority of the outstanding shares entitled to vote” means the vote of the lesser of (1) 67% or more of the voting securities present at the Special Meeting, if more than 50% of the outstanding voting securities of the Target Fund are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Target Fund.

The Reorganization of each Target Fund into the corresponding Acquiring Fund is not conditioned upon receipt of shareholder approval of the Reorganization relating to all of the other Target Funds. Accordingly, if, for example, shareholders of four Target Funds approve the Reorganization of those Target Funds, but shareholders of the remaining two Target Funds do not approve such Target Funds’ Reorganizations, the Reorganizations of the first four Target Funds will take place as described in this Combined Proxy Statement/Prospectus. If shareholders of any Target Fund fail to approve its Reorganization, such Target Fund will continue as a series of the Trust and the Trust Board may consider what other actions, if any, may be appropriate.

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4.        Adjournments

If a quorum of shareholders of a Target Fund is not present at the Special Meeting, or if a quorum is present but sufficient votes to approve the proposal described in this Proxy Statement are not received, the persons named as proxies may, but are under no obligation to, propose one or more adjournments of the Special Meeting of the Target Fund to permit further solicitation of proxies. Any business that might have been transacted at the Special Meeting with respect to the Target Fund may be transacted at any such adjourned session(s) at which a quorum is present. The Special Meeting with respect to the Target Funds may be adjourned from time to time by a majority of the votes of the Target Funds properly cast upon the question of adjourning the Special Meeting of the Target Funds to another date and time, whether or not a quorum is present, and the Special Meeting of the Target Funds may be held as adjourned without further notice. The persons designated as proxies may use their discretionary authority to vote on questions of adjournment and on any other proposals raised at the Special Meeting to the extent permitted by the SEC’s proxy rules, including proposals for which timely notice was not received, as set forth in the SEC’s proxy rules.

5.        Effect of Abstentions and Broker “Non-Votes”

All proxies voted, including abstentions, will be counted toward establishing a quorum. Because the proposal is expected to “affect substantially” a shareholder’s rights or privileges, a broker may not vote shares if the broker has not received instructions from beneficial owners or persons entitled to vote, even if the broker has discretionary voting power (i.e., the proposal is non-discretionary). Because the proposal is non-discretionary, the Trust does not expect to receive broker non-votes.

Assuming the presence of a quorum, abstentions and broker “non-votes” will have the effect of votes against the proposal. Abstentions will have no effect on the outcome of a vote on adjournment.

B.        Method and Cost of Solicitation

This Proxy Statement is being sent to you in connection with the solicitation of proxies by the Board for use at the Special Meeting. The close of business on [             ], 2022, is the Record Date for determining the shareholders of a Target Fund entitled to receive notice of the Special Meeting and to vote with respect to that Target Fund, and for determining the number of shares that may be voted, with respect to the Special Meeting or any adjournment thereof. The Trust expects that the solicitation of proxies will be primarily by mail and telephone. AXS has retained AST Fund Solutions (“AST”) to provide proxy services, at an anticipated cost of approximately $[       ].

C.        Right to Revoke Proxy

Any shareholder giving a proxy may revoke it before it is exercised at the Special Meeting, either by providing written notice to the Trust, by submission of a later-dated, duly executed proxy or by voting in person at the Special Meeting. A prior proxy can also be revoked by proxy voting again through the toll-free number listed in the enclosed Voting Instructions. If not so revoked, the votes will be cast at the Special Meeting, and any postponements or adjournments thereof. Attendance by a shareholder at the Special Meeting does not, by itself, revoke a proxy.

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D.        Voting Securities and Principal Holders

Shareholders of a Target Fund at the close of business on the Record Date will be entitled to be present and vote on the proposal related to the Target Fund at the Special Meeting. The total number of shares of each Target Fund outstanding, as of [_____], 2022, are set forth below.

The SPAC and New Issue ETF
The De-SPAC ETF
The Short De-SPAC ETF
FOMO ETF
Revere Sector Opportunity ETF
Tuttle Capital Short Innovation ETF

There were no outstanding shares of the Acquiring Funds on the Record Date, as the Acquiring Funds had not yet commenced operations.

Appendix D lists the persons that held of record or beneficially (i) 5% or more of the outstanding class of shares of an Target Fund and (ii) 25% or more of the outstanding shares of an Target Fund. Persons holding more than 25% of the outstanding shares of an Target Fund may be deemed to have “control” (as that term is defined in the 1940 Act) and may be able to affect or determine the outcome of matters presented for a vote of shareholders.

E.         Interest of Certain Persons in the Transaction

AXS may be deemed to have an interest in the Reorganizations because it will become investment advisor to the Acquiring Funds and will receive fees from the Acquiring Funds for its services as investment advisor. Revere may be deemed to have an interest in the Reorganization of the Revere Sector Opportunity ETF because it will become a sub-advisor to the corresponding Acquiring Fund and will receive fees for its services as sub-advisor (which will be paid by AXS).

AXS has entered into an agreement with Tuttle Capital, whereby Tuttle Capital will transfer its investment advisory business relating to the Target Funds to AXS (the “Transaction”). Tuttle Capital will receive payments from AXS, which will be made by AXS from its own resources and not by the Acquiring Funds or their shareholders, after the completion of the Reorganization.

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III.        Miscellaneous Information

A.        Other Business

The Board knows of no other business to be brought before the Special Meeting. If any other matters come before the Special Meeting, the Board intends that proxies that do not contain specific restrictions to the contrary will be voted on those matters in accordance with the judgment of the persons named in the enclosed proxy card.

B.        Next Meeting of Shareholders

Each Target Fund is not required and does not intend to hold annual or other periodic meetings of shareholders except as required by the 1940 Act. By observing this policy, each Target Fund seeks to avoid the expenses customarily incurred in the preparation of proxy material and the holding of shareholder meetings, as well as the related expenditure of staff time. If an Reorganization is not completed, the next meeting of the shareholders of the Target Fund will be held at such time as the Board may determine or at such time as may be legally required. Any shareholder proposal intended to be presented at such meeting must be received by the Trust at its office at a reasonable time before the Trust begins to print and mail its proxy statement, as determined by the Board, to be included in an Target Fund’s proxy statement and form of proxy relating to that meeting, and must satisfy all other legal requirements.

C.        Legal Matters

Certain legal matters concerning the issuance of shares of the Acquiring Funds in connection with the Reorganizations and the federal income tax consequences of the Reorganizations will be passed upon by Morgan, Lewis & Bockius LLP.

D.        Information Filed with the SEC

The Trust and IMST II are subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, file reports and other information, including proxy materials and charter documents, with the SEC. Copies may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov. In addition, copies of these documents may be viewed online or downloaded from the SEC’s website at www.sec.gov.

E.         Supplemental Financial Information

A table showing the fees of each Acquiring Fund and the corresponding Target Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganization, is included in the “Comparison Fee Tables and Examples” section of this Proxy Statement/Prospectus.

The Reorganization of a target Fund will not result in a material change to the Target Fund’s investment portfolio due to the investment restrictions of the corresponding Acquiring Fund. In particular, each security held by the Target Fund is eligible to be held by the corresponding Acquiring Fund. As a result, a schedule of investments for each Target Fund modified to show the effects of the change is not required and is not included.

There are no material differences in accounting policies of the Target Funds as compared to those of the Acquiring Funds.

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APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this _______ day of __________, 2022, by and among Collaborative Investment Series Trust (the “Trust”), a Delaware statutory trust, with its principal place of business at 500 Damonte Ranch Parkway, Building 700, Unit 700, Reno, Nevada, 99521, on behalf of its series [____] ETF (the “Acquired Fund”), Investment Managers Series Trust II (the “IMST Trust”), a Delaware statutory trust, with its principal place of business at 235 West Galena Street, Milwaukee, Wisconsin 53212, on behalf of its series AXS [_____] ETF (the “Acquiring Fund” and, together with the Acquired Fund, the “Funds”) and, solely with respect to Article IX, AXS Investments LLC, with its principal place of business at 181 Westchester Avenue, Suite 402, Port Chester, New York, 10573, UMB Fund Services, Inc. (“UMBFS”) with its principal place of business at 235 West Galena Street, Milwaukee, Wisconsin 53212, and Mutual Fund Administration, LLC (“MFAC”), with its principal place of business at 2220 East Route 66, Suite 226, Glendora, California 91740.

WHEREAS, it is intended that the transactions contemplated by this Agreement constitute a “reorganization” as defined in Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury regulations thereunder. Such transactions will consist of: (i) the transfer of all of the property and assets of the Acquired Fund to the Acquiring Fund in exchange for (A) shares of beneficial interest, par value of $0.01 per share, of shares of the Acquiring Fund (the “Acquiring Fund Shares”) and (B) the assumption by the Acquiring Fund of all liabilities of the Acquired Fund; followed by (ii) the distribution of the Acquiring Fund Shares pro rata to the shareholders of the Acquired Fund in exchange for their shares in the Acquired Fund (the “Acquired Fund Shares”) in liquidation of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement ((i) and (ii) collectively, the “Reorganization”). The parties hereby adopt this Agreement as a “plan of reorganization” within the meaning of Treasury regulations Sections 1.368-2(g) and 1.368-3(a). Notwithstanding anything to the contrary contained herein, the obligations, agreements, representations and warranties with respect to each Fund shall be the obligations, agreements, representations and warranties of that Fund only, and in no event shall any other series of the Trust or any other series of the IMST Trust or the assets of any other series of the Trust or any other series of the IMST Trust be held liable with respect to the breach or other default by an obligated Fund of its obligations, agreements, representations and warranties as set forth herein;

WHEREAS, the Acquired Fund and Acquiring Fund are separate series of the Trust and the IMST Trust, respectively, the Trust and the IMST Trust are open-end, registered management investment companies, and the Acquired Fund owns securities and other investments that are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, each Fund is authorized to issue its shares of beneficial interest;

WHEREAS, the Trustees of the Trust have determined that the Reorganization, with respect to the Acquired Fund, is in the best interests of the Acquired Fund’s shareholders and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization; and

WHEREAS, the Trustees of the IMST Trust have determined that the Reorganization, with respect to the Acquiring Fund, is in the best interests of the Acquiring Fund and, there being no existing shareholders of the Acquiring Fund, that the Reorganization will not result in dilution of the Acquiring Fund’s shareholders’ interests;

NOW, THEREFORE, in consideration of the premises, covenants, and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

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ARTICLE I

TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND
SHARES AND THE ASSUMPTION OF THE ACQUIRED FUND’S LIABILITIES AND
TERMINATION OF THE ACQUIRED FUND

1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to sell, assign, convey, transfer and deliver all of its assets, as set forth in paragraph 1.2, free and clear of all liens and encumbrances, except those liens and encumbrances as to which the Acquiring Fund has received notice, to the Acquiring Fund. In exchange, the Acquiring Fund agrees (a) to issue and deliver to the Acquired Fund the number of Acquiring Fund Shares having an aggregate net asset value (“NAV”) equal to the aggregate NAV of the Acquired Fund Shares, as determined in the manner set forth in paragraphs 2.1 and 2.2; and (b) to assume the liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions comprising the Reorganization shall take place on the date of the Closing provided for in paragraph 3.1 (the “Closing Date”).

1.2 ASSETS TO BE ACQUIRED. The assets of the Acquired Fund to be sold, assigned, transferred and delivered to and acquired by the Acquiring Fund shall consist of all assets and property of every kind and nature, including, without limitation, all cash, securities, goodwill, commodities, interests in futures and dividends or interest receivables, receivables for shares sold and other rights that are owned by the Acquired Fund on the Closing Date, and any prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date (the “Acquired Assets”). For the sake of clarity, the Acquired Assets include, but are not limited to, all rights (including rights to indemnification and contribution) and claims (including, but not limited to, claims for breach of contract, violation of standards of care and claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims or regulator or government established investor recovery fund claims and any and all resulting recoveries, free and clear of all liens, encumbrances and claims whatsoever, except those liens and encumbrances as to which the Acquiring Fund has received notice) of the Acquired Fund against any party with whom the Acquired Fund has contracted for any actions or omissions up to the Closing Date.

[For Acquired Funds that have audited financial statements: The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, For Acquired Funds that do not have audited financial statements: The Acquired Fund has provided the Acquiring Fund with its most recent unaudited financial statements for the period ended [_________],] which contain a list of all of the Acquired Fund’s assets as of the date of such statements. The Acquired Fund hereby represents that, as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities and the payment of normal operating expenses and the payment of dividends, capital gains distributions and redemption proceeds to shareholders. The Acquired Fund reserves the right to sell any of such securities or other investments.

1.3 LIABILITIES TO BE ASSUMED. The Acquired Fund will endeavor, consistent with its obligation to continue to pursue its investment objective and employ its investment strategies in accordance with the terms of its Prospectus, in good faith to discharge all of its known liabilities and obligations to the extent practicable prior to the Closing Date. The Acquiring Fund shall assume all liabilities of the Acquired Fund not discharged prior to the Closing Date, whether known or unknown, contingent, accrued or otherwise (excluding Reorganization Expenses (as defined in Article IX) borne by AXS, UMBFS and MFAC pursuant to Article IX), and investment contracts entered into in accordance with the terms of its Prospectus, including options, futures, forward contracts, and swap agreements (the “Assumed Liabilities”).

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1.4 LIQUIDATION AND DISTRIBUTION. On the Closing Date, the Acquired Fund will distribute, in liquidation, all of the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1, pro rata to its shareholders of record, determined as of the close of business on the Valuation Date (as defined in paragraph 2.1) (the “Acquired Fund Shareholders”). In the Reorganization, each Acquired Fund Shareholder will receive the number of Acquiring Fund Shares that has an aggregate NAV equal to the aggregate NAV of the Acquired Fund Shares held of record by such Acquired Fund Shareholder on the Closing Date. Such liquidation and distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders, representing the respective numbers of Acquiring Fund Shares due such shareholders. All issued and outstanding Acquired Fund Shares will simultaneously be canceled on the books of the Acquired Fund, and the Acquired Fund will thereupon proceed to terminate as set forth in paragraph 1.7 below. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such exchange. Each Acquired Fund Shareholder shall have the right to receive any unpaid dividends or other distributions that were declared by the Acquired Fund before the Effective Time (as defined in paragraph 3.1) with respect to Acquired Fund Shares that are held of record by the Acquired Fund Shareholder at the Effective Time on the Closing Date.

1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent.

1.6 TRANSFER TAXES. Any transfer taxes payable upon the transfer of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be transferred.

1.7 TERMINATION. As soon as practicable on or after the Closing Date, the Acquired Fund shall make all filings and take all other steps as shall be necessary and proper to effect its complete dissolution under Delaware law. After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its dissolution.

ARTICLE II

VALUATION

2.1 VALUATION OF ASSETS. The value of the Acquired Assets to be acquired by the Acquiring Fund hereunder shall be the value of such Acquired Assets computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the Closing Date (such time and date being hereinafter called the “Valuation Date”). The NAV per share of Acquiring Fund Shares shall be computed by Brown Brothers Harriman & Co. (“BBH”), the Acquiring Fund’s accounting agent, in the manner set forth in the IMST Trust’s Amended and Restated Agreement and Declaration of Trust, or By-Laws, the Acquiring Fund’s then-current prospectus and statement of additional information and the procedures adopted by the IMST Trust’s Board of Trustees. The NAV per share of Acquired Fund Shares shall be computed by Citi Fund Services Ohio, Inc. (the “Acquired Fund Accounting Agent”), the Acquired Fund’s accounting agent, in the manner set forth in the Trust’s Agreement and Declaration of Trust, or By-Laws, the Acquired Fund’s then-current prospectus and statement of additional information and the procedures adopted by the Trust’s Board of Trustees.

2.2 VALUATION OF SHARES AND CALCULATION OF NUMBERS OF SHARES. The NAV per share of Acquiring Fund Shares and the NAV per share of Acquired Fund Shares shall, in each case, be computed as of the close of normal trading on the NYSE on the Valuation Date. The number of Acquiring Fund Shares to be issued in the Reorganization in exchange for Acquired Fund Shares shall be determined by BBH by dividing the NAV of the Acquired Fund Shares, as determined in accordance with paragraph 2.1, by the NAV of one Acquiring Fund Share, as determined in accordance with Paragraph 2.1 hereof.

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2.3 DETERMINATION OF VALUE. All computations of value with respect to the Acquired Fund shall be made by the Acquired Fund Accounting Agent, in accordance with its regular practice in pricing the shares and assets of the Acquired Fund, and confirmed by BBH. The IMST Trust and the Trust agree to use commercially reasonable efforts to resolve prior to the Valuation Date any material valuation differences with respect to portfolio securities of the Acquired Fund that will be transferred to the Acquiring Fund.

ARTICLE III

CLOSING AND CLOSING DATE

3.1 CLOSING DATE. Subject to the satisfaction or waiver of the conditions set forth in Articles VI, VII and VIII of this Agreement, the closing (the “Closing”) will be on the Closing Date, which will be on or about [__________________, 2022], or such other date as the parties may agree to in writing. The Closing shall be held as of the close of business at 4:00 p.m. Eastern Time (the “Effective Time”) at the offices of [Collaborative Fund Services, LLC at 500 Damonte Ranch Parkway, Building 700, Unit 700, Reno, Nevada, 99521] or at such other time and/or place as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously immediately at the Effective Time, unless otherwise provided.

3.2 CUSTODIAN’S CERTIFICATE. The portfolio securities and other investments of the Acquired Fund shall be made available by the Acquired Fund to the Acquiring Fund’s custodian for examination no later than five business days preceding the Closing Date. Citibank, N.A. as custodian for the Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund’s portfolio securities, cash, and any other assets shall have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary Taxes (as defined below), including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.

3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable as mutually determined by the parties, the Valuation Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

3.4 TRANSFER AGENT’S CERTIFICATE. The Acquired Fund shall cause Citi Fund Services Ohio, Inc., as its transfer agent, as of the Closing Date to deliver at the Closing to the Secretary of the IMST Trust a certificate of an authorized officer stating the number and percentage ownership of outstanding Acquired Fund Shares owned by each shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause BBH, its transfer agent, to issue and deliver to the Secretary of the Trust a confirmation evidencing the number of Acquiring Fund Shares to be credited on the Closing Date or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.

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ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE ACQUIRED FUND. The Trust and the Acquired Fund represent and warrant to the IMST Trust and the Acquiring Fund as follows:

(a) The Acquired Fund is a separate series of the Trust, a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware. The Trust has the power to own all of its properties and assets and, subject to approval by the Acquired Fund’s shareholders, to perform its obligations under this Agreement.

(b) The Trust is registered as an open-end management investment company, and its registration with the U.S. Securities and Exchange Commission (the “SEC”) as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), is in full force and effect.

(c) The current Prospectus and Statement of Additional Information of the Acquired Fund conform in all material respects to the applicable requirements of the Securities Act of 1933 (the “1933 Act”) and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d) The Acquired Fund is not currently engaged in, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result in, the violation of any material provision of the Agreement and Declaration of Trust of the Trust or its By-Laws, or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which it is bound.

(e) The Acquired Fund Shares are the only outstanding equity interests in the Acquired Fund.

(f) The Acquired Fund has no material contracts or other commitments (other than this Agreement and agreements for the purchase and sale of securities or other permitted investments) that if terminated will result in material liability to the Acquired Fund.

(g) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects the Acquired Fund’s business or its ability to consummate the transactions contemplated herein.

(h) The financial statements of the Acquired Fund for the [fiscal year ended [________]/period ended [________]] are in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of the end of such fiscal year, in all material respects as of that date, and there are no known contingent liabilities of the Acquired Fund as of that date not disclosed in such statements.

(i) Since [the end of the Acquired Fund’s fiscal year ended [________]/[________]], there have been no material adverse changes in the Acquired Fund’s financial condition, assets, liabilities or business

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(other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of material indebtedness, except as otherwise disclosed in writing to and accepted by the Acquiring Fund. For the purposes of this subparagraph (i), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in market value of portfolio securities, or net redemptions shall not constitute a material adverse change.

(j) All Tax (as defined below) returns and reports (including, but not limited to, information returns) that are required to have been filed by the Acquired Fund have been duly and timely filed. All such returns and reports were true, correct and complete in all material respects as of the time of their filing. All Taxes due or properly shown to be due on such returns and reports have been paid, or provision has been made and properly accounted therefor. To the knowledge of the Trust, no such return is currently being audited by any federal, state, local or foreign taxing authority. To the knowledge of the Trust, there are no deficiency assessments (or deficiency assessments proposed in writing) with respect to any Taxes of the Acquired Fund. As used in this Agreement, “Tax” or “Taxes” means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto, and including any obligations to indemnify or otherwise assume or succeed to such a liability of any other person. There are no levies, liens or encumbrances relating to Taxes existing, pending or threatened in writing with respect to the assets of the Acquired Fund (other than liens for Taxes not yet due and payable). The Acquired Fund has not changed its annual accounting period within the 60-month period ending on the Closing Date.

(k) All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, validly issued, fully paid and non-assessable by the Acquired Fund and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Acquired Fund’s transfer agent as provided in paragraph 3.4. The Acquired Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquired Fund Shares, and there are no outstanding securities convertible into any Acquired Fund Shares.

(l) At the Closing Date, the Acquired Fund will have good and valid title to the Acquired Fund’s Acquired Assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such Acquired Assets hereunder. Upon delivery and payment for such Acquired Assets, the Acquiring Fund will acquire good and valid title, subject to no restrictions on the full transfer of such Acquired Assets, including such restrictions as might arise under the 1933 Act, other than as disclosed in writing to and accepted by the Acquiring Fund.

(m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund. Subject to approval by the Acquired Fund’s shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(n) The information to be furnished by the Acquired Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations.

(o) From the mailing of the N-14 Registration Statement (as defined in paragraph 5.6), through the time of the meeting of the Acquired Fund’s shareholders and on the Closing Date, any written information furnished by the Trust with respect to the Acquired Fund for use in the N-14 Registration Statement, the N-

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1A Registration Statement (as defined in paragraph 4.3) or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not materially misleading.

(p) [For each Acquired Fund that has filed its initial Form 1120-RIC: The Trust has in effect an election to treat the Acquired Fund as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Chapter 1, Subchapter M of the Code.] [For each Acquired Fund that has not filed its initial Form 1120-RIC: Subject to the accuracy of the representations set forth in paragraph 4.2(m), the Trust expects that the Acquired Fund will be eligible to elect to be treated as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Chapter 1, Subchapter M of the Code.] The Acquired Fund is a fund that is treated as a corporation separate from each other series of the Trust under Section 851(g) of the Code. The Acquired Fund has no earnings and profits accumulated in any taxable year for which the provisions of Part I of Chapter 1, Subchapter M of the Code (or the corresponding provisions of prior law) did not apply to it. The Acquired Fund has qualified for treatment as a RIC for each taxable year since its formation (or since it was first treated as a separate corporation under Section 851(g) of the Code) that has ended prior to the Closing Date and, subject to the accuracy of the representations set forth in paragraph 4.2(m), expects to satisfy the requirements of Part I of Chapter 1, Subchapter M of the Code to maintain qualification for such treatment for the taxable year that includes the Closing Date. Subject to the accuracy of the representations set forth in paragraph 4.2(m), the Acquired Fund does not expect that the consummation of the transactions contemplated by this Agreement will cause it to fail to qualify for treatment as a RIC as of the Closing Date or as of the end of its taxable year that includes the Closing Date. The Acquired Fund has not at any time since its inception been liable for any income or excise tax pursuant to Sections 852 or 4982 of the Code that has not been timely paid. The Acquired Fund is in compliance in all material respects with all applicable provisions of the Code and all applicable Treasury regulations pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest and to withholding in respect of dividends and other distributions to shareholders and redemption of shares, and is not liable for any material penalties that could be imposed thereunder.

(q) The Acquired Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the Acquired Fund’s Prospectus, except as previously disclosed in writing to the Acquiring Fund.

(r) The Acquiring Fund Shares to be issued to the Acquired Fund pursuant to paragraph 1.1 will not be acquired for the purpose of making any distribution thereof other than to the Acquired Fund Shareholders as provided in paragraph 1.4.

(s) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act or Delaware law for the execution of this Agreement by the Trust, for itself and on behalf of the Acquired Fund, except for the effectiveness of the N-1A Registration Statement and the N-14 Registration Statement and such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the Acquired Fund’s shareholders as described in paragraph 5.2.

(t) The books and records of the Acquired Fund, including FASB ASC 740-10-25 (formerly FIN 48) workpapers and supporting statements, made available to the Acquiring Fund and/or its counsel, are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Fund.

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(u) The Acquired Fund would not be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337(d) of the Code and the Treasury regulations thereunder.

(v) The Acquired Fund has not waived or extended any applicable statute of limitations with respect to the assessment or collection of Taxes.

(w) The Acquired Fund has not received written notification from any taxing authority that asserts a position contrary to any of the representations set forth in paragraphs (j), (p), (t), (u), and (v) of this Section 4.1.

4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The IMST Trust and the Acquiring Fund represent and warrant to the Trust and the Acquired Fund as follows:

(a) The Acquiring Fund is a separate series of the IMST Trust, a Delaware statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware. The IMST Trust has the power to own all of its properties and assets and to perform its obligations under this Agreement.

(b) The IMST Trust is registered as an open-end management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect.

(c) The current Prospectus and Statement of Additional Information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.

(d) The Acquiring Fund is not currently engaged in, and the execution, delivery and performance of this Agreement will not result in, a violation of any material provision of the Amended and Restated Agreement and Declaration of Trust of the IMST Trust or its By-Laws, or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

(e) Except as otherwise disclosed in writing to and accepted by the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending, or to its knowledge, threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(f) There shall be no issued and outstanding shares of the Acquiring Fund prior to the Closing Date other than a nominal number of shares (“Initial Shares”) issued to a seed capital investor (which shall be the investment advisor of the Acquiring Fund or an affiliate thereof) to vote on the investment advisory and sub-advisory contracts, distribution and service plan under Rule 12b-1 of the 1940 Act, and other agreements and plans as may be required by the 1940 Act and to take whatever action it may be required to take as the Acquiring Fund’s sole shareholder. The Initial Shares have been or will be redeemed by the Acquiring Fund prior to the Closing for the price for which they were issued, and any price paid for the Initial Shares shall at all times have been held by the Acquiring Fund in a non-interest bearing account.

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(g) All issued and outstanding Acquiring Fund Shares will be, at the Closing Date, validly issued, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Fund shares, and there are no outstanding securities convertible into any Acquiring Fund shares.

(h) The execution, delivery, and performance of this Agreement has been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(i) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations.

(j) From the mailing of the N-14 Registration Statement through the time of the meeting of the Acquired Fund’s shareholders and on the Closing Date, any written information furnished by the IMST Trust with respect to the Acquiring Fund for use in the N-14 Registration Statement, the N-1A Registration Statement or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not materially misleading.

(k) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1934 Act, the 1940 Act, and any state blue sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

(l) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Delaware law for the execution of this Agreement by the IMST Trust, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by the IMST Trust, for itself and on behalf of the Acquiring Fund, except for the effectiveness of the N-1A Registration Statement and the N-14 Registration Statement and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

(m) Subject to the accuracy of the representations and warranties in paragraph 4.1(p), for the taxable year that includes the Closing Date, the IMST Trust expects that the Acquiring Fund will meet the requirements of Chapter 1, Part I of Subchapter M of the Code for qualification as a RIC and will be eligible to, and will, compute its federal income tax under Section 852 of the Code. After the Closing, the Acquiring Fund will be a fund that is treated as a separate corporation under Section 851(g) of the Code.

(n) The Acquiring Fund is, and will be at the time of Closing, a newly created series without assets (other than the seed capital provided in exchange for Initial Shares) and without liabilities, created for the purpose of acquiring the assets and assuming the liabilities of the Acquired Fund, and, prior to the Closing, (i) will not commence operations or carry on any business activities (other than such activities as are customary to the organization of a new series of a registered investment company prior to its commencement of investment operations); (ii) will not have held any property, and immediately following the Reorganization, the Acquiring Fund will possess solely assets and liabilities that were possessed by the Acquired Fund immediately prior to the Reorganization; and (iii) will not have prepared books of account and related records or financial statements or issued any shares. Immediately following the liquidation of the Acquired Fund as contemplated herein, 100% of the issued and outstanding shares of beneficial interest of the Acquiring Fund will be held by the former holders of Acquired Fund Shares.

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4.3 REPRESENTATIONS OF THE IMST TRUST. The IMST Trust represents and warrants to the Trust as follows:

(a) The IMST Trust has filed a post-effective amendment to its registration statement on Form N-1A (“N-1A Registration Statement”) for the purpose of registering the Acquiring Fund under the 1940 Act.

(b) The IMST Trust has adopted compliance policies and procedures, including policies and procedures pursuant to Rule 22e-4 under the 1940 Act, that are reasonably designed to prevent violation of the federal securities laws.

4.4 REPRESENTATIONS OF THE TRUST. The Trust represents and warrants to the IMST Trust that the Trust has adopted compliance policies and procedures, including policies and procedures pursuant to Rule 22e-4 under the 1940 Act, that are reasonably designed to prevent violation of the federal securities laws.

ARTICLE V

COVENANTS

5.1 OPERATION IN ORDINARY COURSE. Each of the Acquiring Fund and the Acquired Fund will operate their businesses in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business may include payment of customary dividends and distributions and shareholder redemptions in the case of the Acquired Fund and redemptions of the Initial Shares in the case of the Acquiring Fund.

5.2 APPROVAL OF SHAREHOLDERS. The Trust will call a special meeting of the Acquired Fund’s shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3 ADDITIONAL INFORMATION. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.

5.4 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

5.5 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within 60 days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over to the Acquiring Fund, as well as any capital loss carryovers that will be carried over to the Acquiring Fund as a result of Section 381 of the Code, and which will be certified by the Trust’s Treasurer.

5.6 PREPARATION OF N-14 REGISTRATION STATEMENT. The IMST Trust will prepare and file with the SEC a registration statement on Form N-14 (the “N-14 Registration Statement”) relating to the transactions contemplated by this Agreement in compliance with the 1933 Act, the 1934 Act and the 1940 Act. The Acquired Fund will provide the Acquiring Fund with the materials and information necessary to prepare the N-14 Registration Statement.

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5.7 INDEMNIFICATION.

(a) The Acquiring Fund (solely out of the Acquiring Fund’s assets and property, including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies or indemnification agreements) agrees to indemnify and hold harmless the Acquired Fund and the Acquired Fund’s Trustees and officers (collectively, “Acquired Fund Indemnified Persons”) from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Fund or any of the Acquired Fund Indemnified Persons may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any material breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

(b) The Acquired Fund (solely out of the Acquired Fund’s assets and property, including any amounts paid to the Acquired Fund pursuant to any applicable liability insurance policies or indemnification agreements) agrees to indemnify and hold harmless the Acquiring Fund and the Acquiring Fund’s Trustees and officers (collectively, “Acquiring Fund Indemnified Persons”) from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Fund or any of the Acquiring Fund Indemnified Persons may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any material breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

5.8 TAX RETURNS. The Trust covenants that by the time of the Closing, all of the Acquired Fund’s federal and other Tax returns and reports required by law to have been filed on or before the Closing Date (taking extensions into account) shall have been filed and all federal and other Taxes (if any) shown as due on said returns shall have either been paid or, if not yet due, adequate liability reserves shall have been provided for the payment of such Taxes.

5.9 CLOSING DOCUMENTS. At the Closing, the Trust will provide the IMST Trust with the following:

(a) A certificate, signed by the President and the Treasurer or Assistant Treasurer of the Trust on behalf of the Acquired Fund, stating the Acquired Fund’s known assets and liabilities, together with information concerning the tax basis and holding period of the Acquired Fund in all securities or investments transferred to the Acquiring Fund.

(b) A copy of any Tax books and records of the Acquired Fund necessary for purposes of preparing any Tax returns, schedules, forms, statements or related documents (including but not limited to any income, excise or information returns, as well as any transfer statements (as described in Treasury regulation Section 1.6045A-1)) required by law to be filed by the Acquiring Fund after the Closing.

(c) A copy (which may be in electronic form) of the shareholder ledger accounts of the Acquired Fund, including, without limitation, the name, address and taxpayer identification number of each shareholder of record; the number of shares of beneficial interest held by each shareholder; the dividend reinvestment elections applicable to each shareholder; the backup withholding certifications (e.g., IRS Form W-9) or foreign person certifications (e.g., IRS Form W-8BEN, W-8BEN-E, W-8ECI, or W-8IMY), notices or records on file with the Acquired Fund with respect to each shareholder; and such information as the IMST Trust may reasonably request concerning Acquired Fund Shares or Acquired Fund Shareholders in connection with the Acquiring Fund’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related Treasury regulations following the Closing for all of the Acquired Fund Shareholders (the “Acquired Fund Shareholder Documentation”), certified by the Trust’s transfer agent or its President or its Vice President to the best of their knowledge and belief.

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(d) All FASB ASC 740-10-25 (formerly, FIN 48) work papers and supporting statements pertaining to the Acquired Fund.

5.10 TAX TREATMENT. The Acquiring Fund and the Acquired Fund intend that the Reorganization will qualify as a reorganization described in Section 368(a)(1)(F) of the Code. Neither the Acquiring Fund nor the Acquired Fund shall take any action or cause any action to be taken (including, without limitation the filing of any Tax return) that is inconsistent with such treatment or results in the failure of the Reorganization to qualify as a reorganization described in Section 368(a)(1)(F) of the Code.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by the Acquiring Fund pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:

6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the Closing Date, with the same force and effect as if made on and as of that Closing Date. The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund’s name by the IMST Trust’s President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.

6.2 The IMST Trust, on behalf of the Acquiring Fund, shall have executed and delivered to the Trust an Assumption of Liabilities dated as of the Closing Date pursuant to which the Acquiring Fund will assume all of the Assumed Liabilities of the Acquired Fund not discharged prior to the Closing Date in accordance with Section 1.3 of this Agreement.

6.3 The Acquired Fund shall have received on the Closing Date a certificate from the President of the IMST Trust, dated as of the Closing Date, addressing the following points:

(i) The IMST Trust is a statutory trust validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business as presently conducted and described in the registration statement on Form N-1A of the IMST Trust, and the Acquiring Fund is a separate series of the IMST Trust constituted in accordance with the applicable provisions of the 1940 Act and the Amended and Restated Agreement and Declaration of Trust of the IMST Trust.

(ii) The IMST Trust is registered with the SEC as an investment company under the 1940 Act and such registration with the SEC is in full force and effect.

(iii) Assuming that consideration of not less than the NAV of the Acquiring Fund Shares has been paid, the Acquiring Fund Shares to be issued and delivered to the Acquired Fund, as provided by this Agreement, are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights with respect to Acquiring Fund Shares.

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(iv) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated herein will not, result in a violation of the IMST Trust’s Amended and Restated Agreement and Declaration of Trust.

(v) The N-14 Registration Statement has been filed with the SEC and no consent, approval, authorization or order of any court or governmental authority under U.S. federal law or the Delaware Statutory Trust Act is required to be obtained for consummation by the IMST Trust and the Acquiring Fund of the transactions contemplated herein, except as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under Delaware securities laws.

(vi) To the knowledge of the President of the IMST Trust, except as has been disclosed in writing to the Trust, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the IMST Trust or the Acquiring Fund or any of their properties or assets or any person whom the IMST Trust or the Acquiring Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and neither the IMST Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

6.4 The N-1A Registration Statement filed by the IMST Trust with the SEC to register the offer of the sale of the Acquiring Fund Shares will be in effect on the Closing Date.

6.5 As of the Closing Date with respect to the Reorganization of the Acquired Fund, there shall have been no material change in the investment objective, policies and restrictions nor any material change in the investment management fees, fee levels payable pursuant to the distribution and service plan pursuant to Rule 12b-1 under the 1940 Act, other fees payable for services provided to the Acquiring Fund, or fee waiver or expense reimbursement undertakings of the Acquiring Fund from those fee amounts and undertakings of the Acquiring Fund described in the N-14 Registration Statement or N-1A Registration Statement.

6.6 The IMST Trust Board of Trustees, including a majority of Trustees who are not “interested persons” of the IMST Trust as defined under the 1940 Act, has determined that the transactions contemplated by this Agreement are in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of such transactions.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by the Acquired Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:

7.1 All representations, covenants, and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date. The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in the Acquired Fund’s name by the Trust’s President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

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7.2 The Trust, on behalf of the Acquired Fund, shall have duly executed and delivered to the IMST Trust such bills of sale, assignments, certificates and other instruments of transfer as may be necessary or desirable to transfer all right, title and interest of the Acquired Fund in and to the Acquired Assets.

7.3 The Acquiring Fund shall have received on the Closing Date a certification from the President of the Trust, dated as of the Closing Date, addressing the following points:

(i) The Trust is a statutory trust validly existing and in good standing under the laws of the State of Delaware and has power to own all of its properties and assets and to carry on its business as presently conducted and described in the registration statement on Form N-1A of the Trust, and the Acquired Fund is a separate series of the Trust constituted in accordance with the applicable provisions of the 1940 Act and the Agreement and Declaration of Trust of the Trust.

(ii) The Trust is registered with the SEC as an investment company under the 1940 Act and such registration with the SEC is in full force and effect.

(iii) The Acquired Fund has the power to sell, assign, transfer and deliver its assets to be transferred by it under the Agreement, and, upon consummation of the transactions contemplated hereby, the Acquired Fund will have transferred such assets to the Acquiring Fund.

(iv) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated herein will not, result in a violation of the Trust’s Agreement and Declaration of Trust.

(v) No consent, approval, authorization or order of any court or governmental authority under U.S. federal law or the Delaware Statutory Trust Act is required to be obtained for the consummation by the Trust and the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under Delaware securities laws.

(vi) To the knowledge of the President of the Trust, except as has been disclosed in writing to the IMST Trust, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or the Acquired Fund or any of their properties or assets or any person whom the Trust or the Acquired Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and neither the Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

7.4 The Acquired Fund shall have delivered to the Acquiring Fund the documents and information described in paragraphs 5.5 and 5.9.

7.5 The Trust Board of Trustees, including a majority of Trustees who are not “interested persons” of the Trust as defined under the 1940 Act, has determined that the transactions contemplated by this Agreement are in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of such transactions.

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ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
ACQUIRING FUND AND ACQUIRED FUND

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement. Notwithstanding anything to the contrary in the foregoing, if the conditions stated in paragraphs 8.1 and 8.5 below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the transactions contemplated by this Agreement shall not be consummated:

8.1 This Agreement and the transactions contemplated herein, with respect to the Acquired Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with Delaware law and the provisions of the Agreement and Declaration of Trust of the Trust. Certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.1.

8.2 On the Closing Date, the SEC shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the SEC and of state blue sky securities authorities, including any necessary no-action positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself.

8.4 Each of the N-1A Registration Statement and the N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5 The Trust and the IMST Trust shall have received the opinion of Morgan, Lewis & Bockius LLP dated as of the Closing Date and addressed to the IMST Trust and the Trust, in a form satisfactory to them, substantially to the effect that, based upon certain facts, qualifications, certifications, representations and assumptions, for federal income tax purposes:

(a) The Reorganization will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code, and each of the Acquiring Fund and the Acquired Fund will be a “party to a reorganization,” within the meaning of Section 368(b) of the Code;

(b) No gain or loss will be recognized by the Acquired Fund upon the transfer of all the Acquired Assets to the Acquiring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund, or upon the distribution of the Acquiring Fund Shares to the Acquired Fund Shareholders, except for (A) gain or loss that may be recognized on the

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transfer of “section 1256 contracts” as defined in Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code;

(c) The tax basis in the hands of the Acquiring Fund of each Acquired Asset transferred from the Acquired Fund to the Acquiring Fund in the Reorganization will be the same as the tax basis of such Acquired Asset in the hands of the Acquired Fund immediately prior to the transfer thereof, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Acquired Fund on the transfer;

(d) The holding period in the hands of the Acquiring Fund of each Acquired Asset transferred from the Acquired Fund to the Acquiring Fund in the Reorganization, other than Acquired Assets with respect to which gain or loss is required to be recognized, will include the Acquired Fund’s holding period for such Acquired Asset (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding period with respect to an asset);

(e) No gain or loss will be recognized by the Acquiring Fund upon its receipt of all the Acquired Assets solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund as part of the Reorganization;

(f) No gain or loss will be recognized by the Acquired Fund Shareholders upon the exchange of their Acquired Fund Shares for Acquiring Fund Shares as part of the Reorganization;

(g) The aggregate tax basis of the Acquiring Fund Shares that each Acquired Fund Shareholder receives in the Reorganization will be the same as the aggregate tax basis of the Acquired Fund Shares exchanged therefor;

(h) Each Acquired Fund Shareholder’s holding period for the Acquiring Fund Shares received in the Reorganization will include the Acquired Fund Shareholder’s holding period for the Acquired Fund Shares exchanged therefor, provided that the Acquired Fund Shareholder held such Acquired Fund Shares as capital assets on the date of the exchange; and

(i) The taxable year of the Acquired Fund will not end as a result of the Reorganization.

Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.5.

ARTICLE IX

EXPENSES

9.1 Except as otherwise provided for herein, AXS (or any affiliate thereof), UMBFS (or any affiliate thereof) and MFAC (or any affiliate thereof) shall bear all expenses of the transactions contemplated by this Agreement (other than expenses, if any, of the shareholders) as set forth herein. Except as otherwise agreed by the parties in writing, UMBFS (or any affiliate thereof) and MFAC (or any affiliate thereof) shall bear the first $25,000 of the total Reorganization Expenses as defined herein and AXS (or any affiliate thereof) shall bear all such expenses in excess of that amount. Such expenses include, without limitation: (a) expenses associated with the preparation and filing of the N-14 Registration Statement; (b) postage; (c) printing; (d) accounting fees; (e) audit and legal fees, including fees of the counsel to the Trust, counsel to the Independent Trustees of the Trust, counsel to the IMST Trust, and counsel to the Independent Trustees of the IMST Trust; (f) solicitation costs of the transactions; (g) service provider conversion fees; and (h) any costs associated with

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meetings of each Fund’s Board of Trustees relating to the transactions contemplated herein (“Reorganization Expenses”).

AXS (or any affiliate thereof), UMBFS (or any affiliate thereof) and MFAC (or any affiliate thereof) shall remain so liable for their respective shares of the Reorganization Expenses, regardless of whether the transactions contemplated by this Agreement occur, and this Section 9.1 shall survive the Closing and any termination of this Agreement pursuant to paragraph 11.1. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in a failure by either the Acquired Fund or the Acquiring Fund to qualify for treatment as a RIC within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a reorganization within the meaning of Section 368(a) of the Code or otherwise result in the imposition of tax on either the Acquired Fund or the Acquiring Fund or on any of their respective shareholders.

9.2 At the Closing, AXS (or any affiliate thereof), UMBFS (or any affiliate thereof) and MFAC (or any affiliate thereof) shall pay the estimated Reorganization Expenses to be paid by it pursuant to paragraph 9.1, and any remaining balance shall be paid by AXS (or any affiliate thereof), UMBFS (or any affiliate thereof) and MFAC (or any affiliate thereof) within thirty (30) days after the Closing.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL

10.1 The IMST Trust, on behalf of the Acquiring Fund, and the Trust, on behalf of the Acquired Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2 The representations and warranties contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, including, without limitation, the indemnification obligations under Section 5.7, shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing Date, and the obligations of the Acquiring Fund, shall continue in effect beyond the consummation of the transactions contemplated hereunder.

ARTICLE XI

TERMINATION

11.1 This Agreement may be terminated by the mutual agreement of the IMST Trust and the Trust. In addition, either the IMST Trust or the Trust may at its option terminate this Agreement at or prior to the Closing Date due to:

(a) a breach by the other of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days or, in the sole discretion of the non-breaching party’s Board of Trustees, prior to the Closing Date;

(b) a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears to the terminating party’s Board of Trustees that it will not or cannot be met; or

(c) a determination by the terminating party’s Board of Trustees that the consummation of the transactions contemplated herein is not in the best interest of the party, and to give notice to the other party hereto.

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11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquiring Fund, the Acquired Fund, the IMST Trust, the Trust, or the respective Trustees or officers to the other party or its Trustees or officers, but paragraph 9.1 shall continue to apply.

ARTICLE XII

AMENDMENTS

12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquired Fund and the Acquiring Fund; provided, however, that following the meeting of the Acquired Fund’s shareholders pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing any provisions to the detriment of such shareholders.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
LIMITATION OF LIABILITY

13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof.

13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

13.5 It is expressly agreed that the obligations of the Acquiring Fund hereunder shall not be binding upon any of the Trustees, shareholders, officers, agents, or employees of the IMST Trust personally, but shall bind only the trust property of the Acquiring Fund, as provided in the Amended and Restated Agreement and Declaration of Trust of the IMST Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the IMST Trust on behalf of the Acquiring Fund and signed by authorized officers of the IMST Trust, acting as such. Such authorization by such Trustees and such execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Acquiring Fund as provided in the IMST Trust’s Amended and Restated Agreement and Declaration of Trust.

13.6 It is expressly agreed that the obligations of the Acquired Fund hereunder shall not be binding upon any of the Trustees, shareholders, officers, agents, or employees of the Trust personally, but shall bind only the trust property of the Acquired Fund, as provided in the Agreement and Declaration of Trust of the Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Trust on behalf of the Acquired Fund and signed by authorized officers of the Trust, acting as such. Such authorization by such Trustees and such execution and delivery by such officers shall not be deemed to have been made by

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any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Acquired Fund as provided in the Trust’s Agreement and Declaration of Trust.

13.7 Each of the IMST Trust, on behalf of the Acquiring Fund, and the Trust, on behalf of the Acquired Fund, specifically acknowledges and agrees that any liability under this Agreement with respect to the Acquiring Fund or Acquired Fund or in connection with the transactions contemplated herein with respect to the Acquiring Fund or Acquired Fund shall be discharged only out of the assets of the Acquiring Fund or Acquired Fund and that no other series of the IMST Trust or the Trust shall be liable with respect thereto.

ARTICLE XIV

CONFIDENTIALITY

14.1 Each Fund agrees to treat confidentially and as proprietary information of the other Fund all records and other information, including any information relating to portfolio holdings, of such other Fund and not to use such records and information for any purpose other than the performance of its duties under this Agreement; provided, however, that after prior notification of and written approval by such other Fund (which approval shall not be withheld if the disclosing Fund would be exposed to civil or criminal contempt proceedings for failure to comply when requested to divulge such information by duly constituted authorities having proper jurisdiction, and which approval shall not be withheld unreasonably in any other circumstance), a Fund may disclose such records and/or information as so approved.

ARTICLE XV

COOPERATION AND EXCHANGE OF INFORMATION

15.1 The Trust and the IMST Trust will provide each other and their respective representatives with such cooperation, assistance and information as either of them reasonably may request of the other in filing any Tax returns, amended Tax returns or claims for Tax refunds, determining a liability for Taxes or a right to a refund of Taxes, requesting a closing agreement or similar relief from a taxing authority or participating in or conducting any audit or other proceeding in respect of Taxes, or in determining the financial reporting of any Tax position. Each party or its respective agents will retain for a period of six (6) years following the Closing all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of Tax positions of the Acquired Fund and Acquiring Fund for its taxable period first ending after the Closing and for prior taxable periods for which the party is required to retain records as of the Closing, provided that the Acquired Fund shall not be required to maintain any such documents that it has delivered to the Acquiring Fund.

15.2 Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund, up to and including the date of the Closing, and such later date on which the Acquired Fund is terminated including, without limitation, responsibility for (i) preparing and filing any Tax returns relating to Tax periods ending on or prior to the date of the Closing (whether due before or after the Closing); and (ii) preparing and filing other documents with the SEC, any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, except as otherwise is mutually agreed by the parties.

***Signature Page Follows***

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IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

COLLABORATIVE INVESTMENT SERIES TRUST on behalf of the Acquired Fund	INVESTMENT MANAGERS SERIES TRUST II on behalf of the Acquiring Fund

By:	By:

Name:	Name:

Title:	Title:

AXS INVESTMENTS LLC solely with respect to Article IX	UMB FUND SERVICES, INC. solely with respect to Article IX

By:	By:

Name:	Name:

Title:	Title:

MUTUAL FUND ADMINISTRATION, LLC solely with respect to Article IX

By:

Name:

Title:

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APPENDIX B

PRINCIPAL RISKS OF THE ACQUIRING FUNDS

The following is a discussion of the principal risks that apply to investments in the Acquiring Funds. Please see the “Comparison of Principal Risks” discussion for a list of risks applicable to each Fund.

Asset allocation risk. The Fund’s investment performance depends upon the successful allocation by the sub-advisor of the Fund’s assets among asset classes, geographical regions, industry sectors, and specific issuers and investments. There is no guarantee that the sub-advisor’s allocation techniques and decisions will produce the desired results.

Compounding risk. The return of the Fund for a period longer than a single day is the result of its return for each day compounded over the period and usually will differ in amount and possibly even direction from the Fund’s stated multiple times the return of the Index for the same period.

Correlation risk. A number of factors may impact the Fund’s ability to achieve a high degree of inverse correlation with the ARK Innovation ETF. There is no guarantee that the Fund will achieve a high degree of inverse correlation with the ARK Innovation ETF.

Counterparty risk. A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

COVID-19 related market events. The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in extreme volatility in the financial markets, a domestic and global economic downturn, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There have also been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. The pandemic may result in domestic and foreign political and social instability, damage to diplomatic and international trade relations, and continued volatility and/or decreased liquidity in the securities markets. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, are taking extraordinary and unprecedented actions to support local and global economies and the financial markets. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Rates of inflation have also recently risen, which could adversely affect economies and markets. In addition, the COVID-19 pandemic, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers. Other market events like the COVID-19 pandemic may cause similar disruptions and effects.

Cybersecurity risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, the Sub-Advisor(s) and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Depositary receipts risk. The Fund may invest in depositary receipts. Depositary receipts may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar

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denominated underlying foreign securities. Certain countries may limit the ability to convert depositary into the underlying foreign securities and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related depositary receipts. Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by a depositary and the issuer of the underlying security. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Unsponsored receipts may involve higher expenses and may be less liquid. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

Derivatives risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include futures, options, swaps and forward contracts. Using derivatives exposes the Fund to additional or heightened risks, including leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, and credit risk. Derivatives transactions can be highly illiquid and difficult to unwind or value, they can increase Fund volatility, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, derivatives are subject to additional risks such as operational risk, including settlement issues, and legal risk, including that underlying documentation is incomplete or ambiguous. For derivatives that are required to be cleared by a regulated clearinghouse, other risks may arise from the Fund’s relationship with a brokerage firm through which it submits derivatives trades for clearing, including in some cases from other clearing customers of the brokerage firm.

Emerging markets risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed and less stable economic, political and legal systems than those of more developed countries. There may be less publicly available and reliable information about issuers in emerging markets than is available about issuers in more developed markets. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Equity risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

ETF risk. Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

ETF structure risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Acquiring Fund. The Acquiring Fund has a limited number

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of institutions that act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Acquiring Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, shares may trade at a discount to the Acquiring Fund’s net asset value and possibly face delisting.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Acquiring Fund shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Acquiring Fund’s NAV and the price at which the Acquiring Fund shares are trading on the Exchange, which could result in a decrease in value of the Acquiring Fund shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Acquiring Fund’s portfolio securities and the Acquiring Fund’s market price. This reduced effectiveness could result in Acquiring Fund shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for Acquiring Fund shares.

Fluctuation of Net Asset Value Risk. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market prices of shares will approximate the Acquiring Fund’s NAV, there may be times when the market prices of shares is more than the NAV (premium) or less than the NAV (discount). Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Acquiring Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Acquiring Fund shares may decrease considerably and cause the market price of Acquiring Fund shares to deviate significantly from the Acquiring Fund’s NAV.

Trading Issues Risk. Although the Acquiring Fund shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Acquiring Fund shares will develop or be maintained. Trading in Acquiring Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Acquiring Fund shares inadvisable. In addition, trading in Acquiring Fund shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Acquiring Fund shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Acquiring Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Acquiring Fund, it may have difficulty maintaining its listings on the Exchange.

Costs of Buying or Selling Shares. Investors buying or selling shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for shares based on trading volume and market liquidity, and the spread is generally lower if shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Further, a relatively small investor base in the Acquiring Fund, asset swings in the Acquiring Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to

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the costs of buying or selling shares, including bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

ETN risk. ETNs are debt securities that combine certain aspects of ETFs and bonds. ETNs are not investment companies and thus are not regulated under the 1940 Act. ETNs, like ETFs, are traded on stock exchanges and generally track specified market indices, and their value depends on the performance of the underlying index and the credit rating of the issuer. ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

Fixed income securities risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

Foreign investment risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. Changes in exchange rates and interest rates, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”). Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.

Government-sponsored entities risk. The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) when it is not obligated to do so.

High yield (“junk”) bond risk. High yield bonds are debt securities rated below investment grade (often called “junk bonds”). Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Index Provider Risk. There is no assurance that the Index Provider, or any agents that act on its behalf, will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. The Index Provider relies on an independent calculation agent to calculate and disseminate the Index accurately. Any losses or costs associated with errors made by the Index Provider or its agents generally will be borne by the Acquiring Fund and its shareholders.

Indexing strategy/Index tracking risk. The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. Errors in Index data, Index computations or the construction of the Index in accordance with its methodology may occur from

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time to time and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. When there are changes made to the component securities of the Index and the Fund in turn makes similar changes to its portfolio, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the Fund and its shareholders. The Fund may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in the Index. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. While the Advisor seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Advisor may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund’s return and that of the Index.

Inverse ETF risk: Inverse ETFs seek to provide the inverse daily return of a particular index or group of securities. Over time, the Inverse ETF’s returns may differ dramatically from the returns of the underlying index or group of securities. Longer holding periods and market volatility will exacerbate the differences in the Inverse ETF’s returns compared to those of the index or group of securities. It is possible that an Inverse ETF may decline in value even when the value of the index or group of securities falls.

Inverse risk. Short (inverse) positions are designed to profit from a decline in the price of particular securities, investments in securities or indices. The Fund will lose value if and when the Index’s price rises – a result that is the opposite from traditional mutual funds and ETFs. Like leveraged investments, inverse positions may be considered aggressive. Inverse positions may also be leveraged. Such instruments may experience imperfect negative correlation between the price of the investment and the underlying security or index. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

IPO risk. The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

Large-cap company risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Leveraged ETF risk Investing in leveraged ETFs will amplify the Fund’s gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

Leveraging risk. Certain Fund transactions, such as entering into futures contracts, options and short sales, may give rise to a form of leverage. Leverage can magnify the effects of changes in the value of the Fund’s investments and make the Fund more volatile. Leverage creates a risk of loss of value on a larger pool of assets than the Fund would otherwise have had, potentially resulting in the loss of all assets. The Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

Liquidity risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid

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asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

Management and strategy risk. The value of your investment depends on the judgment of the Fund’s advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Market risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Model risk. Like all quantitative analysis, the sub-advisor’s investment model carries a risk that the model used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the sub-advisor’s model. No assurance can be given that the fund will be successful under all or any market conditions.

Natural resources risk. Investments in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

Non-diversification risk. The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Options risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

Portfolio turnover risk. Active and frequent trading of the Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund’s performance. A high rate of portfolio turnover is 100% or more.

Pre-determined time frame risk. SPACs typically have a pre-determined timeframe to merge with an operating company or they will liquidate. If a SPAC is unable to find a merger target, the Fund’s returns may be diminished.

Rebalancing risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Index that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage

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risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

Sector focus risk. The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.

Communications sector risk. Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Consumer discretionary sector risk. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall global economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on their respective profitability. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

Consumer staples sector risk. Consumer staples companies are subject to government regulation affecting their products which may negatively impact such companies’ performance. For instance, government regulations may affect the permissibility of using various food additives and production methods of companies that make food products, which could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food, beverage, household and personal product companies may be strongly affected by consumer interest, marketing campaigns and other factors affecting supply and demand, including performance of the overall domestic and global economy, interest rates, competition and consumer confidence and spending.

Energy sector risk. Issuers in energy-related industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels. Markets for various energy-related commodities can have significant volatility, and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures, and to incur significant amounts of debt, in order to maintain or expand their reserves. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, acts of terrorism, war, political and world events, and economic conditions. These companies may be at risk for environmental damage claims.

Health care sector risk. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the health care sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products

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in the health care sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.

Financial sector risk. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments, hackers, changes in monetary and fiscal policies, regulations, and economic conditions could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

Industrial sector risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation securities, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

Materials sector risk. Many materials companies are significantly affected by the level and volatility of commodity prices, exchange rates, import controls, worldwide competition, environmental policies and consumer demand. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The materials sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.

Real estate sector risk. An investment in a real property company may be subject to risks similar to those associated with direct ownership of real estate, including, by way of example, the possibility of declines in the value of real estate, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, changes in interest rates, credit and mortgage quality, and operating expenses. Some real property companies have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

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Technology sector risk. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Utilities sector risk. Utility companies are affected by supply and demand, operating costs, government regulation, environmental factors, liabilities for environmental damage and general civil liabilities, and rate caps or rate changes. Although rate changes of a regulated utility usually fluctuate in approximate correlation with financing costs, due to political and regulatory factors rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company’s earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility equity securities may tend to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable. In addition, natural disasters, terrorist attacks, government intervention or other factors may render a utility company’s equipment unusable or obsolete and negatively impact profitability. Among the risks that may affect utility companies are the following: risks of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations; and the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices. Other risks include those related to the construction and operation of nuclear power plants, the effects of energy conservation and the effects of regulatory changes.

Small-cap and mid-cap company risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

SPAC risk. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market fund securities and cash. To the extent the SPAC is invested in cash or similar securities, this may impact the Fund’s ability to meet its investment objective. If an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders, less certain permitted expenses, and any warrants issued by the SPAC will expire worthless. As SPACs and similar entities generally have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Certain SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or subject to restrictions on resale. Companies that have completed a business

B-9

transaction with a SPAC (“SPAC-derived companies”) may share similar illiquidity risks of private equity and venture capital. The free float shares held by the public in a SPAC-derived company are typically a small percentage of the market capitalization. The ownership of many SPAC-derived companies often includes large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following a business combination transaction when shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released.

SPAC-derived company risk. Companies that have completed a business transaction with a SPAC (“SPAC-derived companies”) may share similar illiquidity risks of private equity and venture capital. The free float shares held by the public in a SPAC-derived company are typically a small percentage of the market capitalization. The ownership of many SPAC-derived companies often includes large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following a business combination transaction when shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released.

SPAC tax risk. It is possible that the Fund may hold equity interests in SPACs or other entities that are treated as passive foreign investment companies (“PFICs”) or controlled foreign corporations (“CFCs”) for U.S. federal income tax purposes. The application of the PFIC and CFC rules is complex and is not clear in all cases. It is possible that the IRS could take a position with respect to the PFIC or CFC rules that is contrary to positions taken by the Fund and/or one or more entities in which the Fund invests. If such an IRS position were to be sustained, then such entity or entities, the Fund and the Fund’s shareholders could suffer adverse tax consequences. The economic burden of those adverse tax consequences could be borne by Fund shareholders in the year the position is sustained, even though (a) those adverse tax consequences were properly attributable to an earlier taxable year in which the Fund’s shares were held by different shareholders or in different proportions, and/or (b) the Fund no longer holds interests in the relevant SPAC or other entity.

Swap risk. The Fund expects to use swap agreements as a means to achieve its investment objective. Swap agreements are generally traded in over-the-counter (“OTC”) markets and have only recently become subject to regulation by the CFTC. CFTC rules, however, do not cover all types of swap agreements. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with the Fund’s swap agreements. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants. Unlike in futures contracts, the counterparty to uncleared OTC swap agreements is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, the Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. OTC swaps of the type that may be utilized by the Fund are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swaps are also subject to the risk of imperfect correlation between the value of the reference asset underlying the swap and the swap. Leverage inherent in derivatives will tend to magnify the Fund’s gains and losses

Third party data risk. The composition of the Index is heavily dependent on proprietary information and data supplied by a third party (“Third Party Data”). When Third Party Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index that would have been excluded or included had the Third Party Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can be expected to reflect the errors, too.

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Tracking error risk. As with all index funds, the performance of the Fund and the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Warrants and rights risk. Warrants and rights may lack a liquid secondary market for resale. The prices of warrants and rights may fluctuate as a result of speculation or other factors. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of their underlying securities and are highly volatile and speculative investments. If a warrant or right expires without being exercised, the Fund will lose any amount paid for the warrant or right.

Effects of compounding and market volatility risk. The Fund has a daily investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from -100% of the ARK Innovation ETF’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are inverse and that rebalance daily. For an inverse Fund, if adverse daily performance of the ARK Innovation ETF reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the ARK Innovation ETF increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes more pronounced as the ARK Innovation ETF’s volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the ARK Innovation ETF during shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the ARK Innovation ETF’s volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) ARK Innovation ETF’s volatility; b) ARK Innovation ETF’s performance; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the ARK Innovation ETF. The chart below illustrates the impact of two principal factors – ARK Innovation ETF’s volatility and ARK Innovation ETF’s performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of ARK Innovation ETF’s volatility and ARK Innovation ETF’s performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the securities included in the ARK Innovation ETF; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain inverse exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher ARK Innovation ETF volatility, compounding will cause results for periods longer than a trading day to vary from -100% of the performance of the ARK Innovation ETF.

As shown in the chart below, the Fund would be expected to lose 6.04% if the ARK Innovation ETF provided no return over a one year period during which the ARK Innovation ETF experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the ARK Innovation ETF’s return is flat. For instance, if the ARK Innovation ETF’s annualized volatility is 100%, the Fund would be expected to lose 63.23% of its value, even if the cumulative ARK Innovation ETF’s return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than -100% of the performance of the ARK Innovation ETF and those shaded gray represent those scenarios where the Fund can be expected to return more than -100% of the performance of the ARK Innovation ETF. The Fund’s actual returns may be significantly better or worse than the returns shown below.

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One Year ARK Innovation ETF	-100% One Year ARK Innovation ETF	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	60%	148.55%	134.42%	95.28%	43.98%	-5.83%
-50%	50%	99.13%	87.77%	56.26%	15.23%	-24.77%
-40%	40%	66.08%	56.57%	30.21%	-4.08%	-37.57%
-30%	30%	42.43%	34.25%	11.56%	-17.98%	-46.76%
-20%	20%	24.67%	17.47%	-2.47%	-28.38%	-53.72%
-10%	10%	10.83%	4.44%	-13.28%	-36.52%	-58.79%
0%	0%	-0.25%	-6.04%	-22.08%	-42.90%	-63.23%
10%	-10%	-9.32%	-14.64%	-29.23%	-48.27%	-66.67%
20%	-20%	-16.89%	-21.75%	-35.24%	-52.72%	-69.67%
30%	-30%	-23.29%	-27.84%	-40.25%	-56.41%	-71.94%
40%	-40%	-28.78%	-33.01%	-44.63%	-59.81%	-74.32%
50%	-50%	-33.55%	-37.52%	-48.57%	-62.60%	-76.19%
60%	-60%	-37.72%	-41.51%	-51.96%	-65.19%	-78.12%

The ARK Innovation ETF’s annualized historical volatility rate for the five-year period ended December 31, 2021 was 34.2%. The ARK Innovation ETF’s highest volatility rate for any one calendar year during the five-year period was 48.89% and volatility for a shorter period of time may have been substantially higher. The ARK Innovation ETF’s annualized performance for the five-year period ended December 31, 2021 was 38.93%. Historical ARK Innovation ETF volatility and performance are not indications of what the ARK Innovation ETF’s volatility and performance will be in the future. The volatility of the securities that reflect the value of the ARK Innovation ETF, such as swaps, may differ from the volatility of the ARK Innovation ETF.

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APPENDIX C

FINANCIAL HIGHLIGHTS OF TARGET FUNDS

The following tables are intended to help you understand each Target Fund’s (other than the Tuttle Short Innovation ETF) financial performance for the period of the Target Funds’ operations. The Tuttle Short Innovation ETF commenced operations on November 9, 2021, and, therefore, information is not provided. Certain information reflects financial results for a single Fund share. The total return figures represent the percentage that an investor in each Target Fund would have earned (or lost) on an investment in the Predecessor Fund (assuming reinvestment of all dividends and distributions). The financial information for The SPAC and New Issue ETF, The De-SPAC ETF and The Short De-SPAC has been audited by the Target Funds’ independent registered public accounting firm, whose report, along with the Target Funds’ financial statements, is included in each Target Fund’s annual report, which is available upon request (see back cover). The financial information shown below for the FOMO ETF and Revere Sector Opportunity ETF is unaudited.

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The SPAC and New Issue ETF	December 15, 2020(a) through September 30, 2021
Net Asset Value, Beginning of Period	$25.00
Net Investment Income (Loss)	(0.26)
Net Realized and Unrealized Gains (Losses) on Investments(b)	3.98
Total from Investment Activities	3.72
Distributions from Net Investment Income	—
Distributions from Net Realized Gains on Investments	—
Total Distributions	—
Net Asset Value, End of Period	$28.72
Net Assets at End of Period (000’s)	$85,444
Total Return at NAV(c)(d)	14.88%
Total Return at Market(d)(e)	14.96%
Ratio of Net Expenses to Average Net Assets(f)	0.95%
Ratio of Gross Expenses to Average Net Assets(f)(g)	1.13%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)	(0.90)%
Portfolio Turnover(d)(h)	124%

(a)	Commencement of operations.
(b)	Realized and unrealized gains per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(d)	Not annualized for periods less than one year.
(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(f)	Annualized for periods less than one year.
(g)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(h)	Excludes the impact of in-kind transactions.
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The De-SPAC ETF	May 18, 2021(a) through September 30, 2021
Net Asset Value, Beginning of Period	$25.00

Net Investment Income (Loss)	0.01
Net Realized and Unrealized Gains (Losses) on Investments	(2.70)
Total from Investment Activities	(2.69)

Distributions from Net Investment Income	(0.02)
Distributions from Net Realized Gains on Investments	—
Total Distributions	(0.02)

Net Asset Value, End of Period	$22.29
Net Assets at End of Period (000’s)	$2,229

Total Return at NAV(b)(c)	(10.79)%
Total Return at Market(c)(d)	(10.69)%

Ratio of Net Expenses to Average Net Assets(e)	0.75%
Ratio of Gross Expenses to Average Net Assets(e)(f)	5.93%
Ratio of Net Investment Income (Loss) to Average Net Assets(e)	0.19%
Portfolio Turnover(c)(g)	44%

(a)	Commencement of operations.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(c)	Not annualized for periods less than one year.
(d)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(e)	Annualized for periods less than one year.
(f)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Excludes the impact of in-kind transactions.
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The Short De-SPAC ETF	May 17, 2021(a) through September 30, 2021
Net Asset Value, Beginning of Period	$30.00

Net Investment Income (Loss)	(0.08)
Net Realized and Unrealized Gains (Losses) on Investments(b)	(1.58)
Total from Investment Activities	(1.66)

Distributions from Net Investment Income	—
Distributions from Net Realized Gains on Investments	—
Total Distributions	—

Net Asset Value, End of Period	$28.34
Net Assets at End of Period (000’s)	$19,835

Total Return at NAV(b)(c)	(5.55)%
Total Return at Market(c)(d)	(5.57)%

Ratio of Net Expenses to Average Net Assets(e)	0.95%
Ratio of Gross Expenses to Average Net Assets(e)(f)	1.89%
Ratio of Net Investment Income (Loss) to Average Net Assets(e)	(0.95)%
Portfolio Turnover(c)(g)	—%

(a)	Commencement of operations.
(b)	Realized and unrealized gains per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(d)	Not annualized for periods less than one year.
(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(f)	Annualized for periods less than one year.
(g)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(h)	Excludes the impact of in-kind transactions.
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FOMO ETF	May 24, 2021(a) through September 30, 2021
Net Asset Value, Beginning of Period	$25.00

Net Investment Income (Loss)(b)	(0.01)
Net Realized and Unrealized Gains (Losses) on Investments	(1.09)
Total from Investment Activities	(1.10)

Distributions from Net Investment Income	—
Distributions from Net Realized Gains on Investments	—
Total Distributions	—

Net Asset Value, End of Period	$23.90
Net Assets at End of Period (000’s)	$6,574

Total Return at NAV(c)(d)	(4.38)%
Total Return at Market(d)(e)	(4.48)%

Ratio of Net Expenses to Average Net Assets(f)	0.90%
Ratio of Gross Expenses to Average Net Assets(f)(g)	2.48%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)	(0.14)%
Portfolio Turnover(d)(h)	1,285%

(a)	Commencement of operations.
(b)	Calculated based on average shares method.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(d)	Not annualized for periods less than one year.
(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(f)	Annualized for periods less than one year.
(g)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(h)	Excludes the impact of in-kind transactions.
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Revere Sector Opportunity ETF	August 23, 2021(a) through September 30, 2021
Net Asset Value, Beginning of Period	$25.00

Net Investment Income (Loss)(b)	0.07
Net Realized and Unrealized Gains (Losses) on Investments	(1.21)
Total from Investment Activities	(1.14)

Distributions from Net Investment Income	—
Distributions from Net Realized Gains on Investments	—
Total Distributions	—

Net Asset Value, End of Period	$23.86
Net Assets at End of Period (000’s)	$6,560

Total Return at NAV(c)(d)	(4.58)%
Total Return at Market(d)(e)	(4.44)%

Ratio of Net Expenses to Average Net Assets(f)	1.05%
Ratio of Gross Expenses to Average Net Assets(f)(g)	3.69%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)	2.62%
Portfolio Turnover(d)(h)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares method.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(d)	Not annualized for periods less than one year. Portfolio Turnover was 0% due to no applicable transactions during the period.
(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(f)	Annualized for periods less than one year.
(g)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(h)	Excludes the impact if in-kind transactions.
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APPENDIX D

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS OF THE TARGET FUNDS

To the knowledge of each Target Fund, as of _________, 2022 the following persons held of record or beneficially 5% or more of the outstanding class of shares of a Target Fund.

Target Fund	% of Total Outstanding Shares
The SPAC and New Issue ETF

The De-SPAC ETF

The Short De-SPAC ETF

FOMO ETF

Revere Sector Opportunity ETF

Tuttle Capital Short Innovation ETF

D-1

To the knowledge of each Target Fund, as of _________, 2022, the following persons held of record or beneficially 25% or more of the outstanding shares of an Target Fund. Persons holding more than 25% of the outstanding shares of an Target Fund may be deemed to have “control” (as that term is defined in the 1940 Act) and may be able to affect or determine the outcome of matters presented for a vote of shareholders.

Target Fund	Shareholder Account Registration	% of Total Outstanding Shares of the Target Fund
The SPAC and New Issue ETF

The De-SPAC ETF

The Short De-SPAC ETF

FOMO ETF

Revere Sector Opportunity ETF

Tuttle Capital Short Innovation ETF

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APPENDIX E

MORE INFORMATION ABOUT THE ACQUIRING FUND

The term “Fund” below refers to the Acquiring Fund. The term “Advisor” refers to AXS.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES

Each Fund is a series of Investment Managers Series Trust II (the “Trust”) and is regulated as an “investment company” under the 1940 Act. Each Fund’s investment objective is non-fundamental and may be changed without approval by the holders of a majority of the outstanding voting securities of the Fund. Unless an investment policy is identified as being fundamental, all investment policies included in this prospectus and the Funds’ Statement of Additional Information (“SAI”) are non-fundamental and may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval. If there is a material change to a Fund’s investment objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will achieve its investment objective.

Exchange-Traded Funds

ETFs are registered investment companies that trade on a securities exchange. The shares of ETFs may, at times, trade at a premium or discount to their net asset value. In addition, the Fund will incur brokerage costs when purchasing and selling shares of ETFs. As a shareholder in an ETF, the Fund will bear its ratable share of the ETF’s expenses, and would remain subject to payment of the ETF’s advisory and administrative fees with respect to assets so invested. Shareholders would therefore be subject to duplicative expenses. Securities of ETFs may be leveraged, in which case the value and/or yield of such securities will tend to be more volatile than securities of unleveraged securities.

Generally, investments in ETFs are subject to statutory limitations prescribed by the 1940 Act. These limitations include a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company, a prohibition on investing more than 5% of the Fund’s total assets in the securities of any one investment company or more than 10% of its total assets, in the aggregate, in investment company securities. Rule 12d1-4 under the 1940 Act became effective January 19, 2021. Rule 12d1-4 allows, subject to certain conditions, the Fund to invest in other registered investment companies and other registered investment companies to invest in the Fund beyond the limits contained in Section 12(d)(1) of the 1940 Act.

AXS SPAC and New Issue ETF

The Fund is an actively managed exchange traded fund. In pursuing the Fund’s investment objective, the Fund:

•	will invest at least 80% of its net assets (plus any borrowings for investment purposes) in units and shares of SPACs that have a minimum capitalization of $100 million and companies that completed an IPO within the last two years.
•	may seek to sell SPAC warrants that it receives in connection with the purchase of a SPAC’s units in order to generate additional returns for shareholders.
•	may invest in depositary receipts for cash management purposes.

For cash management purposes or due to a lack of suitable investment opportunities, the Fund may hold up to 20% of its net assets in cash or similar short-term, high-quality debt securities. The Fund may purchase units of SPACs that have completed an IPO within the last two years on a secondary market or in a SPAC IPO. A SPAC that has completed a business transaction within the last two-years is considered a company that has completed an IPO within the last two-years. The Fund may enter into such swap agreements on publicly traded SPACs and equity securities of companies of any market capitalization that have completed an IPO within the

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last two-years. The Fund utilizes swap agreements in order to receive the returns associated with owning a SPAC or company that completed an initial public offering within the last two-years without the cost associated with directly investing in the SPAC. The Fund will utilize swap agreements to increase leverage in the Fund’s investments.

The Advisor utilizes fundamental analysis to identify investment opportunities with favorable attributes, to evaluate industry dynamics, measure the strength of the business model and management skill. The Advisor utilizes its analysis and research to avoid concentrating the Fund’s assets in an industry. The Advisor will perform research and due diligence on the SPAC sponsors or management teams. The Advisor’s evaluation of the sponsor will include the sponsor’s history in allocating capital, securing financing, experience managing public companies, and background in the area/industry where the SPAC is searching for a business combination. The Advisor may sell a position when it a SPAC either announces a business combination or the price increases. In managing the Fund’s portfolio, the Advisor will engage in frequent trading, resulting in a high portfolio turnover rate.

AXS De-SPAC ETF

The Fund attempts to replicate the Index by investing all, or substantially all (no less than 80%), of its net assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index. Although the Adviser intends to be fully invested in the Index, the Fund may invest up to 20% of the Fund’s net assets in cash and cash like equivalents. [As of December 31, 2021, there were 25 issuers in the Index].

The Index is comprised of twenty-five of the largest companies, based on market capitalization, that have completed a business combination transaction with a SPAC within one year of the Index’s screening date.

The Herculoid Group LLC is the index provider for the Index. Solactive AG independently prices the Index on a continuous basis during equity market hours. The Index is rebalanced on a monthly basis.

The Advisor uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

AXS Short De-SPAC ETF

The Fund is an actively managed exchange traded fund that attempts to achieve the inverse return of the Index by purchasing option contracts on the individual securities in the Index and entering into swap agreements on the Index. The Index is comprised of twenty-five of the largest companies, based on market capitalization, that have completed a business combination transaction with a SPAC. The Fund will enter into swap agreements with major global financial institutions for a specified period ranging from a day to more than one year whereby, the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Index. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing the Index. In addition to swap agreements, the Advisor may purchase put options on individual securities that comprise the Index when the cost of including individual securities in the swap agreement is too expensive.

The Herculoid Group LLC is the index provider for the Index. Solactive AG independently prices the Index on a continuous basis during equity market hours. The Index is rebalanced on a monthly basis.

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Additionally, the Fund will invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index’s performance decreases over a period longer than a single day.

AXS FOMO ETF

Principal Investment Strategies

The Fear of Missing Out (“FOMO”) is commonly defined as a social anxiety stemming from the belief that others might be enjoying something while the person suffering anxiety misses out. The Fund’s strategy is related to the FOMO because it allows investors to invest in areas of the market that are currently in favor by retail and individual investors; thus, avoiding FOMO.

In pursuing the Fund’s investment objective, the Fund will invest in:

•	equity securities of U.S., foreign, and emerging market companies of any market capitalization and special purpose acquisition companies
•	equity ETFs and fixed income ETFs
•	volatility and inverse volatility ETFs and ETNs
•	leveraged and inverse ETFs and ETNs, that seek to provide the inverse performance of stock indices, treasury bonds, and volatility ETFs
•	Put and/or call options to manage the risk of a significant movement in the value of domestic equities over rolling one-month periods

The Fund many invest in SPACs that have yet to complete a business combination transaction or companies that have completed a business combination transaction with a SPAC within the last two years. A SPAC is blank check company that has not yet merged with an operating company or even chosen a merger target. SPACs are formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses. The Fund may also sell options on the above listed securities in order to generate income for the Fund from premiums.

The Fund will invest in fixed income ETFs that invest in domestic and foreign fixed income securities of any credit rating maturity and duration. Such fixed income securities will include high yield bonds (commonly known as “junk bonds”). The Fund considers high yield bonds to be those that are rated lower than Baa3 by Moody’s Investors Service or lower than BBB- by Standard & Poor’s rating group. High yield bonds have a higher expected rate of default than investment grade bonds.

The Advisor uses proprietary investment models that combine market trend and counter trend following, and market analysis across asset classes to determine when to buy, sell, or hold equity securities. The Advisor uses trend following models to track and purchase securities that are perceived as increasing in value and to avoid securities that are perceived to be decreasing in value. The Advisor uses counter trend models to track and purchase securities that have been increasing in value, but are currently perceived to be oversold. Furthermore, the Advisor may use intermarket analysis to look for divergences between asset classes that tend to either move together or move apart.

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Because of the tactical nature of the Advisor’s strategy, the Fund may engage in frequent trading of its portfolio which will result in a higher portfolio turnover rate.

AXS Revere Sector Opportunity ETF

Principal Investment Strategies

The Fund is an actively managed ETF that will primarily invest in ETFs that represent a sector of the S&P 500 Index (“Sector ETFs”). The Advisor delegates execution of the Fund’s strategy to the Sub-Advisor. The Sub-Advisor invests the Fund’s assets based on a proprietary sector selection model. The Sub-Advisor’s model recommends allocations for the Fund’s assets among Sector ETFs that each focus on common stocks of companies included in an individual sectors of the S&P 500® Index, as determined by the Global Industry Classification Standard (GICS®). The Sub-Advisor defines a Sector ETF as an ETF that invests its holdings in companies that are selected on the basis of general industry classification from a universe of companies defined by the Standard & Poor’s 500 Composite Stock® Index. The S&P 500 Index is composed of the following eleven sectors: Information Technology, Health Care, Financials, Consumer Discretionary, Communication Services, Industrials, Consumer Staples, Energy, Utilities, Real Estate, and Materials. Under normal market conditions, the Sub-Advisor will invest the Fund’s assets in all eleven sectors that comprise the S&P 500 Index.

The S&P 500 Index is composed of the following eleven sectors:

•	Information Technology - consists of companies that develop or distribute technological items or services, and includes internet companies.
•	Health Care - consists of companies such as medical supply companies, pharmaceutical companies, and scientific-based operations or services that aim to improve the human body or mind.
•	Financials - companies involved in finance, investing, and the movement or storage of money. It includes banks, credit card issuers, credit unions, insurance companies, and mortgage REITs.
•	Consumer Discretionary - consumer products are luxury items or services that are not necessary for survival. The demand for these items depends on economic conditions and the wealth of individuals.
•	Communication Services - consists of companies that keep people connected. This includes internet providers and phone plan providers.
•	Industrials – includes a wide range of companies, from airlines and railroad companies to military weapons manufacturers.
•	Consumer Staples – includes companies that provide all the necessities of life. This includes food and beverage companies, household product providers, and personal product providers.
•	Energy - consists of all companies that play a part in the oil, gas, and consumable fuels business. This includes companies that find, drill, and extract the commodity.
•	Utilities - utility companies provide or generate electricity, water, and gas to buildings and households.
•	Real Estate – includes REITs and real estate.
•	Materials - Companies within the materials sector provide the raw material needed for other sectors to function.

The Fund’s assets are allocated among ETFs based on the sub-adviser’s proprietary sector selection model. The model incorporates macroeconomic, financial and market data to determine how to allocate the Fund’s asset among the individual sectors of the S&P 500 Index. The Sub-Advisor’s model determines whether each sector is “underweight”, “overweight” or “index weight” and allocates the Fund’s portfolio accordingly. The terms “overweight (greater allocation)”, “underweight (lesser allocation)”, and “index weight (equal allocation)” reflect the Sub-Advisor’s allocation of the Fund’s portfolio when compared to the S&P 500 Index. If the Sub-Advisor’s models determine that a sector is “overweight”, the Sub-Advisor will allocate a higher portion of the Fund’s portfolio to the sector when compared to the sector weighting in the S&P 500 Index. If the Sub-

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Advisor’s models determine that a sector is “underweight”, the Sub-Advisor will allocate a smaller portion of the Fund’s portfolio to the sector when compared to the current sector weighting in the S&P 500 Index. When the Sub-Advisor’s models determine that a sector is “index weight”, the Sub-Advisor will invest the Fund’s portfolio to approximately mirror the sector’s weighing when compared to the S&P 500 Index. The Sub-Advisor determines whether a sector is underweight, overweight, or index weight based on daily weekly, and monthly evaluation as well as review of technical factors. The portfolio’s final sector allocation is subject to the Sub-Advisor’s risk and diversification constraints, which may limit the amount a sector may represent in the portfolio. The Sub-Advisor’s diversification constraints require the Fund to invest in at least five of the eleven sectors that comprise the S&P 500 Index at all times. The Sub-Advisor may not fully implement the results of the model if it believes the model does not take into account all relevant data, or that a different evaluation or weighting of the data is more appropriate. It is possible the Fund may not have exposure to all sectors at all times.  In managing the Fund’s portfolio, the Sub-Advisor will actively manage the Fund, resulting in a high portfolio turnover rate. The Sub-Advisor may adjust holdings based on changes in the S&P 500 economic sector weightings.

AXS Short Innovation ETF

Principal Investment Strategies

The Fund is an actively managed exchange traded fund that attempts to achieve the inverse (-1x) of the return of the ARK Innovation ETF for a single day, not for any other period, by entering into a swap agreement on the ARK Innovation ETF. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation.

The Fund will enter into one or more swap agreements with major global financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the ARK Innovation ETF. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the ARK Innovation ETF.

The ARK Innovation ETF is an actively managed exchange traded fund that seeks long-term growth of capital by investing under normal circumstances primarily (at least 65% of its assets) in domestic and foreign equity securities of companies that are relevant to the Fund’s investment theme of disruptive innovation. It is typically comprised of 35-55 companies.

Additionally, the Fund may invest between 40-80% of the Fund’s portfolio depending on the amount of collateral required by the Fund’s counterparties in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

The Trust, the Fund and AXS are not affiliated with the ARK Innovation ETF, the ARK Innovation ETF’s investment advisor, or the ARK ETF TRUST.

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Non-Principal Investments of the Funds

Cash Equivalents and Short-Term Investments

The Funds may invest in securities with maturities of less than two years or cash equivalents, or it may hold cash for temporary defensive purposes. The percentage of a Fund invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, a Fund may depart from its principal investment strategies and invest part or all of its assets in these securities or it may hold cash. During such periods, the Fund may not be able to achieve its investment objective. Each Fund may adopt a defensive strategy when the portfolio manager believes instruments in which the Fund normally invests have elevated risks due to political or economic factors and in other extraordinary circumstances.

Disclosure of Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Fund’s SAI, which is available at www.axsinvestments.com.

ADDITIONAL RISKS OF INVESTING IN THE FUNDS

Risk is inherent in all investing. Investing in the Funds involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that a Fund will meet its stated objective. Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above as well as additional Non-Principal Risks set forth below in this prospectus.

Principal Risks Of The Funds

Market risk (All Funds). The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

ETF structure risks (All Funds). The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Acquiring Fund. The Acquiring Fund has a limited number of institutions that act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Acquiring Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, shares may trade at a discount to the Acquiring Fund’s net asset value and possibly face delisting.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Acquiring Fund shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Acquiring Fund’s NAV and the price at which the Acquiring Fund shares are trading on the Exchange, which could result in a decrease in value of the

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Acquiring Fund shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Acquiring Fund’s portfolio securities and the Acquiring Fund’s market price. This reduced effectiveness could result in Acquiring Fund shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for Acquiring Fund shares.

Fluctuation of Net Asset Value Risk. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market prices of shares will approximate the Acquiring Fund’s NAV, there may be times when the market prices of shares is more than the NAV (premium) or less than the NAV (discount). Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Acquiring Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Acquiring Fund shares may decrease considerably and cause the market price of Acquiring Fund shares to deviate significantly from the Acquiring Fund’s NAV.

Trading Issues Risk. Although the Acquiring Fund shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Acquiring Fund shares will develop or be maintained. Trading in Acquiring Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Acquiring Fund shares inadvisable. In addition, trading in Acquiring Fund shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Acquiring Fund shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Acquiring Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Acquiring Fund, it may have difficulty maintaining its listings on the Exchange.

Costs of Buying or Selling Shares. Investors buying or selling shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for shares based on trading volume and market liquidity, and the spread is generally lower if shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Further, a relatively small investor base in the Acquiring Fund, asset swings in the Acquiring Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling shares, including bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

Management and strategy risk (All Funds). The value of your investment depends on the judgment of the Fund’s advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

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SPAC risk (AXS SPAC and New Issue ETF, AXS De-SPAC ETF, AXS Short De-SPAC ETF, and AXS FOMO ETF). Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market fund securities and cash. To the extent the SPAC is invested in cash or similar securities, this may impact the Fund’s ability to meet its investment objective. If an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders, less certain permitted expenses, and any warrants issued by the SPAC will expire worthless. As SPACs and similar entities generally have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Certain SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or subject to restrictions on resale. Companies that have completed a business transaction with a SPAC (“SPAC-derived companies”) may share similar illiquidity risks of private equity and venture capital. The free float shares held by the public in a SPAC-derived company are typically a small percentage of the market capitalization. The ownership of many SPAC-derived companies often includes large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following a business combination transaction when shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released.

SPAC-derived company risk (AXS De-SPAC ETF and AXS Short De-SPAC ETF). Companies that have completed a business transaction with a SPAC (“SPAC-derived companies”) may share similar illiquidity risks of private equity and venture capital. The free float shares held by the public in a SPAC-derived company are typically a small percentage of the market capitalization. The ownership of many SPAC-derived companies often includes large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following a business combination transaction when shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released.

SPAC tax risk (AXS SPAC and New Issue ETF and AXS De-SPAC ETF). It is possible that the Fund may hold equity interests in SPACs or other entities that are treated as passive foreign investment companies (“PFICs”) or controlled foreign corporations (“CFCs”) for U.S. federal income tax purposes. The application of the PFIC and CFC rules is complex and is not clear in all cases. It is possible that the IRS could take a position with respect to the PFIC or CFC rules that is contrary to positions taken by the Fund and/or one or more entities in which the Fund invests. If such an IRS position were to be sustained, then such entity or entities, the Fund and the Fund’s shareholders could suffer adverse tax consequences. The economic burden of those adverse tax consequences could be borne by Fund shareholders in the year the position is sustained, even though (a) those adverse tax consequences were properly attributable to an earlier taxable year in which the Fund’s shares were held by different shareholders or in different proportions, and/or (b) the Fund no longer holds interests in the relevant SPAC or other entity.

Asset allocation risk (AXS Revere Sector Opportunity ETF).  The Fund’s investment performance depends upon the successful allocation by the sub-adviser of the Fund’s assets among asset classes, geographical regions, industry sectors, and specific issuers and investments. There is no guarantee that the sub-adviser’s allocation techniques and decisions will produce the desired results.

Compounding risk (AXS Short De-SPAC ETF). The return of the Fund for a period longer than a single day is the result of its return for each day compounded over the period and usually will differ in amount and possibly even direction from the Fund’s stated multiple times the return of the Index for the same period.

Correlation risk (AXS Short Innovation ETF and AXS Short De-SPAC ETF). A number of factors may impact the Fund’s ability to achieve a high degree of inverse correlation with the ARK Innovation ETF. There is no guarantee that the Fund will achieve a high degree of inverse correlation with the ARK Innovation ETF.

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Counterparty risk (AXS SPAC and New Issue ETF, AXS Short De-SPAC ETF and AXS Short Innovation ETF). A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

COVID-19 related market events (All Funds). The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in extreme volatility in the financial markets, a domestic and global economic downturn, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There have also been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. The pandemic may result in domestic and foreign political and social instability, damage to diplomatic and international trade relations, and continued volatility and/or decreased liquidity in the securities markets. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, are taking extraordinary and unprecedented actions to support local and global economies and the financial markets. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Rates of inflation have also recently risen, which could adversely affect economies and markets. In addition, the COVID-19 pandemic, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers. Other market events like the COVID-19 pandemic may cause similar disruptions and effects.

Cybersecurity risk (All Funds). Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, the Sub-Advisor(s) and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Depositary Receipts Risk (AXS SPAC and New Issue ETF). The Fund may invest in depositary receipts. Depositary receipts may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Certain countries may limit the ability to convert depositary into the underlying foreign securities and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related depositary receipts. Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by a depositary and the issuer of the underlying security. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Unsponsored receipts may involve higher expenses and may be less liquid. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

Derivatives risk (AXS SPAC and New Issue ETF, AXS Short De-SPAC ETF, AXS FOMO ETF, and AXS Short Innovation ETF). Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include futures, options, swaps and forward contracts. Using derivatives exposes the Fund to additional or heightened risks, including leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, and credit risk. Derivatives transactions can be highly illiquid and difficult to unwind or value, they can increase Fund volatility, and changes in the value of a derivative held by the Fund

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may not correlate with the value of the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, derivatives are subject to additional risks such as operational risk, including settlement issues, and legal risk, including that underlying documentation is incomplete or ambiguous. For derivatives that are required to be cleared by a regulated clearinghouse, other risks may arise from the Fund’s relationship with a brokerage firm through which it submits derivatives trades for clearing, including in some cases from other clearing customers of the brokerage firm.

Effects of compounding and market volatility risk (AXS Short Innovation ETF and AXS Short De-SPAC ETF). The Fund has a daily investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from -100% of the ARK Innovation ETF’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are inverse and that rebalance daily. For an inverse Fund, if adverse daily performance of the ARK Innovation ETF reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the ARK Innovation ETF increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes more pronounced as the ARK Innovation ETF’s volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the ARK Innovation ETF during shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the ARK Innovation ETF’s volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) ARK Innovation ETF’s volatility; b) ARK Innovation ETF’s performance; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the ARK Innovation ETF. The chart below illustrates the impact of two principal factors – ARK Innovation ETF’s volatility and ARK Innovation ETF’s performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of ARK Innovation ETF’s volatility and ARK Innovation ETF’s performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the securities included in the ARK Innovation ETF; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain inverse exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher ARK Innovation ETF volatility, compounding will cause results for periods longer than a trading day to vary from -100% of the performance of the ARK Innovation ETF.

As shown in the chart below, the Fund would be expected to lose 6.04% if the ARK Innovation ETF provided no return over a one year period during which the ARK Innovation ETF experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the ARK Innovation ETF’s return is flat.  For instance, if the ARK Innovation ETF’s annualized volatility is 100%, the Fund would be expected to lose 63.23% of its value, even if the cumulative ARK Innovation ETF’s return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than -100% of the performance of the ARK Innovation ETF and those shaded gray represent those scenarios where the Fund can be expected to return more than -100% of the performance of the ARK Innovation ETF. The Fund’s actual returns may be significantly better or worse than the returns shown below.

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One Year ARK Innovation ETF	-100% One Year ARK Innovation ETF	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	60%	148.55%	134.42%	95.28%	43.98%	-5.83%
-50%	50%	99.13%	87.77%	56.26%	15.23%	-24.77%
-40%	40%	66.08%	56.57%	30.21%	-4.08%	-37.57%
-30%	30%	42.43%	34.25%	11.56%	-17.98%	-46.76%
-20%	20%	24.67%	17.47%	-2.47%	-28.38%	-53.72%
-10%	10%	10.83%	4.44%	-13.28%	-36.52%	-58.79%
0%	0%	-0.25%	-6.04%	-22.08%	-42.90%	-63.23%
10%	-10%	-9.32%	-14.64%	-29.23%	-48.27%	-66.67%
20%	-20%	-16.89%	-21.75%	-35.24%	-52.72%	-69.67%
30%	-30%	-23.29%	-27.84%	-40.25%	-56.41%	-71.94%
40%	-40%	-28.78%	-33.01%	-44.63%	-59.81%	-74.32%
50%	-50%	-33.55%	-37.52%	-48.57%	-62.60%	-76.19%
60%	-60%	-37.72%	-41.51%	-51.96%	-65.19%	-78.12%

The ARK Innovation ETF’s annualized historical volatility rate for the five-year period ended December 31, 2021, was 34.2%. The ARK Innovation ETF’s highest volatility rate for any one calendar year during the five-year period was 48.89% and volatility for a shorter period of time may have been substantially higher. The ARK Innovation ETF’s annualized performance for the five-year period ended December 31, 2021, was 38.93%. Historical ARK Innovation ETF volatility and performance are not indications of what the ARK

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Innovation ETF’s volatility and performance will be in the future. The volatility of the securities that reflect the value of the ARK Innovation ETF, such as swaps, may differ from the volatility of the ARK Innovation ETF.

Emerging markets risk (AXS FOMO ETF). Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed and less stable economic, political and legal systems than those of more developed countries. There may be less publicly available and reliable information about issuers in emerging markets than is available about issuers in more developed markets. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Equity risk (AXS SPAC and New Issue ETF, AXS De-SPAC ETF, AXS Short De-SPAC ETF, and AXS FOMO ETF). The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

ETF risk (AXS FOMO ETF and AXS Revere Sector Opportunity ETF). Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

ETN risk (AXS FOMO ETF). ETNs are debt securities that combine certain aspects of ETFs and bonds. ETNs are not investment companies and thus are not regulated under the 1940 Act. ETNs, like ETFs, are traded on stock exchanges and generally track specified market indices, and their value depends on the performance of the underlying index and the credit rating of the issuer. ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

Fixed income securities risk (AXS Short De-SPAC ETF, AXS FOMO ETF, and AXS Short Innovation ETF). The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

Foreign investment risk (AXS FOMO ETF). The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. Changes in exchange rates and interest rates, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”). Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting

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requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.

Government-sponsored entities risk (AXS Short De-SPAC ETF, and AXS Short Innovation ETF). The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) when it is not obligated to do so.

High yield (“junk”) bond risk (AXS FOMO ETF). High yield bonds are debt securities rated below investment grade (often called “junk bonds”). Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Index provider risk (AXS De-SPAC ETF). There is no assurance that the Index Provider, or any agents that act on its behalf, will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. The Index Provider relies on an independent calculation agent to calculate and disseminate the Index accurately. Any losses or costs associated with errors made by the Index Provider or its agents generally will be borne by the Acquiring Fund and its shareholders.

Indexing strategy/Index tracking risk (AXS De-SPAC ETF). The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. Errors in Index data, Index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. When there are changes made to the component securities of the Index and the Fund in turn makes similar changes to its portfolio, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the Fund and its shareholders. The Fund may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in the Index. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. While the Advisor seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Advisor may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund’s return and that of the Index.

IPO risk (AXS SPAC and New Issue ETF). The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

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Inverse ETF risk (AXS FOMO ETF). Inverse ETFs seek to provide the inverse daily return of a particular index or group of securities. Over time, the Inverse ETF’s returns may differ dramatically from the returns of the underlying index or group of securities. Longer holding periods and market volatility will exacerbate the differences in the Inverse ETF’s returns compared to those of the index or group of securities. It is possible that an Inverse ETF may decline in value even when the value of the index or group of securities falls.

Inverse risk (AXS Short De-SPAC ETF and AXS Short Innovation ETF). Short (inverse) positions are designed to profit from a decline in the price of particular securities, investments in securities or indices. The Fund will lose value if and when the Index’s price rises – a result that is the opposite from traditional mutual funds and ETFs. Like leveraged investments, inverse positions may be considered aggressive. Inverse positions may also be leveraged. Such instruments may experience imperfect negative correlation between the price of the investment and the underlying security or index. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

Large-cap company risk (AXS SPAC and New Issue ETF, AXS De-SPAC ETF, AXS FOMO ETF, and AXS Short Innovation ETF). Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Leveraged ETF risk (AXS FOMO ETF). Investing in leveraged ETFs will amplify the Fund’s gains and losses.  Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

Leverage risk (AXS SPAC and New Issue ETF, AXS Short De-SPAC ETF, and AXS Short Innovation ETF). Certain Fund transactions, such as entering into futures contracts, options and short sales, may give rise to a form of leverage. Leverage can magnify the effects of changes in the value of the Fund’s investments and make the Fund more volatile. Leverage creates a risk of loss of value on a larger pool of assets than the Fund would otherwise have had, potentially resulting in the loss of all assets. The Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

Liquidity risk (AXS SPAC and New Issue ETF, AXS De-SPAC ETF, AXS Short De-SPAC ETF and AXS Short Innovation ETF). The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

Model risk (AXS Revere Sector Opportunity ETF). Like all quantitative analysis, the sub-adviser’s investment model carries a risk that the model used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the sub-adviser’s model. No assurance can be given that the fund will be successful under all or any market conditions.

Natural resources risk (AXS Revere Sector Opportunity ETF). Investments in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

Non-diversification risk (AXS Short De-SPAC ETF, and AXS Short Innovation ETF). The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers

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exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Options risk (AXS Short De-SPAC ETF and AXS FOMO ETF). Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

Portfolio turnover risk (AXS SPAC and New Issue ETF, AXS FOMO ETF, and AXS Revere Sector Opportunity ETF). Active and frequent trading of the Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund’s performance. A high rate of portfolio turnover is 100% or more.

Pre-determined time frame risk (AXS SPAC and New Issue ETF). SPACs typically have a pre-determined timeframe to merge with an operating company or they will liquidate. If a SPAC is unable to find a merger target, the Fund’s returns may be diminished.

Rebalancing risk (AXS Short De-SPAC ETF). If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Index that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

Sector focus risk (AXS Revere Sector Opportunity ETF). The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.

•	Communications sector risk. Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

•	Consumer discretionary sector risk. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall global economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on their respective profitability. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.
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•	Consumer staples sector risk. Consumer staples companies are subject to government regulation affecting their products which may negatively impact such companies’ performance. For instance, government regulations may affect the permissibility of using various food additives and production methods of companies that make food products, which could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food, beverage, household and personal product companies may be strongly affected by consumer interest, marketing campaigns and other factors affecting supply and demand, including performance of the overall domestic and global economy, interest rates, competition and consumer confidence and spending.

•	Energy sector risk. Issuers in energy-related industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels. Markets for various energy-related commodities can have significant volatility, and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures, and to incur significant amounts of debt, in order to maintain or expand their reserves. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, acts of terrorism, war, political and world events, and economic conditions. These companies may be at risk for environmental damage claims.

•	Health care sector risk. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the health care sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the health care sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.

•	Financial sector risk. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments, hackers, changes in monetary and fiscal policies, regulations, and economic conditions could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.
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•	Industrial sector risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation securities, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

•	Materials sector risk. Many materials companies are significantly affected by the level and volatility of commodity prices, exchange rates, import controls, worldwide competition, environmental policies and consumer demand. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The materials sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.

•	Real estate sector risk. An investment in a real property company may be subject to risks similar to those associated with direct ownership of real estate, including, by way of example, the possibility of declines in the value of real estate, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, changes in interest rates, credit and mortgage quality, and operating expenses. Some real property companies have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

•	Technology sector risk. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

•	Utilities sector risk. Utility companies are affected by supply and demand, operating costs, government regulation, environmental factors, liabilities for environmental damage and general civil liabilities, and rate caps or rate changes. Although rate changes of a regulated utility usually fluctuate in approximate correlation with financing costs, due to political and regulatory factors rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company’s earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility equity securities may tend to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater
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competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable. In addition, natural disasters, terrorist attacks, government intervention or other factors may render a utility company’s equipment unusable or obsolete and negatively impact profitability. Among the risks that may affect utility companies are the following: risks of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations; and the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices. Other risks include those related to the construction and operation of nuclear power plants, the effects of energy conservation and the effects of regulatory changes.

Small-cap and mid-cap company risk (AXS SPAC and New Issue ETF, AXS De-SPAC ETF, AXS FOMO ETF, and AXS Short Innovation ETF). The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Swap risk (AXS SPAC and New Issue ETF, AXS Short De-SPAC ETF, and AXS Short Innovation ETF). The Fund expects to use swap agreements as a means to achieve its investment objective. Swap agreements are generally traded in over-the-counter (“OTC”) markets and have only recently become subject to regulation by the CFTC. CFTC rules, however, do not cover all types of swap agreements. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with the Fund’s swap agreements. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants. Unlike in futures contracts, the counterparty to uncleared OTC swap agreements is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, the Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. OTC swaps of the type that may be utilized by the Fund are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swaps are also subject to the risk of imperfect correlation between the value of the reference asset underlying the swap and the swap. Leverage inherent in derivatives will tend to magnify the Fund’s gains and losses.

Third party data risk (AXS De-SPAC ETF). The composition of the Index is heavily dependent on proprietary information and data supplied by a third party (“Third Party Data”). When Third Party Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index that would have been excluded or included had the Third Party Data been correct and complete. If the composition of the Index reflects such errors, the Acquiring Fund’s portfolio can be expected to reflect the errors, too.

Tracking error risk (AXS De-SPAC ETF). As with all index funds, the performance of the Acquiring Fund and the Index may differ from each other for a variety of reasons. For example, the Acquiring Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Acquiring Fund

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may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Warrants and rights risk (AXS SPAC and New Issue ETF).  Warrants and rights may lack a liquid secondary market for resale. The prices of warrants and rights may fluctuate as a result of speculation or other factors. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of their underlying securities and are highly volatile and speculative investments. If a warrant or right expires without being exercised, the Fund will lose any amount paid for the warrant or right.

Additional Information Regarding Investment Techniques and Policies for the AXS Short Innovation ETF

The Effects of Fees and Expenses on the Return of a Fund for a Single Trading Day. The AXS Short Innovation ETF seeks to provide a daily return which is the inverse (or opposite) of the daily return of ARK Innovation ETF.

The Fund may have difficulty in achieving its daily inverse investment objective due to fees, expenses, transaction costs, income items, accounting standards, significant purchase and redemption activity by Fund shareholders and/or disruptions or a temporary lack of liquidity in the markets for the securities held by the Fund. Additionally, if the ARK Innovation ETF invests in foreign securities where the foreign market closes before or after the New York Stock Exchange (“NYSE”) closes (generally at 4 p.m. Eastern Time), the performance of the ARK Innovation ETF may differ from the expected daily inverse performance. In a situation where the Fund’s counterparties cannot achieve swap exposure on the ARK Innovation ETF, a counterparty may create a basket that approximates the performance of the ARK Innovation ETF, which will give the Fund short exposure on the individual names and in the correct percentages of the ARK Innovation ETF.

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, a Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

The Fund seek daily returns while repositioning exposure daily. Therefore, for a period longer than one day, the pursuit of a daily investment objective will result in daily compounding. This means that the return of the ARK Innovation ETF over a period of time greater than one day multiplied by the Fund’s daily target (i.e., -100%) generally will not equal the Fund’s performance over that same period. As a consequence, investors should not plan to hold the Fund unmonitored for periods longer than a single trading day. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated daily inverse investment objective and the performance of the ARK Innovation ETF for the full trading day. The Funds is not suitable for all investors.

Consider the following examples:

Mary is considering investments in two funds, Funds A and B. Fund A is a traditional index ETF which seeks (before fees and expenses) to match the performance of the ARK Innovation ETF. Similar to the Fund, Fund B is an ETF that seeks daily investment results (before fees and expenses) that correspond to -100% of the daily performance of the ARK Innovation ETF.

On Day 1, the ARK Innovation ETF increases in value from $100 to $105, a gain of 5%. On Day 2, the ARK Innovation ETF decreases in value from $105 back to $100, a loss of 4.76%. In the aggregate, the ARK Innovation ETF has not moved.

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An investment in the Fund A would be expected to gain 5% on Day 1 and lose 4.76% on Day 2, returning the investment to its original value. The following example assumes a $100 investment in Fund A when the index is also valued at $100:

Day	ARK Innovation ETF Value	ARK Innovation ETF Performance	Value of Fund A Investment
	$100.00		$100.00
1	$105.00	5.00%	$105.00
2	$100.00	-4.76%	$100.00

The same $100 investment in Fund B would be expected to lose 5% on Day 1 (-100% of 5%) but gain 4.76% on Day 2.

Day	ARK Innovation ETF Performance	-100% of ARK Innovation ETF Performance	Value of Fund B Investment
			$100.00
1	5.00%	-5.00%	$95.00
2	-4.76%	4.76%	$99.52

In the case of Fund B, although the percentage decrease on Day 2 is sufficient to bring the value of the ARK Innovation ETF back to its starting point, because the inverse of that percentage is applied to a lower principal amount on Day 2, Fund B has a loss. (These calculations do not include the charges for fund fees and expenses.) As you can see, an investment in Fund B has additional risks than Fund A due to the effects of compounding on Fund B.

An investor who purchases shares of the Fund intra-day will generally receive more, or less, than -100% exposure to the ARK Innovation ETF from that point until the end of the trading day. The actual exposure will be largely a function of the performance of the ARK Innovation ETF from the end of the prior trading day. If the Fund’s shares are held for a period longer than a single trading day, the Fund’s performance is likely to deviate from -100% of the return of the ARK Innovation ETF’s performance for the longer period. This deviation will increase with higher volatility and longer holding periods.

Examples of the Impact of ARK Innovation ETF Volatility. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. Daily rebalancing will typically cause the Fund to lose money if the ARK Innovation ETF experiences volatility. Volatility rate is a statistical measure of the magnitude of fluctuations in the ARK Innovation ETF’s returns over a defined period. For periods longer than a trading day, volatility in the performance of the ARK Innovation ETF from day to day is the primary cause of any disparity between the Fund’s actual returns and the returns of the ARK Innovation ETF for such period. Volatility causes such disparity because it exacerbates the effects of compounding on the Fund’s returns. Consider the following three examples that demonstrate the effect of volatility on a hypothetical fund seeking an 100% correlation with the ARK Innovation ETF:

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Example 1 – ARK Innovation ETF Experiences Low Volatility

Mary invests $10.00 in the hypothetical Fund at the close of trading on Day 1. During Day 2, the ARK innovation ETF decreases from 100 to 98, a 2% loss. Mary’s investment rises 2% to $10.20. Mary holds her investment through the close of trading on Day 3, during which the ARK Innovation ETF decreases from 98 to 96, a loss of 2.04%. Mary’s investment rises to $10.41, a gain during Day 3 of 2.04%. For the two day period since Mary invested in the Fund, the ARK Innovation ETF lost 4% although Mary’s investment increased by 4.1%. Because the ARK Innovation ETF continued to trend upwards with low volatility, Mary’s return closely correlates to the -100% return of the return of the ARK Innovation ETF for the period.

Example 2 – ARK Innovation ETF Experiences High Volatility

Mary invests $10.00 in the hypothetical Fund after the close of trading on Day 1. During Day 2, the ARK Innovation ETF decreases from 100 to 98, a 2% loss, and Mary’s investment rises 2% to $10.20. Mary continues to hold her investment through the end of Day 3, during which the ARK Innovation ETF increases from 98 to 102, a gain of 4.08%. Mary’s investment declines by 4.08%, from $10.20 to $9.78. For the two day period since Mary invested in the Fund, the ARK Innovation ETF gained 2% while Mary’s investment decreased from $10 to $9.78, a 2.20% loss. The volatility of the ARK Innovation ETF affected the correlation between the ARK Innovation ETF’s return for the two day period and Mary’s return. In this situation, Mary lost more than -100% the return of the ARK Innovation ETF.

Example 3 – Intra-day Investment with Volatility

The examples above assumed that Mary purchased the hypothetical Fund at the close of trading on Day 1 and sold her investment at the close of trading on a subsequent day. However, if she made an investment intra-day, she would have received a beta determined by the performance of the ARK Innovation ETF from the end of the prior trading day until her time of purchase on the next trading day. Consider the following example.

Mary invests $10.00 in the hypothetical Fund at 11 a.m. on Day 2. From the close of trading on Day 1 until 11 a.m. on Day 2, the ARK Innovation ETF moved from 100 to 98, a 2% loss. In light of that loss, the Fund’s beta at the point at which Mary invests is -96%. During the remainder of Day 2, the ARK Innovation ETF decreases from 98 to 90, a loss of 8.16%, and Mary’s investment rises 7.83% (which is the ARK Innovation ETF’s gain of 8.16% multiplied by the 96% beta that she received) to $10.78. Mary continues to hold her investment through the close of trading on Day 2, during which the ARK Innovation ETF increases from 90 to 110, a gain of 22.22%. Mary’s investment declines by 18.2%, from $10.78 to $8.82. For the period of Mary’s investment, the ARK Innovation ETF increased from 98 to 110, a gain of 12.25%, while Mary’s investment decreased from $10.00 to $8.82, an 11.8% loss. The volatility of the ARK Innovation ETF affected the correlation between the index’s return for period and Mary’s return. In this situation, Mary lost less than -100% of the return of the ARK Innovation ETF. Mary’s investment was also affected because she missed the first 2% move of the ARK Innovation ETF and had a beta of -96% for the remainder of Day 2.

The Fund is designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Such investors are expected to monitor and manage their portfolios frequently. Investors in the Fund should: (a) understand the consequences of seeking daily investment results, (b) understand the risk of shorting, and (c) intend to actively monitor and manage their investments. Investors who do not understand the Fund or do not intend to actively manage their funds and monitor their investments should not buy the Fund. There is no assurance that any of the Fund offered in this Prospectus will achieve their investment objectives and an investment in any Fund could lose money. The Fund is not a complete investment program.

Market Volatility. The Fund seeks to provide a return which is -100% of the daily performance of its underlying index. The Fund does not attempt to and should not be expected to, provide returns which are -100% of the return of the ARK Innovation ETF for periods other than a single day. The Fund rebalances its

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portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses.

Daily rebalancing will impair the Fund’s performance if the ARK Innovation ETF experiences volatility. For instance, the Fund would be expected to lose 4% (as shown in Table 1 below) if the ARK Innovation ETF provided no return over a one year period and experienced annualized volatility of 20%. If the ARK Innovation ETF’s annualized volatility were to rise to 40%, the hypothetical loss for a one year period for the Fund widens to approximately 15%.

Volatility Range	Fund Loss
10%	-1%

20%	-4%

30%	-9%

40%	-15%

50%	-22%

60%	-30%

70%	-39%

80%	-47%

90%	-55%

100%	-63%

Note that at higher volatility levels, there is a chance of a significant loss of Fund assets even if the ARK Innovation ETF is flat. For instance, if annualized volatility of the ARK Innovation ETF were 100%, the Fund based on the ARK Innovation ETF’s volatility would be expected to lose more than 60% of its value, even if the ARK Innovation ETF returned 0% for the year. The ARK Innovation ETF’s volatility rate is a statistical measure of the magnitude of fluctuations in its return.

Table 2 shows the annualized historical volatility rate for the ARK Innovation ETF over the five year period ended December 31, 2020. Since market volatility has negative implications for Fund which rebalances daily, investors should be sure to monitor and manage their investments in the Fund particularly in volatile markets. The negative implications of volatility in Table 1 can be combined with the recent volatility ranges of various indices in Table 2 to give investors some sense of the risks of holding the Fund for longer periods over the past five years. Historical volatility and performance are not likely indicative of future volatility and performance.

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Table 2 – Historic Volatility of the ARK Innovation ETF

5-Year Historical Volatility Rate
ARK Innovation ETF	31.37%

The Projected Returns of the Fund for Intra-Day Purchases. Because the Fund rebalances its portfolios once daily, an investor who purchases shares during a day will likely have more, or less, than -100% investment exposure to the ARK Innovation for the Fund. The exposure to the ARK Innovation ETF received by an investor who purchases the Fund intra-day will differ from the Fund’s stated daily investment objective (i.e.,-100%) by an amount determined by the movement of the ARK Innovation ETF from its value at the end of the prior day. If the ARK Innovation ETF moves in a direction favorable to the Fund between the close of the market on one trading day through the time on the next trading day when the investor purchases Fund shares, the investor will receive less exposure to the ARK Innovation ETF than the stated fund daily investment objective (i.e., -100%). Conversely, if the ARK Innovation ETF moves in a direction adverse to the Fund, the investor will receive more exposure to the ARK Innovation ETF than the stated fund daily inverse investment objective (i.e., -100%).

Table 3 below indicates the exposure to the ARK Innovation ETF that an intra-day purchase of a Fund would be expected to provide based upon the movement in the value of a Fund’s ARK Innovation ETF from the close of the market on the prior trading day. Such exposure holds until a subsequent sale on that same trading day or until the close of the market on that trading day. For instance, if the ARK Innovation has moved 2% in a direction favorable to the Fund, the investor would receive exposure to the performance of the ARK Innovation ETF from that point until the investor sells later that day or the end of the day equal to approximately 96% of the investor’s investment.

Conversely, if the ARK Innovation ETF has moved 2% in a direction unfavorable to the Fund, an investor at that point would receive exposure to the performance of the ARK Innovation ETF from that point until the investor sells later that day or the end of the day equal to approximately -104% of the investor’s investment.

The table includes a range of the ARK Innovation ETF moves from 5% to – 5% for the Fund; ARK Innovation ETF moves beyond the range noted below will result in exposure further from the Fund’s daily investment objective.

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Table 3

ARK Innovation ETF	Resulting Exposure for the Fund
-5%	-90%

-4%	-92%

-3%	-94%

-2%	-96%

-1%	-98%

0%	-100%

1%	-102%

2%	-104%

3%	-106%

4%	-108%

5%	-110%

The Projected Returns of the Fund for Periods Other Than a Single Trading Day. The Fund seeks investment results on a daily basis – from the close of regular trading on one trading day to the close on the next trading day – which should not be equated with seeking an investment objective for any other period. For instance, if the ARK Innovation ETF gains 10% for a week, the Fund should not be expected to provide a return of -10% for the week even if it meets its daily investment objective throughout the week. This is true because of the financing charges noted above but also because the pursuit of daily investment objectives may result in daily compounding, which means that the return of the ARK Innovation ETF over a period of time greater than one day multiplied by the Fund’s daily inverse investment objective (-100%) will not generally equal the Fund’s performance over that same period. In addition, the effects of compounding become greater the longer shares are held beyond a single trading day.

The following tables set out a range of hypothetical daily performances during a given 10 trading days of the ARK Innovation ETF and demonstrate how changes in the ARK Innovation ETF impact the Fund’s performance for one trading day and cumulatively up to, and including, the entire 10 trading day period. The charts are based on a hypothetical $100 investment in the Fund over a 10 trading day period and do not reflect fees and expenses of any kind.

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ARK Innovation ETF				Fund
	Value	Daily Performance	Cumulative Performance	NAV	Daily Performance	Cumulative Performance
	100			$100.00
Day 1	105	5.00%	5.00%	$ 95.00	-5.00%	-5.00%
Day 2	110	4.76%	10.00%	$ 90.47	-4.76%	-9.53%
Day 3	100	-9.09%	0.00%	$ 98.69	9.09%	-1.31%
Day 4	90	-10.00%	-10.00%	$108.55	10.00%	8.55%
Day 5	85	-5.56%	-15.00%	$114.58	5.56%	14.58%
Day 6	100	17.65%	0.00%	$ 94.35	-17.65%	-5.65%
Day 7	95	-5.00%	-5.00%	$ 99.06	5.00%	-0.94%
Day 8	100	5.26%	0.00%	$ 93.84	-5.26%	-6.16%
Day 9	105	5.00%	5.00%	$ 89.14	-5.00%	-10.86%
Day 10	100	-4.76%	0.00%	$ 93.38	4.76%	-6.62%

The cumulative hypothetical performance of the ARK Innovation ETF in Table 4 is 0% for 10 trading days. The hypothetical return of the Fund for the 10 trading day period is -6.62%. The volatility of the hypothetical underlying index performance and lack of a clear trend results in performance for the Fund for the period which bears little relationship to the performance of the ARK Innovation ETF for the 10 trading day period.

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Table 5 – The ARK Innovation ETF Rises in a Clear Trend

ARK Innovation ETF				Fund
	Value	Daily Performance	Cumulative Performance	NAV	Daily Performance	Cumulative Performance
	100			$100.00
Day 1	102	2.00%	2.00%	$ 98.00	-2.00%	-2.00%
Day 2	104	1.96%	4.00%	$ 96.07	-1.96%	-3.93%
Day 3	106	1.92%	6.00%	$ 94.22	-1.92%	-5.78%
Day 4	108	1.89%	8.00%	$ 92.43	-1.89%	-7.57%
Day 5	110	1.85%	10.00%	$ 90.72	-1.85%	-9.28%
Day 6	112	1.82%	12.00%	$ 89.06	-1.82%	-10.94%
Day 7	114	1.79%	14.00%	$ 87.46	-1.79%	-12.54%
Day 8	116	1.75%	16.00%	$ 85.92	-1.75%	-14.08%
Day 9	118	1.72%	18.00%	$ 84.44	-1.72%	-15.56%
Day 10	120	1.69%	20.00%	$ 83.01	-1.69%	-16.91%

The cumulative hypothetical performance of the ARK Innovation ETF in Table 5 is 20% for 10 trading days. The hypothetical return of the Fund for the 10 trading day period is -16.91%. In this case, because of the positive hypothetical performance of the ARK Innovation ETF, the Fund’s hypothetical decline is less than -100% of the hypothetical ARK Innovation ETF’s gain for the 10 trading day period.

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Table 6 – The ARK Innovation ETF Declines in a Clear Trend

ARK Innovation ETF				Fund
	Value	Daily Performance	Cumulative Performance	NAV	Daily Performance	Cumulative Performance
	100			$100.00
Day 1	98	-2.00%	-2.00%	$102.00	2.00%	2.00%
Day 2	96	-2.04%	-4.00%	$104.08	2.04%	4.08%
Day 3	94	-2.08%	-6.00%	$106.24	2.08%	6.24%
Day 4	92	-2.13%	-8.00%	$108.50	2.13%	8.50%
Day 5	90	-2.17%	-10.00%	$110.85	2.17%	10.85%
Day 6	88	-2.22%	-12.00%	$113.31	2.22%	13.31%
Day 7	86	-2.27%	-14.00%	$115.88	2.27%	15.88%
Day 8	84	-2.33%	-16.00%	$118.58	2.33%	18.58%
Day 9	82	-2.38%	-18.00%	$121.40	2.38%	21.40%
Day 10	80	-2.44%	-20.00%	$124.36	2.44%	24.36%

The cumulative hypothetical performance of the ARK Innovation ETF in Table 6 is -20% for 10 trading days. The return of the Fund for the 10 trading day period is 24.36%. In this case, because of the negative hypothetical performance of the ARK Innovation ETF, the Fund’s hypothetical gain is greater than 100% of the ARK Innovation ETF’s decline for the 10 trading day period.

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MANAGEMENT OF THE FUNDS

Each Fund is a series of Investment Managers Series Trust II, an investment company registered under the 1940 Act. Each Fund is treated as a separate fund with its own investment objectives and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the overall management and direction of the Trust. The Board elects the Trust’s officers and approves all significant agreements, including those with the Advisor, Sub-Advisor, custodian and fund administrative and accounting agent.

Investment Advisor

AXS Investments LLC, a Delaware limited liability company, serves as the Funds’ advisor pursuant to an investment management agreement (the “Investment Advisory Agreement”). The principal office of the Advisor is located at 181 Westchester Ave, Suite 402, Port Chester, New York 10573. The Advisor has approximately $639 million in assets under management as of December 31, 2021.

Pursuant to the Advisory Agreement, for its services, the Advisor is entitled to receive an annual management fee as listed below of each Fund’s average daily net assets, calculated daily and payable monthly.

Fund	Contractual Advisory Fees As a Percentage of Average Daily Net Assets
AXS SPAC and New Issue ETF	0.83%
AXS De-SPAC ETF	0.75%
AXS Short De-SPAC ETF	0.90%
AXS FOMO ETF	0.80%
AXS Revere Sector Opportunity ETF	0.95%
AXS Short Innovation ETF	0.65%[1]

1 AXS has agreed to a contractual management fee of 0.65% for a period of two years from the date of the Reorganization of the Tuttle Capital Short Innovation ETF, the AXS Short Innovation Fund’s Predecessor Fund, after which period the management fee will be 0.75%.

A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreements for the AXS SPAC and New Issue ETF, AXS De-SPAC ETF, AXS Short De-SPAC ETF and AXS Short Innovation ETF will be available in the Funds’ Annual Report to shareholders for the fiscal period ended September 30, 2022. A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement for the AXS FOMO ETF will be available in the Fund’s Semi-Annual Report to shareholders for the period ended September 30, 2022. A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement and Investment Sub-Advisory Agreement for the AXS Revere Sector Opportunity ETF will be available in the Fund’s Semi-Annual Report to shareholders for the period ended September 30, 2022.

Investment Sub-Advisor

Revere Wealth Management, LLC, located at 650 Fifth Avenue, 35th Floor, New York, New York 10019, serves as sub-advisor to the AXS Revere Sector Opportunity ETF and provides asset allocation recommendations to the Advisor. For its services, the Sub-Advisor is paid a fee by the Advisor.

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Portfolio Managers

Matthew Tuttle, Managing Director and Portfolio Manager of the Advisor, serves as portfolio manager for the AXS SPAC and New Issue ETF, AXS De-SPAC ETF, AXS Short De-SPAC ETF, AXS FOMO ETF and AXS Short Innovation ETF. Mr. Tuttle joined AXS in [January 2022] and has over [__] years of experience in portfolio management. Prior to joining AXS, Mr. Tuttle was President, Chief Executive Officer and Chief Investment Officer of Tuttle Capital Management, LLC from [  ] to [  ], 2022 and was responsible for managing the SPAC and New Issue ETF, De-SPAC ETF, Short De-SPAC ETF, FOMO ETF and Tuttle Capital Short Innovation ETF.

Parker Binion, Portfolio Manager of the Advisor, serves as portfolio manager for the AXS SPAC and New Issue ETF, AXS De-SPAC ETF, AXS Short De-SPAC ETF, AXS FOMO ETF and AXS Short Innovation ETF. Mr. Binion joined AXS in January 2021. Prior to joining AXS, Mr. Binion was a portfolio manager of Kerns Capital Management, Inc. since September 2014, and was responsible for managing the firm’s separately managed account strategies and hedging/net exposure strategies. Prior to 2014, Mr. Binion was an investment advisor representative with Heritage Capital from 2012 to 2014. He holds an A.B. in political science with a concentration in economics from Duke University and a J.D. with honors from the University of Texas at Austin.

Scott Fullman, Portfolio Manager of the Sub-Advisor, serves as the portfolio manager of the AXS Revere Sector Opportunity Fund. Mr. Fullman joined the Sub-Advisor in [    ] and has over [    ] years of portfolio management experience.

The Funds’ SAI provides additional information about the compensation structure for the portfolio manager, other accounts that the portfolio manager manages and the ownership of Shares by the portfolio manager.

Manager of Managers Structure

AXS and the Trust have received an exemptive order from the SEC for the Funds which allows AXS to operate the Funds under a “manager of managers” structure (the “Order”). Pursuant to the Order, AXS may, subject to the approval of the Board, hire or replace sub-advisors and modify any existing or future agreement with such sub-advisors without obtaining shareholder approval.

Pursuant to the Order, AXS, with the approval of the Board, has the discretion to terminate any sub-advisor and allocate and reallocate a Fund’s assets among AXS and any other sub-advisor. AXS has the ultimate responsibility, subject to the oversight and supervision by the Board, to oversee any sub-advisor for a Fund and to recommend, for approval by the Board, the hiring, termination and replacement of sub-advisors for a Fund. In evaluating a prospective sub-advisor, AXS will consider, among other things, the proposed sub-advisor’s experience, investment philosophy and historical performance. AXS remains ultimately responsible for supervising, monitoring and evaluating the performance of any sub-advisor retained to manage a Fund. Within 90 days after hiring any new sub-advisor, the respective Fund’s shareholders will receive information about any new sub-advisory relationships.

Use of the “manager of managers” structure does not diminish AXS’s responsibilities to the Funds under its Advisory Agreement. AXS has overall responsibility, subject to oversight by the Board, to oversee the sub-advisors and recommend their hiring, termination and replacement. Specifically, AXS will, subject to the review and approval of the Board: (a) set a Fund’s overall investment strategy; (b) evaluate, select and recommend sub-advisors to manage all or a portion of a Fund’s assets; and (c) implement procedures reasonably designed to ensure that each sub-advisor complies with the respective Fund’s investment goal, policies and restrictions. Subject to the review by the Board, AXS will: (a) when appropriate, allocate and reallocate a Fund’s assets among multiple sub-advisors; and (b) monitor and evaluate the performance of the sub-advisors. Replacement

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of AXS or the imposition of material changes to the Advisory Agreement would continue to require prior shareholder approval.

Fund Expenses

Each Fund is responsible for its own operating expenses (all of which will be borne directly or indirectly by the Fund’s shareholders), including among others, legal fees and expenses of counsel to the Fund and the Fund’s independent trustees; insurance (including trustees’ and officers’ errors and omissions insurance); auditing and accounting expenses; taxes and governmental fees; listing fees; fees and expenses of the Fund’s custodians, administrators, transfer agents, registrars and other service providers; expenses for portfolio pricing services by a pricing agent, if any; expenses in connection with the issuance and offering of shares; brokerage commissions and other costs of acquiring or disposing of any portfolio holding of the Fund and any litigation expenses.

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of each Fund to ensure that the total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed the following. This agreement is in effect until [          ], 2024 and it may be terminated before that date only by the Trust’s Board of Trustees.

Fund	Expense Cap as percent of average daily net assets
AXS SPAC and New Issue ETF	0.95%
AXS De-SPAC ETF	0.75%
AXS Short De-SPAC ETF	0.95%
AXS FOMO ETF	0.90%
AXS Revere Sector Opportunity ETF	1.05%
AXS Short Innovation ETF	0.75%[1]

1 AXS has agreed for a period of two years from the date of the Reorganization of the Tuttle Capital Short Innovation ETF, the AXS Short Innovation Fund’s Predecessor Fund, to cap the Fund’s total annual fund operating expenses to 0.75% after which period the expense limitation will be 0.95%.

Any reduction in advisory fees or payment of fund expenses made by AXS in a fiscal year may be reimbursed by the Funds for a period ending three full years after the date of reduction or payment if AXS so requests. Such reimbursement may be requested from a Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. Reimbursement of fees waived or payments made will be made on a “first in, first out” basis so that the oldest fees waived or payments are satisfied first. All other reimbursement is contingent upon the Board’s subsequent review of the reimbursed amounts. Each Fund must pay current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or fund expenses.

BUYING AND SELLING FUND SHARES

Fund shares are listed for trading on the Exchange. When you buy or sell the Funds’ shares on the secondary market, you will pay or receive the market price. You may incur customary brokerage commissions and charges

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and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The shares of the Funds will trade on the Exchange at prices that may differ to varying degrees from the daily NAV of such shares. A “Business Day” with respect to the Funds is any day on which the Exchange is open for business. The Exchange is generally open Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each Fund’s NAV is calculated as of 4:00 p.m. Eastern Time, the normal close of regular trading on the NYSE, on each day the NYSE is open for trading. If for example, the NYSE closes at 1:00 p.m. New York time, the Funds’ NAVs would still be determined as of 4:00 p.m. New York time. In this example, portfolio securities traded on the NYSE would be valued at their closing prices unless the Trust’s Valuation Committee determines that a “fair value” adjustment is appropriate due to subsequent events. The NAV is determined by dividing the value of a Fund’s portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of outstanding shares. A Fund’s NAV may be calculated earlier if permitted by the SEC. The NYSE is closed on weekends and most U.S. national holidays. However, foreign securities listed primarily on non-U.S. markets may trade on weekends or other days on which the Fund does not value its shares, which may significantly affect a Fund’s NAV on those days.

Each Fund’s securities generally are valued at market price. Securities are valued at fair value when market quotations are not readily available. The Board has adopted procedures to be followed when a Fund must utilize fair value pricing, including when reliable market quotations are not readily available, when a Fund’s pricing service does not provide a valuation (or provides a valuation that, in the judgment of the Advisor, does not represent the security’s fair value), or when, in the judgment of the Advisor, events have rendered the market value unreliable (see, for example, the discussion of fair value pricing of foreign securities in the paragraph below). Valuing securities at fair value involves reliance on the judgment of the Advisor and the Board (or a committee thereof), and may result in a different price being used in the calculation of a Fund’s NAV from quoted or published prices for the same securities. Fair value determinations are made in good faith in accordance with procedures adopted by the Board. There can be no assurance that a Fund will obtain the fair value assigned to a security if it sells the security.

In certain circumstances, a Fund employs fair value pricing to ensure greater accuracy in determining daily NAV and to prevent dilution by frequent traders or market timers who seek to exploit temporary market anomalies. Fair value pricing may be applied to foreign securities held by a Fund upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when a Fund’s NAV is determined. If the event may result in a material adjustment to the price of a Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), a Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV.

Other types of portfolio securities that a Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

Frequent Purchases and Redemptions of Fund Shares

The Funds do not impose any restrictions on the frequency of purchases and redemptions of Creation Units; however, the Funds reserve the right to reject or limit purchases at any time as described in the SAI. When considering that no restriction or policy was necessary, the Board evaluated the risks posed by arbitrage and market timing activities, such as whether frequent purchases and redemptions would interfere with the efficient

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implementation of the Funds’ investment strategies, or whether they would cause a Fund to experience increased transaction costs. The Board considered that, unlike traditional mutual funds, shares of the Funds are issued and redeemed only in large quantities of shares known as Creation Units available only from the Funds directly to Authorized Participants, and that most trading in the Funds occurs on the Exchange at prevailing market prices and does not involve the Funds directly. Given this structure, the Board determined that it is unlikely that trading due to arbitrage opportunities or market timing by shareholders would result in negative impact to the Funds or their shareholders. In addition, frequent trading of shares of the Funds done by Authorized Participants and arbitrageurs is critical to ensuring that the market price remains at or close to NAV.

Availability of Information

Each Business Day, the following information will be available at www.axsinvestments.com with respect to each Fund: (i) information for each portfolio holding that will form the basis of the next calculation of a Fund’s net asset value per share; (ii) a Fund’s net asset value per share, market price, and premium or discount, each as of the end of the prior Business Day; (iii) a table showing the number of days a Fund’s shares traded at a premium or discount during the most recently completed calendar year and the most recently completed calendar quarter since that year; (iv) a line graph showing Fund share premiums or discounts for the most recently completed calendar year and the most recently completed calendar quarter since that year; (v) a Fund’s median bid-ask spread over the last thirty calendar days; and (vi) if during the past year a Fund’s premium or discount was greater than 2% for more than seven consecutive trading days, a statement that a Fund’s premium or discount, as applicable, was greater than 2% and a discussion of the factors that are reasonably believed to have materially contributed to the premium or discount.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Funds pay out dividends from their net investment income annually and distributes their net capital gains, if any, to investors at least annually.

Dividend Reinvestment Service

Brokers may make available to their customers who own shares of the Funds the Depository Trust Company book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of the respective Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require a Fund’s shareholders to adhere to specific procedures and timetables.

Federal Income Tax Consequences

The following discussion is very general and does not address investors subject to special rules, such as investors who hold Fund shares through an IRA, 401(k) plan or other tax-advantaged account. The Statement of Information contains further information about taxes. Because each Shareholder’s circumstances are different and special tax rules may apply, you should consult your tax advisor about your investment in a Fund.

You will generally have to pay federal income taxes, as well as any state or local taxes, on distributions received from a Fund, whether paid in cash or reinvested in additional shares. If you sell Fund shares, it is generally considered a taxable event. Distributions of net investment income, other than “qualified dividend income,” and distributions of net short-term capital gains, are taxable for federal income tax purposes at ordinary income tax rates. Distributions from a Fund’s net capital gain (i.e., the excess of its net long-term capital gain over its net short-term capital loss) are taxable for federal income tax purposes as long-term capital gain, regardless of how long the shareholder has held Fund shares. Dividends paid by a Fund (but none of a Fund’s capital gain distributions) may qualify in part for the dividends-received deduction available to corporate shareholders,

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provided certain holding period and other requirements are satisfied. Distributions of investment income that a Fund reports as “qualified dividend income” may be eligible to be taxed to non-corporate shareholders at the reduced rates applicable to long-term capital gain if derived from the Fund’s qualified dividend income and if certain other requirements are satisfied. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market.

You may want to avoid buying shares of a Fund just before it declares a distribution (on or before the record date), because such a distribution will be taxable to you even though it may effectively be a return of a portion of your investment.

Although distributions are generally taxable when received, dividends declared in October, November or December to shareholders of record as of a date in such month and paid during the following January are treated as if received on December 31 of the calendar year when the dividends were declared.

Information on the federal income tax status of dividends and distributions is provided annually.

Dividends and distributions from a Fund and net gain from sales of Fund shares will generally be taken into account in determining a shareholder’s “net investment income” for purposes of the Medicare contribution tax applicable to certain individuals, estates and trusts.

If you do not provide your Fund with your correct taxpayer identification number and any required certifications, you will be subject to backup withholding on your dividends and other distributions. The backup withholding rate is currently 24%.

Dividends and certain other payments made by a Fund to a non-U.S. shareholder are subject to withholding of federal income tax at the rate of 30% (or such lower rate as may be determined in accordance with any applicable treaty). Dividends that are reported by a Fund as “interest-related dividends” or “short-term capital gain dividends” are generally exempt from such withholding. In general, a Fund may report interest-related dividends to the extent of its net income derived from U.S.-source interest and a Fund may report short-term capital gain dividends to the extent its net short-term capital gain for the taxable year exceeds its net long-term capital loss. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax described in this paragraph.

Under legislation commonly referred to as “FATCA,” unless certain non-U.S. entities that hold shares comply with IRS requirements that will generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to Fund distributions payable to such entities. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the United States and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of the agreement.

Some of a Fund’s investment income may be subject to foreign income taxes that are withheld at the country of origin. Tax treaties between certain countries and the United States may reduce or eliminate such taxes, but there can be no assurance that a Fund will qualify for treaty benefits.

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of any cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The IRS, however, may

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assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Any gain or loss realized upon a creation of Creation Units will be treated as capital gain or loss if the Authorized Participant holds the securities exchanged therefor as capital assets, and otherwise will be ordinary income or loss. Similarly, any gain or loss realized upon a redemption of Creation Units will be treated as capital gain or loss if the Authorized Participant holds the shares of a Fund comprising the Creation Units as capital assets, and otherwise will be ordinary income or loss. Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year, and otherwise will be short-term capital gain or loss. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares of a Fund comprising the Creation Units have been held for more than one year, and otherwise, will generally be short-term capital gain or loss. Any capital loss realized upon a redemption of Creation Units held for 6 months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gains with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).

Each Fund has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the shares of the Fund so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to Section 351 of the Code, the Fund would have a basis in any securities different from the market value of such securities on the date of deposit. Each Fund also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. If a Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the shares of the Fund so ordered, own 80% or more of the outstanding shares of the Fund, the purchaser (or a group of purchasers) may not recognize gain or loss upon the exchange of securities for Creation Units.

Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

DISTRIBUTOR

IMST Distributors, LLC (the “Distributor”) serves as the distributor of Creation Units for the Funds on an agency basis. The Distributor does not maintain a secondary market in Shares.

FUND SERVICE PROVIDERS

Co-Administrators. UMB Fund Services, Inc. (“UMBFS”), 235 West Galena Street, Milwaukee, Wisconsin 53212, and Mutual Fund Administration, LLC (“MFAC”), 2220 E. Route 66, Suite 226, Glendora, California 91740 (collectively the “Co-Administrators”), act as co-administrators for the Funds. Pursuant to the Co-Administration Agreement, the Co-Administrators receive a fee for administration services based on each Fund’s average daily net assets, which is paid by the Advisor.

Transfer Agent. Brown Brothers Harriman & Co., located at 50 Post Office Square, Boston, Massachusetts 02110, serves as the Funds’ transfer agent. The transfer agent provides record keeping and shareholder services.

Custodian. Brown Brothers Harriman & Co., located at 50 Post Office Square, Boston, Massachusetts 02110, serves as the Funds’ custodian. The custodian holds the securities, cash and other assets of the Fund.

Fund Accounting Agent. Brown Brothers Harriman & Co., located at 50 Post Office Square, Boston, Massachusetts 02110, serves as the fund accounting agent for the Funds. The fund accounting agent calculates each Fund’s daily NAV.

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Legal Counsel. Morgan, Lewis & Bockius LLP (“Morgan Lewis”), 600 Anton Boulevard, Suite 1800, Costa Mesa, California 92626, serves as legal counsel to the Trust and the Independent Trustees.

Independent Registered Public Accounting Firm. Tait, Weller & Baker LLP (“Tait Weller”), located at Two Liberty Place, 50 South 16th Street, Suite 2900, Philadelphia, Pennsylvania, 19102-2529, serves as the Funds’ independent registered public accounting firm and is responsible for auditing the annual financial statements of each Fund.

ADDITIONAL INFORMATION

Investments by Other Registered Investment Companies

For purposes of the 1940 Act, the Funds are treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Funds. Rule 12d1-4 under the 1940 Act permits registered investment companies to invest in exchange-traded funds offered by the Trust, including the Funds, beyond the limits of Section 12(d)(1) subject to certain terms and conditions, including that such registered investment companies enter into an agreement with the Trust.

Continuous Offering

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by each Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the Prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the transfer agent, breaks them down into individual shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares of the Funds, whether or not participating in the distribution of shares of the Funds, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with shares of the Funds that are part of an unsold allotment within the meaning of Section 4(a)(3)(C) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that under Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the Funds’ Prospectus is available on the SEC’s electronic filing system. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

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PART C: OTHER INFORMATION

Item 15.	Indemnification

Pursuant to Del. Code Ann. Title 12 Section 3817, a Delaware statutory trust may provide in its governing instrument for the indemnification of its officers and Trustees from and against any and all claims and demands whatsoever.

Reference is made to Article 8, Section 8.4 of the Agreement and Declaration of Trust of Investment Managers Series Trust II (the “Registrant” or the “Trust”), which provides:

Subject to the limitations, if applicable, hereinafter set forth in this Section 8.4, the Trust shall indemnify (from the assets of the Series or Series to which the conduct in question relates) each of its Trustees, officers, employees and agents (including Persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter, together with such Person’s heirs, executors, administrators or personal representative, referred to as a “Covered Person”)) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person’s action was in or not opposed to the best interests of the Trust; (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office (iii) for a criminal proceeding, had reasonable cause to believe that his conduct was unlawful (the conduct described in (i), (ii) and (iii) being referred to hereafter as “Disabling Conduct”). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnity was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither “interested persons” of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940 (the “1940 Act”) nor parties to the proceeding (the “Disinterested Trustees”), or (b) an independent legal counsel in a written opinion. Expenses, including accountants’ and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by one or more Series to which the conduct in question related in advance of the final disposition of any such action, suit or proceeding; provided that the Covered Person shall have undertaken to repay the amounts so paid to such Series if it is ultimately determined that indemnification of such expenses is not authorized under this Article 8 and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange

Commission the (“SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Registrant has also entered into Indemnification Agreements with each of its trustees which provide that the Registrant shall advance expenses and indemnify and hold harmless each trustee in certain circumstances against any expenses incurred by a trustee in any proceeding arising out of or in connection with the trustee’s service to the Registrant, to the maximum extent permitted by the Delaware Statutory Trust Act, the Securities Act and the 1940 Act, and which provide for certain procedures in connection with such advancement of expenses and indemnification.

Pursuant to the Distribution Agreement between the Trust and IMST Distributors, LLC (the “Distributor”), the Trust has agreed to indemnify, defend and hold the Distributor, and each of its present or former directors, members, officers, employees, representatives and any person who controls or previously controlled the Distributor within the meaning of Section 15 of the Securities Act (“Distributor Indemnitees”), free and harmless (a) from and against any and all losses, claims, demands, liabilities, damages, charges, payments, costs and expenses (including the costs of investigating or defending any alleged losses, claims, demands, liabilities, damages, charges, payments, costs or expenses and any counsel fees incurred in connection therewith) of any and every nature (“Losses”) which the Distributor and/or each of the Distributor Indemnitees may incur under the Securities Act, the Securities Exchange Act of 1934, any other statute (including Blue Sky laws) or any rule or regulation thereunder, or under common law or otherwise, arising out of or based upon any untrue statement, or alleged untrue statement, of a material fact contained in the registration statement or any prospectus, an annual or interim report to shareholders or sales literature, or any amendments or supplements thereto, or arising out of or based upon any omission, or alleged omission, to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the Trust’s obligation to indemnify the Distributor and any of the Distributor Indemnitees shall not be deemed to cover any Losses arising out of any untrue statement or alleged untrue statement or omission or alleged omission made therein in reliance upon and in conformity with information relating to the Distributor and furnished to the Trust or its counsel by the Distributor in writing for the purpose of, and used in, the preparation thereof; (b) from and against any and all Losses which the Distributor and/or each of the Distributor Indemnitees may incur in connection with the Distribution Agreement or the Distributor’s performance hereunder, except to the extent the Losses result from the Distributor’s willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Distribution Agreement, (c) from and against any and all Losses which the Distributor and/or each of the Distributor Indemnitees may incur resulting from the actions or inactions of any prior service provider to the Trust or any Funds in existence prior to, and added to Schedule A after, the date of the Distribution Agreement, or (d) from and against any and all Losses which the Distributor and/or each of the Distributor Indemnitees may incur when acting in accordance with instructions from the Trust or its representatives; and provided further that to the extent this agreement of indemnity may require indemnity of any Distributor Indemnitee who is also a trustee or officer of the Trust, no such indemnity shall inure to the benefit of such trustee or officer if to do so would be against public policy as expressed in the Securities Act or the 1940 Act.

ITEM 16.	EXHIBITS

(1)	Charter Documents:

	(a)		Certificate of Trust dated August 13, 2013 is incorporated herein by reference to Exhibit (a)(2) to Registrant’s Registration Statement on Form N-1A filed with the Commission on September 30, 2013.

	(b)		Agreement and Declaration of Trust of Registrant dated September 16, 2013 is incorporated herein by reference to Exhibit (a)(1) to Registrant’s Registration Statement on Form N-1A filed with the Commission on September 30, 2013.

		(i)	Amendment to the Amended and Restated Agreement and Declaration of Trust of Registrant dated October 20, 2020 is incorporated herein by reference to Exhibit (a)(1)(i) of Post-Effective Amendment No. 227 filed with the Commission on October 28, 2020.

(2)	By-Laws:

	(a)		Amended By-Laws of Registrant is incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 92 filed with the Commission on August 12, 2016.

(3)	Not applicable.

(4)	Agreement and Plan of Reorganization:

	(a)		Form of Agreement and Plan of Reorganization is filed as Appendix A to Part of this Registration Statement on Form N-14.

(5)			Instruments Defining Rights of Security Holders is incorporated by reference to Registrant’s Agreement and Declaration of Trust and Bylaws.

(6)	Investment Management Agreements:

	(a)		Form of Investment Advisory Agreement between the Trust and AXS Investments LLC – to be filed by amendment.

	(b)		Form of Investment Sub-Advisory Agreement – to be filed by amendment.

(7)	Distribution Agreements:

	(a)		ETF Distribution Agreement between the Registrant and IMST Distributors, LLC is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 252 filed with the Commission on July 28, 2021.

		(i)	Form of Amendment to ETF Distribution Agreement – to be filed by amendment.

	(b)		Form of Authorized Participation Agreement – to be filed by amendment.

(8)	Not applicable.

(9)	Custody Agreements:

(a) Custodian Agreement between the Registrant and BBH&Co. is incorporated herein by reference to Exhibit (g) of Post-Effective Amendment No. 252 filed with the Commission on July 28, 2021.

(10)	Distribution Plan and Rule 18f-3 Plan:

(a) ETF Distribution (Rule 12b-1) Plan – to be filed by amendment.

(11)	Opinion of Counsel:

(a) Opinion and consent of counsel as to the legality of the securities being registered –filed herewith.

(12)	Form of opinion as to tax matters and consent –filed herewith.

(13)	Other Material Contracts

(1) Co-Administration Agreement dated October 16, 2013 is incorporated herein by reference to Exhibit (h)(3) of Pre-Effective Amendment No. 1 filed with the Commission on November 18, 2013.

(2) Administrative Agency Agreement between the Registrant and BBH&Co. is incorporated herein by reference to Exhibit (h)(2) of Pre-Effective Amendment No. 252 filed with the Commission on July 28, 2021.

(14)	Other Opinions:

(a) Consent of Independent Registered Public Accounting Firm of Acquired Fund – to be filed by amendment.

(b) Consent of Independent Registered Public Accounting Firm of Acquiring Fund – to be filed by amendment.

(15)	Not applicable.

(16)	Powers of Attorney:

(a) Power of Attorney – filed herewith.

(17)	Proxy Card:

(a) Forms of Proxy Cards – filed herewith.

Item 17.	Undertakings

1.	The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of the registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3.	The undersigned registrant undertakes to file an opinion of counsel supporting the tax consequences to shareholders discussed in the combined proxy statement and prospectus in a post-effective amendment to this registration statement.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, duly authorized, in the City of Milwaukee, and State of Wisconsin, on the 27th day of April 2022.

INVESTMENT MANAGERS SERIES TRUST II

By:	/s/ Terrance Gallagher
Terrance Gallagher, President and Principal Executive Officer

As required by the Securities Act of 1933, this registration statement has been signed on the 27th day of April 2022 by the following persons in the capacities indicated below.

Signature		Title

/s/ Thomas Knipper
Thomas Knipper		Trustee

/s/ Kathleen K. Shkuda
Kathleen K. Shkuda		Trustee

/s/ Larry D. Tashjian
Larry D. Tashjian		Trustee

/s/ John P. Zader
John P. Zader		Trustee

/s/ Eric M. Banhazl
Eric M. Banhazl		Trustee

/s/ Terrance P. Gallagher
Terrence P. Gallagher		Trustee, President and Principal Executive Officer

/s/ Rita Dam
Rita Dam		Treasurer and Principal Financial Officer

† By:	Rita Dam
Attorney-in-fact, pursuant to power of attorney filed herewith.

Exhibit Index

Opinion and consent of counsel	EX-16.11(a)
Form of opinion as to tax matters and consent	EX-16.12
Powers of Attorney	EX-16.16(a)
Forms of Proxy Cards	EX-16.17(a)